UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D. C. 20549

FORM N-CSR

Investment Company Act file number	811-08606

DWS Target Date Series

(Exact Name of Registrant as Specified in Charter)

345 Park Avenue

New York, NY 10154-0004

(Address of Principal Executive Offices) (Zip Code)

Registrant’s Telephone Number, including Area Code: (201) 593-6408

Paul Schubert

100 Plaza One

Jersey City, NJ 07311

(Name and Address of Agent for Service)

Date of fiscal year end:	8/31

Date of reporting period:	8/31/2010

ITEM 1.	REPORT TO STOCKHOLDERS
  AUGUST 31, 2010

Annual Report to Shareholders

DWS Target Date Series DWS LifeCompass Retirement Fund DWS LifeCompass 2015 Fund DWS LifeCompass 2020 Fund DWS LifeCompass 2030 Fund DWS LifeCompass 2040 Fund

Contents

4 Performance Summaries

19 Information About Each Fund's Expenses

23 Portfolio Management Review

28 Portfolio Summaries

30 Investment Portfolios

45 Statements of Assets and Liabilities

49 Statements of Operations

51 Statements of Changes in Net Assets

56 Financial Highlights

75 Notes to Financial Statements

91 Report of Independent Registered Public Accounting Firm

92 Tax Information

93 Shareholder Meeting Results

94 New Sub-Advisory Agreements Approval

97 Summary of Management Fee Evaluation by Independent Fee Consultant

102 Board Members and Officers

106 Account Management Resources

This report must be preceded or accompanied by a prospectus. To obtain a summary prospectus, if available, or prospectus for any of our funds, refer to the Account Management Resources information provided in the back of this booklet. We advise you to consider the fund's objectives, risks, charges and expenses carefully before investing. The summary prospectus and prospectus contain this and other important information about the fund. Please read the prospectus carefully before you invest.

Although allocation among different asset categories generally limits risk, the investment advisor may favor an asset category that underperforms other assets or markets as a whole. Bond investments are subject to interest-rate and credit risks. When interest rates rise, bond prices generally fall. Credit risk refers to the ability of an issuer to make timely payments of principal and interest. Investing in derivatives entails special risks relating to liquidity, leverage and credit that may reduce returns and/or increased volatility. Because ETFs trade on a securities exchange, their shares may trade at a premium or discount to their net asset value. ETFs also incur fees and expenses so they may not fully match the performance of the indexes they are designed to track. Investing in foreign securities, particularly those of emerging markets, presents certain risks, such as currency fluctuations, political and economic changes, and market risks. Stocks may decline in value. See the prospectus for details.

Target date funds are designed for investors seeking to meet their respective investment goals, such as retirement, around the target date year. The target date is the approximate date when investors plan to start withdrawing their money in the fund. As the fund approaches its target year, the fund will decrease its emphasis on growth of capital and increase its emphasis on current income. The principal value of the funds is not guaranteed at any time, including at the target date. There is no guarantee that the fund will provide adequate income at and through retirement.

DWS Investments is part of Deutsche Bank's Asset Management division and, within the US, represents the retail asset management activities of Deutsche Bank AG, Deutsche Bank Trust Company Americas, Deutsche Investment Management Americas Inc. and DWS Trust Company.

NOT FDIC/NCUA INSURED NO BANK GUARANTEE MAY LOSE VALUE NOT A DEPOSIT NOT INSURED BY ANY FEDERAL GOVERNMENT AGENCY

Performance Summaries August 31, 2010

DWS LifeCompass Retirement Fund

Average Annual Total Returns as of 8/31/10
Unadjusted for Sales Charge	1-Year	3-Year	5-Year	10-Year
Class A	6.67%	-2.33%	1.22%	1.79%
Class B	5.87%	-3.06%	0.47%	1.05%
Class C	5.88%	-3.07%	0.48%	1.04%
Adjusted for the Maximum Sales Charge
Class A (max 5.75% load)	0.54%	-4.24%	0.02%	1.19%
Class B (max 4.00% CDSC)	2.87%	-3.66%	0.30%	1.05%
Class C (max 1.00% CDSC)	5.88%	-3.07%	0.48%	1.04%
No Sales Charges
Class S	6.84%	-2.11%	1.46%	2.03%
Russell® 1000 Index+	5.55%	-8.34%	-0.71%	-1.55%
Russell® 2000 Index++	6.60%	-7.44%	-0.69%	2.48%
Barclays Capital Intermediate U.S. Aggregate Bond Index+++	8.25%	7.30%	5.88%	6.21%

Sources: Lipper Inc. and Deutsche Investment Management Americas Inc.

Performance in the Average Annual Total Returns table above and the Growth of an Assumed $10,000 Investment line graph that follows is historical and does not guarantee future results. Investment return and principal fluctuate so your shares may be worth more or less when redeemed. Current performance may differ from performance data shown. Please visit www.dws-investments.com for the Fund's most recent month-end performance. Performance includes reinvestment of all distributions. Unadjusted returns do not reflect sales charges and would have been lower if they had.

The gross expense ratios of the Fund, as stated in the fee table of the prospectus dated December 1, 2009 are 1.39%, 2.18%, 2.07% and 1.12% for Class A, Class B, Class C and Class S shares, respectively, and may differ from the expense ratios disclosed in the Financial Highlights tables in this report. These expense ratios include net expenses of the underlying funds in which the Fund invests.

Index returns assume reinvestment of dividends and, unlike Fund returns, do not reflect any fees or expenses. It is not possible to invest directly into an index.

Performance figures do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

Returns shown for Class A, B and C shares for the periods prior to their inception on December 29, 2000 are derived from the historical performance of Class S shares of DWS LifeCompass Retirement Fund during such periods and have been adjusted to reflect the higher annual total operating expenses of each specific class. Any difference in expenses will affect performance.

DWS LifeCompass Retirement Fund

Growth of an Assumed $10,000 Investment (Adjusted for Maximum Sales Charge)
[] DWS LifeCompass Retirement Fund — Class A [] Russell 1000 Index+ [] Russell 2000 Index++ [] Barclays Capital Intermediate U.S. Aggregate Bond Index+++

Yearly periods ended August 31

The Fund's growth of an assumed $10,000 investment is adjusted for the maximum sales charge of 5.75%. This results in a net initial investment of $9,425.

The growth of $10,000 is cumulative.

Performance of other share classes will vary based on the sales charges and the fee structure of those classes.

+ The Russell 1000 Index is an unmanaged index that measures the performance of the 1,000 largest companies in the Russell 3000 Index, which represents approximately 92% of the total market capitalization of the Russell 3000 Index.
++ The Russell 2000 Index is an unmanaged index that measures the performance of the 2,000 smallest companies in the Russell 3000 Index, which represents approximately 8% of the total market capitalization of the Russell 3000 Index.
+++ The Barclays Capital Intermediate U.S. Aggregate Bond Index is an unmanaged index that covers the US investment-grade fixed-rate bond market, including government and credit securities, agency mortgage securities, asset-backed securities and commercial mortgage-backed securities.

DWS LifeCompass Retirement Fund

Net Asset Value and Distribution Information
	Class A	Class B	Class C	Class S
Net Asset Value: 8/31/10	$ 10.47	$ 10.47	$ 10.46	$ 10.46
8/31/09	$ 10.08	$ 10.08	$ 10.07	$ 10.08
Distribution Information: Twelve Months as of 8/31/10: Income Dividends	$ .28	$ .20	$ .20	$ .31
Lipper Rankings — Mixed-Asset Target Allocation Conservative Funds Category as of 8/31/10
Period	Rank		Number of Fund Classes Tracked	Percentile Ranking (%)
Class A 1-Year	351	of	450	78
3-Year	359	of	383	94
5-Year	228	of	264	87
Class B 1-Year	402	of	450	90
3-Year	369	of	383	97
5-Year	249	of	264	94
Class C 1-Year	400	of	450	89
3-Year	370	of	383	97
5-Year	248	of	264	94
Class S 1-Year	341	of	450	76
3-Year	357	of	383	93
5-Year	212	of	264	80
10-Year	70	of	82	85

Source: Lipper Inc. Rankings are historical and do not guarantee future results. Rankings are based on total return unadjusted for sales charges with distributions reinvested. If sales charges had been included, rankings might have been less favorable.

DWS LifeCompass 2015 Fund

Average Annual Total Returns as of 8/31/10
Unadjusted for Sales Charge	1-Year	3-Year	5-Year	10-Year
Class A	5.61%	-5.04%	0.04%	0.01%
Class B	4.82%	-5.75%	-0.72%	-0.73%
Class C	4.83%	-5.74%	-0.70%	-0.72%
Adjusted for the Maximum Sales Charge
Class A (max 5.75% load)	-0.46%	-6.90%	-1.14%	-0.58%
Class B (max 4.00% CDSC)	1.82%	-6.34%	-0.89%	-0.73%
Class C (max 1.00% CDSC)	4.83%	-5.74%	-0.70%	-0.72%
No Sales Charges
Class S	5.89%	-4.79%	0.27%	0.24%
Russell 1000 Index+	5.55%	-8.34%	-0.71%	-1.55%
Russell 2000 Index++	6.60%	-7.44%	-0.69%	2.48%
Barclays Capital U.S. Aggregate Bond Index+++	9.18%	7.65%	5.96%	6.47%

Sources: Lipper Inc. and Deutsche Investment Management Americas Inc.

Performance in the Average Annual Total Returns table above and the Growth of an Assumed $10,000 Investment line graph that follows is historical and does not guarantee future results. Investment return and principal fluctuate so your shares may be worth more or less when redeemed. Current performance may differ from performance data shown. Please visit www.dws-investments.com for the Fund's most recent month-end performance. Performance includes reinvestment of all distributions. Unadjusted returns do not reflect sales charges and would have been lower if they had.

The gross expense ratios of the Fund, as stated in the fee table of the prospectus dated December 1, 2009 are 1.30%, 2.09%, 2.02% and 1.07% for Class A, Class B, Class C and Class S shares, respectively, and may differ from the expense ratios disclosed in the Financial Highlights tables in this report. These expense ratios include net expenses of the underlying funds in which the Fund invests.

Index returns assume reinvestment of dividends and, unlike Fund returns, do not reflect any fees or expenses. It is not possible to invest directly into an index.

Performance figures do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

Returns shown for Class A, B and C shares for the periods prior to their inception on December 29, 2000 are derived from the historical performance of Class S shares of DWS LifeCompass 2015 Fund during such periods and have been adjusted to reflect the higher annual total operating expenses of each specific class. Any difference in expenses will affect performance.

DWS LifeCompass 2015 Fund

Growth of an Assumed $10,000 Investment (Adjusted for Maximum Sales Charge)
[] DWS LifeCompass 2015 Fund — Class A [] Russell 1000 Index+ [] Russell 2000 Index++ [] Barclays Capital U.S. Aggregate Bond Index+++

Yearly periods ended August 31

The Fund's growth of an assumed $10,000 investment is adjusted for the maximum sales charge of 5.75%. This results in a net initial investment of $9,425.

The growth of $10,000 is cumulative.

Performance of other share classes will vary based on the sales charges and the fee structure of those classes.

+ The Russell 1000 Index is an unmanaged index that measures the performance of the 1,000 largest companies in the Russell 3000 Index, which represents approximately 92% of the total market capitalization of the Russell 3000 Index.
++ The Russell 2000 Index is an unmanaged index that measures the performance of the 2,000 smallest companies in the Russell 3000 Index, which represents approximately 8% of the total market capitalization of the Russell 3000 Index.
+++ The Barclays Capital U.S. Aggregate Bond Index is an unmanaged, market-value-weighted measure of Treasury issues, agency issues corporate bond issues and mortgage securities.

DWS LifeCompass 2015 Fund

Net Asset Value and Distribution Information
	Class A	Class B	Class C	Class S
Net Asset Value: 8/31/10	$ 9.70	$ 9.69	$ 9.69	$ 9.69
8/31/09	$ 9.39	$ 9.38	$ 9.38	$ 9.38
Distribution Information: Twelve Months as of 8/31/10: Income Dividends	$ .22	$ .14	$ .14	$ .24
Lipper Rankings — Mixed-Asset Target 2015 Funds Category as of 8/31/10
Period	Rank		Number of Fund Classes Tracked	Percentile Ranking (%)
Class A 1-Year	109	of	126	86
3-Year	71	of	90	79
5-Year	27	of	31	85
Class B 1-Year	120	of	126	95
3-Year	79	of	90	87
5-Year	31	of	31	97
Class C 1-Year	119	of	126	94
3-Year	77	of	90	85
5-Year	30	of	31	94
Class S 1-Year	105	of	126	83
3-Year	69	of	90	76
5-Year	25	of	31	79
10-Year	5	of	5	84

Source: Lipper Inc. Rankings are historical and do not guarantee future results. Rankings are based on total return unadjusted for sales charges with distributions reinvested. If sales charges had been included, rankings might have been less favorable.

DWS LifeCompass 2020 Fund

Average Annual Total Returns as of 8/31/10
Unadjusted for Sales Charge	1-Year	3-Year	5-Year	10-Year
Class A	5.10%	-6.16%	-0.12%	-0.90%
Class B	4.24%	-6.86%	-0.86%	-1.63%
Class C	4.24%	-6.85%	-0.85%	-1.63%
Adjusted for the Maximum Sales Charge
Class A (max 5.75% load)	-0.94%	-7.99%	-1.29%	-1.48%
Class B (max 4.00% CDSC)	1.24%	-7.44%	-1.03%	-1.63%
Class C (max 1.00% CDSC)	4.24%	-6.85%	-0.85%	-1.63%
No Sales Charges
Class S	5.36%	-5.93%	0.13%	-0.67%
Russell 1000 Index+	5.55%	-8.34%	-0.71%	-1.55%
Russell 2000 Index++	6.60%	-7.44%	-0.69%	2.48%
Barclays Capital U.S. Aggregate Bond Index+++	9.18%	7.65%	5.96%	6.47%

Sources: Lipper Inc. and Deutsche Investment Management Americas Inc.

Performance in the Average Annual Total Returns table above and the Growth of an Assumed $10,000 Investment line graph that follows is historical and does not guarantee future results. Investment return and principal fluctuate so your shares may be worth more or less when redeemed. Current performance may differ from performance data shown. Please visit www.dws-investments.com for the Fund's most recent month-end performance. Performance includes reinvestment of all distributions. Unadjusted returns do not reflect sales charges and would have been lower if they had.

The gross expense ratios of the Fund, as stated in the fee table of the prospectus dated December 1, 2009 are 1.33%, 2.09%, 2.06% and 1.13% for Class A, Class B, Class C and Class S shares, respectively, and may differ from the expense ratios disclosed in the Financial Highlights tables in this report. These expense ratios include net expenses of the underlying funds in which the Fund invests.

Index returns assume reinvestment of dividends and, unlike Fund returns, do not reflect any fees or expenses. It is not possible to invest directly into an index.

Performance figures do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

Returns shown for Class A, B and C shares for the periods prior to their inception on December 29, 2000 are derived from the historical performance of Class S shares of DWS LifeCompass 2020 Fund during such periods and have been adjusted to reflect the higher annual total operating expenses of each specific class. Any difference in expenses will affect performance.

DWS LifeCompass 2020 Fund

Growth of an Assumed $10,000 Investment (Adjusted for Maximum Sales Charge)
[] DWS LifeCompass 2020 Fund — Class A [] Russell 1000 Index+ [] Russell 2000 Index++ [] Barclays Capital U.S. Aggregate Bond Index+++

Yearly periods ended August 31

The Fund's growth of an assumed $10,000 investment is adjusted for the maximum sales charge of 5.75%. This results in a net initial investment of $9,425.

The growth of $10,000 is cumulative.

Performance of other share classes will vary based on the sales charges and the fee structure of those classes.

+ The Russell 1000 Index is an unmanaged index that measures the performance of the 1,000 largest companies in the Russell 3000 Index, which represents approximately 92% of the total market capitalization of the Russell 3000 Index.
++ The Russell 2000 Index is an unmanaged index that measures the performance of the 2,000 smallest companies in the Russell 3000 Index, which represents approximately 8% of the total market capitalization of the Russell 3000 Index.
+++ The Barclays Capital U.S. Aggregate Bond Index is an unmanaged, market-value-weighted measure of Treasury issues, agency issues, corporate bond issues and mortgage securities.

DWS LifeCompass 2020 Fund

Net Asset Value and Distribution Information
	Class A	Class B	Class C	Class S
Net Asset Value: 8/31/10	$ 11.56	$ 11.45	$ 11.45	$ 11.58
8/31/09	$ 11.21	$ 11.11	$ 11.11	$ 11.23
Distribution Information: Twelve Months as of 8/31/10: Income Dividends	$ .23	$ .14	$ .14	$ .26
Lipper Rankings — Mixed-Asset Target 2020 Funds Category as of 8/31/10
Period	Rank		Number of Fund Classes Tracked	Percentile Ranking (%)
Class A 1-Year	159	of	173	92
3-Year	112	of	129	87
5-Year	51	of	57	88
Class B 1-Year	168	of	173	97
3-Year	116	of	129	90
5-Year	57	of	57	99
Class C 1-Year	168	of	173	97
3-Year	115	of	129	89
5-Year	56	of	57	97
Class S 1-Year	155	of	173	90
3-Year	110	of	129	85
5-Year	46	of	57	80
10-Year	8	of	8	89

Source: Lipper Inc. Rankings are historical and do not guarantee future results. Rankings are based on total return unadjusted for sales charges with distributions reinvested. If sales charges had been included, rankings might have been less favorable.

DWS LifeCompass 2030 Fund

Average Annual Total Returns as of 8/31/10
Unadjusted for Sales Charge	1-Year	3-Year	5-Year	Life of Fund*
Class A	3.63%	-8.16%	-0.81%	0.82%
Class B	2.98%	-8.78%	-1.54%	0.10%
Class C	2.99%	-8.82%	-1.55%	0.08%
Adjusted for the Maximum Sales Charge
Class A (max 5.75% load)	-2.33%	-9.95%	-1.98%	-0.20%
Class B (max 4.00% CDSC)	-0.02%	-9.31%	-1.70%	-0.04%
Class C (max 1.00% CDSC)	2.99%	-8.82%	-1.55%	0.08%
No Sales Charges
Class S	4.02%	-7.93%	-0.57%	1.07%
Russell 1000 Index+	5.55%	-8.34%	-0.71%	1.24%
Russell 2000 Index++	6.60%	-7.44%	-0.69%	1.86%
Barclays Capital U.S. Aggregate Bond Index+++	9.18%	7.65%	5.96%	5.62%

Sources: Lipper Inc. and Deutsche Investment Management Americas Inc.

* The Fund commenced operations on November 1, 2004. Index returns began on October 31, 2004.

Performance in the Average Annual Total Returns table above and the Growth of an Assumed $10,000 Investment line graph that follows is historical and does not guarantee future results. Investment return and principal fluctuate so your shares may be worth more or less when redeemed. Current performance may differ from performance data shown. Please visit www.dws-investments.com for the Fund's most recent month-end performance. Performance includes reinvestment of all distributions. Unadjusted returns do not reflect sales charges and would have been lower if they had.

The gross expense ratios of the Fund, as stated in the fee table of the prospectus dated December 1, 2009 are 1.82%, 2.72%, 2.61% and 1.62% for Class A, Class B, Class C and Class S shares, respectively, and may differ from the expense ratios disclosed in the Financial Highlights tables in this report. These expense ratios include net expenses of the underlying funds in which the Fund invests.

Index returns assume reinvestment of dividends and, unlike Fund returns, do not reflect any fees or expenses. It is not possible to invest directly into an index.

Performance figures do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

DWS LifeCompass 2030 Fund

Growth of an Assumed $10,000 Investment (Adjusted for Maximum Sales Charge)
[] DWS LifeCompass 2030 Fund — Class A [] Russell 1000 Index+ [] Russell 2000 Index++ [] Barclays Capital U.S. Aggregate Bond Index+++

Yearly periods ended August 31

The Fund's growth of an assumed $10,000 investment is adjusted for the maximum sales charge of 5.75%. This results in a net initial investment of $9,425.

The growth of $10,000 is cumulative.

Performance of other share classes will vary based on the sales charges and the fee structure of those classes.

* The Fund commenced operations on November 1, 2004. Index returns began on October 31, 2004.
+ The Russell 1000 Index is an unmanaged index that measures the performance of the 1,000 largest companies in the Russell 3000 Index, which represents approximately 92% of the total market capitalization of the Russell 3000 Index.
++ The Russell 2000 Index is an unmanaged index that measures the performance of the 2,000 smallest companies in the Russell 3000 Index, which represents approximately 8% of the total market capitalization of the Russell 3000 Index.
+++ The Barclays Capital U.S. Aggregate Bond Index is an unmanaged, market-value-weighted measure of Treasury issues, agency issues, corporate bond issues and mortgage securities.

DWS LifeCompass 2030 Fund

Net Asset Value and Distribution Information
	Class A	Class B	Class C	Class S
Net Asset Value: 8/31/10	$ 8.04	$ 8.02	$ 8.01	$ 8.05
8/31/09	$ 7.87	$ 7.84	$ 7.83	$ 7.87
Distribution Information: Twelve Months as of 8/31/10: Income Dividends	$ .12	$ .06	$ .06	$ .14
Lipper Rankings — Mixed-Asset Target 2030 Funds Category as of 8/31/10
Period	Rank		Number of Fund Classes Tracked	Percentile Ranking (%)
Class A 1-Year	162	of	170	95
3-Year	109	of	126	86
5-Year	50	of	54	91
Class B 1-Year	170	of	170	100
3-Year	110	of	126	87
5-Year	53	of	54	97
Class C 1-Year	169	of	170	99
3-Year	111	of	126	88
5-Year	54	of	54	99
Class S 1-Year	157	of	170	92
3-Year	108	of	126	86
5-Year	43	of	54	79

Source: Lipper Inc. Rankings are historical and do not guarantee future results. Rankings are based on total return unadjusted for sales charges with distributions reinvested. If sales charges had been included, rankings might have been less favorable.

DWS LifeCompass 2040 Fund

Average Annual Total Returns as of 8/31/10
Unadjusted for Sales Charge	1-Year	Life of Fund*
Class A	3.58%	-9.17%
Class C	2.81%	-9.82%
Adjusted for the Maximum Sales Charge
Class A (max 5.75% load)	-2.38%	-11.07%
Class C (max 1.00% CDSC)	2.81%	-9.82%
No Sales Charges
Class S	3.83%	-8.90%
Russell 1000 Index+	5.55%	-9.44%
Russell 2000 Index++	6.60%	-7.11%
Barclays Capital U.S. Aggregate Bond Index+++	9.18%	7.03%

Sources: Lipper Inc. and Deutsche Investment Management Americas Inc.

* The Fund commenced operations on November 15, 2007. Index returns began on November 30, 2007.

Performance in the Average Annual Total Returns table above and the Growth of an Assumed $10,000 Investment line graph that follows is historical and does not guarantee future results. Investment return and principal fluctuate so your shares may be worth more or less when redeemed. Current performance may differ from performance data shown. Please visit www.dws-investments.com for the Fund's most recent month-end performance. Performance includes reinvestment of all distributions. Unadjusted returns do not reflect sales charges and would have been lower if they had.

The gross expense ratios of the Fund, as stated in the fee table of the prospectus dated December 1, 2009 are 3.56%, 4.52% and 3.36% for Class A, Class C and Class S shares, respectively, and may differ from the expense ratios disclosed in the Financial Highlights tables in this report. These expense ratios include net expenses of the underlying funds in which the Fund invests.

Index returns assume reinvestment of dividends and, unlike Fund returns, do not reflect any fees or expenses. It is not possible to invest directly into an index.

Performance figures do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

DWS LifeCompass 2040 Fund

Growth of an Assumed $10,000 Investment (Adjusted for Maximum Sales Charge)
[] DWS LifeCompass 2040 Fund — Class A [] Russell 1000 Index+ [] Russell 2000 Index++ [] Barclays Capital U.S. Aggregate Bond Index+++

The Fund's growth of an assumed $10,000 investment is adjusted for the maximum sales charge of 5.75%. This results in a net initial investment of $9,425.

The growth of $10,000 is cumulative.

Performance of other share classes will vary based on the sales charges and the fee structure of those classes.

* The Fund commenced operations on November 15, 2007. Index returns began on November 30, 2007.
+ The Russell 1000 Index is an unmanaged index that measures the performance of the 1,000 largest companies in the Russell 3000 Index, which represents approximately 92% of the total market capitalization of the Russell 3000 Index.
++ The Russell 2000 Index is an unmanaged index that measures the performance of the 2,000 smallest companies in the Russell 3000 Index, which represents approximately 8% of the total market capitalization of the Russell 3000 Index.
+++ The Barclays Capital U.S. Aggregate Bond Index is an unmanaged, market-value-weighted measure of Treasury issues, agency issues, corporate bond issues and mortgage securities.

DWS LifeCompass 2040 Fund

Net Asset Value and Distribution Information
	Class A	Class C	Class S
Net Asset Value: 8/31/10	$ 7.14	$ 7.11	$ 7.16
8/31/09	$ 6.97	$ 6.94	$ 6.99
Distribution Information: Twelve Months as of 8/31/10: Income Dividends	$ .08	$ .03	$ .10
Lipper Rankings — Mixed-Asset Target 2040 Funds Category as of 8/31/10
Period	Rank		Number of Fund Classes Tracked	Percentile Ranking (%)
Class A 1-Year	146	of	168	87
Class C 1-Year	158	of	168	94
Class S 1-Year	142	of	168	85

Source: Lipper Inc. Rankings are historical and do not guarantee future results. Rankings are based on total return unadjusted for sales charges with distributions reinvested. If sales charges had been included, rankings might have been less favorable.

Information About Each Fund's Expenses

As an investor of the Funds, you incur two types of costs: ongoing expenses and transaction costs. Ongoing expenses include distribution and service (12b-1) fees and other Fund expenses. Examples of transaction costs include sales charges (loads) and account maintenance fees, which are not shown in this section. The following tables are intended to help you understand your ongoing expenses (in dollars) of investing in the Funds and to help you compare these expenses with the ongoing expenses of investing in mutual funds. In addition to the ongoing expenses which the Funds bear directly, the Funds' shareholders indirectly bear the expenses of the Underlying Funds in which the Funds invest. These expenses are not included in the Funds' annualized expense ratios used to calculate the expense estimate in the tables. In the most recent six-month period, DWS LifeCompass Retirement Fund, DWS LifeCompass 2015 Fund, DWS LifeCompass 2020 Fund, DWS LifeCompass 2030 Fund and DWS LifeCompass 2040 Fund limited the ongoing expenses the Funds bear directly; had they not done so, expenses would have been higher. The examples in the tables are based on an investment of $1,000 invested at the beginning of the six-month period and held for the entire period (March 1, 2010 to August 31, 2010).

The tables illustrate your Fund's expenses in two ways:

• Actual Fund Return. This helps you estimate the actual dollar amount of ongoing expenses (but not transaction costs) paid on a $1,000 investment in the Fund using the Fund's actual return during the period. To estimate the expenses you paid over the period, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the "Expenses Paid per $1,000" line under the share class you hold.

• Hypothetical 5% Fund Return. This helps you to compare your Fund's ongoing expenses (but not transaction costs) with those of other mutual funds using the Fund's actual expense ratio and a hypothetical rate of return of 5% per year before expenses. Examples using a 5% hypothetical fund return may be found in the shareholder reports of other mutual funds. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.

Please note that the expenses shown in these tables are meant to highlight your ongoing expenses only and do not reflect any transaction costs. The "Expenses Paid per $1,000" line of the tables is useful in comparing ongoing expenses only and will not help you determine the relative total expense of owning different funds. An account maintenance fee of $6.25 per quarter for Class S shares may apply for certain accounts whose balances do not meet the applicable minimum initial investment. This fee is not included in these tables. If it was, the estimate of expenses paid for Class S shares during the period would be higher, and account value during the period would be lower, by this amount.

DWS LifeCompass Retirement Fund

Expenses and Value of a $1,000 Investment for the six months ended August 31, 2010
Actual Fund Return	Class A	Class B	Class C	Class S
Beginning Account Value 3/1/10	$ 1,000.00	$ 1,000.00	$ 1,000.00	$ 1,000.00
Ending Account Value 8/31/10	$ 1,013.70	$ 1,010.80	$ 1,009.90	$ 1,014.90
Expenses Paid per $1,000*	$ 3.15	$ 6.94	$ 7.04	$ 1.88
Hypothetical 5% Fund Return	Class A	Class B	Class C	Class S
Beginning Account Value 3/1/10	$ 1,000.00	$ 1,000.00	$ 1,000.00	$ 1,000.00
Ending Account Value 8/31/10	$ 1,022.08	$ 1,018.30	$ 1,018.20	$ 1,023.34
Expenses Paid per $1,000*	$ 3.16	$ 6.97	$ 7.07	$ 1.89
* Expenses are equal to the Fund's annualized expense ratio for each share class, multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period, then divided by 365.
Annualized Expense Ratios**	Class A	Class B	Class C	Class S
DWS LifeCompass Retirement Fund	.62%	1.37%	1.37%	.37%
** The Fund invests in other funds and indirectly bears its proportionate share of fees and expenses incurred by the Underlying Funds in which the Fund is invested. These ratios do not include these indirect fees and expenses.

For more information, please refer to the Fund's prospectus.

DWS LifeCompass 2015 Fund

Expenses and Value of a $1,000 Investment for the six months ended August 31, 2010
Actual Fund Return	Class A	Class B	Class C	Class S
Beginning Account Value 3/1/10	$ 1,000.00	$ 1,000.00	$ 1,000.00	$ 1,000.00
Ending Account Value 8/31/10	$ 998.80	$ 995.00	$ 995.10	$ 1,000.03
Expenses Paid per $1,000*	$ 2.92	$ 6.79	$ 6.89	$ 1.66
Hypothetical 5% Fund Return	Class A	Class B	Class C	Class S
Beginning Account Value 3/1/10	$ 1,000.00	$ 1,000.00	$ 1,000.00	$ 1,000.00
Ending Account Value 8/31/10	$ 1,022.28	$ 1,018.40	$ 1,018.30	$ 1,023.54
Expenses Paid per $1,000*	$ 2.96	$ 6.87	$ 6.97	$ 1.68
* Expenses are equal to the Fund's annualized expense ratio for each share class, multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period, then divided by 365.
Annualized Expense Ratios**	Class A	Class B	Class C	Class S
DWS LifeCompass 2015 Fund	.58%	1.33%	1.33%	.33%
** The Fund invests in other funds and indirectly bears its proportionate share of fees and expenses incurred by the Underlying Funds in which the Fund is invested. These ratios do not include these indirect fees and expenses.

For more information, please refer to the Fund's prospectus.

DWS LifeCompass 2020 Fund

Expenses and Value of a $1,000 Investment for the six months ended August 31, 2010
Actual Fund Return	Class A	Class B	Class C	Class S
Beginning Account Value 3/1/10	$ 1,000.00	$ 1,000.00	$ 1,000.00	$ 1,000.00
Ending Account Value 8/31/10	$ 989.70	$ 986.20	$ 986.20	$ 990.60
Expenses Paid per $1,000*	$ 2.96	$ 6.71	$ 6.71	$ 1.71
Hypothetical 5% Fund Return	Class A	Class B	Class C	Class S
Beginning Account Value 3/1/10	$ 1,000.00	$ 1,000.00	$ 1,000.00	$ 1,000.00
Ending Account Value 8/31/10	$ 1,022.23	$ 1,018.45	$ 1,018.45	$ 1,023.49
Expenses Paid per $1,000*	$ 3.01	$ 6.82	$ 6.82	$ 1.73
* Expenses are equal to the Fund's annualized expense ratio for each share class, multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period, then divided by 365.
Annualized Expense Ratios**	Class A	Class B	Class C	Class S
DWS LifeCompass 2020 Fund	.59%	1.34%	1.34%	.34%
** The Fund invests in other funds and indirectly bears its proportionate share of fees and expenses incurred by the Underlying Funds in which the Fund is invested. These ratios do not include these indirect fees and expenses.

For more information, please refer to the Fund's prospectus.

DWS LifeCompass 2030 Fund

Expenses and Value of a $1,000 Investment for the six months ended August 31, 2010
Actual Fund Return	Class A	Class B	Class C	Class S
Beginning Account Value 3/1/10	$ 1,000.00	$ 1,000.00	$ 1,000.00	$ 1,000.00
Ending Account Value 8/31/10	$ 971.00	$ 968.60	$ 968.60	$ 972.20
Expenses Paid per $1,000*	$ 2.88	$ 6.60	$ 6.60	$ 1.64
Hypothetical 5% Fund Return	Class A	Class B	Class C	Class S
Beginning Account Value 3/1/10	$ 1,000.00	$ 1,000.00	$ 1,000.00	$ 1,000.00
Ending Account Value 8/31/10	$ 1,022.28	$ 1,018.50	$ 1,018.50	$ 1,023.54
Expenses Paid per $1,000*	$ 2.96	$ 6.77	$ 6.77	$ 1.68
* Expenses are equal to the Fund's annualized expense ratio for each share class, multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period, then divided by 365.
Annualized Expense Ratios**	Class A	Class B	Class C	Class S
DWS LifeCompass 2030 Fund	.58%	1.33%	1.33%	.33%
** The Fund invests in other funds and indirectly bears its proportionate share of fees and expenses incurred by the Underlying Funds in which the Fund is invested. These ratios do not include these indirect fees and expenses.

For more information, please refer to the Fund's prospectus.

DWS LifeCompass 2040 Fund

Expenses and Value of a $1,000 Investment for the six months ended August 31, 2010
Actual Fund Return	Class A	Class C	Class S
Beginning Account Value 3/1/10	$ 1,000.00	$ 1,000.00	$ 1,000.00
Ending Account Value 8/31/10	$ 968.80	$ 966.00	$ 970.20
Expenses Paid per $1,000*	$ 2.73	$ 6.44	$ 1.49
Hypothetical 5% Fund Return	Class A	Class C	Class S
Beginning Account Value 3/1/10	$ 1,000.00	$ 1,000.00	$ 1,000.00
Ending Account Value 8/31/10	$ 1,022.43	$ 1,018.65	$ 1,023.69
Expenses Paid per $1,000*	$ 2.80	$ 6.61	$ 1.53
* Expenses are equal to the Fund's annualized expense ratio for each share class, multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period, then divided by 365.
Annualized Expense Ratios**	Class A	Class C	Class S
DWS LifeCompass 2040 Fund	.55%	1.30%	.30%
** The Fund invests in other funds and indirectly bears its proportionate share of fees and expenses incurred by the Underlying Funds in which the Fund is invested. These ratios do not include these indirect fees and expenses.

For more information, please refer to the Fund's prospectus.

Portfolio Management Review

DWS Target Date Series: A Team Approach to Investing

Deutsche Investment Management Americas Inc. ("DIMA" or the "Advisor"), which is part of Deutsche Asset Management, is the investment advisor for DWS Target Date Series. DIMA and its predecessors have more than 80 years of experience managing mutual funds and DIMA provides a full range of investment advisory services to both institutional and retail clients.

DIMA is an indirect, wholly owned subsidiary of Deutsche Bank AG. Deutsche Bank AG is a major global banking institution that is engaged in a wide range of financial services, including investment management, mutual funds, retail, private and commercial banking, investment banking and insurance.

DWS Investments is the retail brand name of the US asset management activities of Deutsche Bank AG and DIMA, representing a wide range of investing expertise and resources. This well-resourced global investment platform brings together a wide variety of experience and investment insight across industries, regions, asset classes and investing styles.

QS Investors, LLC, New York, New York, is the subadvisor for the fund. Please see Note B. Related Parties in the Notes to Financial Statements for details.

Portfolio Management Team

Inna Okounkova
Robert Wang

Portfolio Managers, QS Investors, LLC

Market Overview and Fund Performance

The views expressed in the following discussion reflect those of the portfolio management team only through the end of the period of the report as stated on the cover. The management team's views are subject to change at any time based on market and other conditions and should not be construed as a recommendation. Past performance is no guarantee of future results. Current and future portfolio holdings are subject to risk.

The performance of the global financial markets throughout the past 12 months reflected the shifting outlook for the global economy. During the first eight months of the period, an environment of robust corporate earnings, improving growth and stimulative policies by global governments contributed to strong performance for global equities and non-government bonds. At the same time, the improving economic outlook, together with a steady revival of investors' risk appetites, led to a gradual — albeit uneven — uptrend in government bond yields.

The investment environment began to change for the worse near the beginning of May, however. The onset of the European sovereign debt crisis, together with efforts by the Chinese government to rein in the country's overheating real estate sector, fueled fears that the global economy may be on the verge of a "double dip." This concern was reinforced by a series of weaker-than-expected economic reports in the United States. Investors rapidly grew more risk-averse, leading to a sharp sell-off in stocks and exceptionally strong performance for government bonds in the final three months of the period.

Although the concerns about the global economy caused the markets to weaken during the spring and summer, most major indices finished the annual period in positive territory. The Russell 3000® Index, a measure of broad US stock market performance, rose 5.64%.1 Within the index, domestic small-cap stocks — as measured by the Russell 2000® Index, gained 6.60% and outperformed large caps (based on the 5.55% return of the Russell 1000® Index).2,3 With regard to investment styles, the 6.21% return of the Russell 3000® Growth Index outpaced the 5.08% return generated by the Russell 3000® Value Index.4,5

Overseas, developed-market international stocks lagged the US market by a wide margin, as gauged by the -2.34% return of the Morgan Stanley Capital International Europe, Australasia and Far East (MSCI EAFE) Index, due largely to underperformance in Europe.6 However, the emerging markets produced a strong return of 18.02% (based on the MSCI Emerging Markets Index).7 Emerging economies held up very well during the economic downturn in the developed world, thanks to strong government finances, sound fiscal policies and rising domestic demand.

The prospect of slowing economic growth provided a firm underpinning for the 12-month return of government bonds. The Barclays Capital U.S. Treasury Bond Index, which measures the performance of US Treasury notes with a variety of maturities, returned 8.13%.8 At the same time, corporate bonds were boosted by investors' search for higher-yielding alternatives to government issues. The Barclays Capital U.S. Aggregate Bond Index, which gauges the performance of the US bond market as a whole, returned 9.18%, while the Barclays Capital U.S. Corporate High-Yield Bond Index, which measures the performance of high-yield bonds, surged 21.52%.9,10

The DWS Target Date Series provides a one-stop method for investors to achieve extensive portfolio diversification.11 Each fund in the series follows a dynamic "glide path" — or a shifting mix of various asset classes — throughout the life of the fund. This path is designed to make the weightings in each fund more conservative as the targeted retirement date approaches. In this way, we manage the portfolios with each fund's specific target date in mind. The funds' investments are allocated to both DWS mutual funds and exchange-traded funds, or ETFs.12

For the one-year period ended August 31, 2010, all five funds in the DWS Target Date Series underperformed the average return of the funds in their respective Lipper peer groups.

Positive Contributors to Fund Performance

Among our positions in the DWS LifeCompass Retirement, 2015, 2020, 2030 and 2040 mutual funds, the largest positive contributions to performance — relative to our strategic asset allocation — came from the DWS RREEF Global Real Estate Securities Fund and DWS Gold & Precious Metals Fund. Global real estate was helped by strength in the Asian property market, while gold-related shares gained a boost from investor worries about the declining value of major world currencies. In DWS LifeCompass Retirement Fund, which has the highest allocation to fixed income, the largest contributions relative to our strategic asset allocation came from DWS Floating Rate Plus Fund and DWS Short Duration Plus Fund.

Among our positions in country ETFs, our investment in iShares MSCI Canada Index Fund was the strongest contributor across all five funds.13 Canadian stocks performed well, due to strength in the natural resource space.

Negative Contributors to Fund Performance

On the fund level, DWS International Fund — which lagged its benchmark — proved to be the largest detractor to relative performance in all five portfolios. DWS S&P 500 Plus Fund also detracted from the performance of all five funds. A position in the Financial Select Sector SPDR Fund, which is no longer held, was a further detractor from the funds' performance.14

Among country ETFs, iShares MSCI Australia Index Fund was the largest detractor in the 2030 fund, while iShares MSCI Germany Index Fund weighed on relative performance across all other funds in the LifeCompass series.15,16

We also experienced underperformance from our tactical asset allocation, or TAA. In this aspect of our strategy, we implement underweights or overweights of a particular asset class relative to its longer-term target.17 TAAs are updated every month using both fundamental analysis and quantitative models.

Outlook and Positioning

We are maintaining a rigorous approach to strategic and tactical asset allocation, combined with diligent risk management. As the market environment continues to evolve, we will review these strategic allocations annually and alter the asset mix as we deem appropriate.

1 The Russell 3000 Index measures the performance of the 3,000 largest US companies based on total market capitalization, which represents approximately 98% of the investable US equity market.
2 The Russell 2000 Index is an unmanaged index that measures the performance of the 2,000 smallest companies in the Russell 3000 Index, which represents approximately 8% of the total market capitalization of the Russell 3000 Index.
3 The Russell 1000 Index is an unmanaged index that measures the performance of the 1,000 largest companies in the Russell 3000 Index, which represents approximately 92% of the total market capitalization of the Russell 3000 Index.
4 The Russell 3000 Growth Index measures the performance of the broad growth segment of the US equity universe. It includes those Russell 3000 companies with higher price-to-book ratios and higher forecasted growth values.
5 The Russell 3000 Value Index measures the performance of the broad value segment of the US equity universe. It includes those Russell 3000 companies with lower price-to-book ratios and lower forecasted growth values.
Index returns assume reinvested dividends and, unlike fund returns, do not reflect any fees or expenses. It is not possible to invest directly into an index.
6 The Morgan Stanley Capital International (MSCI) Europe, Australasia and Far East (EAFE) Index is an unmanaged, capitalization-weighted index that tracks international stock performance in the 21 developed markets of Europe, Australasia and the Far East. The index is calculated using closing local market prices and translates into US dollars using the London close foreign exchange rates.
7 The Morgan Stanley Capital International (MSCI) Emerging Markets Index is an unmanaged, capitalization-weighted index of companies in a universe of 26 emerging markets. The index is calculated using closing local market prices and translates into US dollars using the London close foreign exchange rates.
8 The Barclays Capital U.S. Treasury Bond Index is an unmanaged index reflecting the performance of all public obligations and does not focus on one particular segment of the Treasury market.
9 The Barclays Capital U.S. Aggregate Bond Index is an unmanaged, market-value- weighted measure of Treasury issues, agency issues, corporate bond issues and mortgage securities.
10 The Barclays Capital U.S. Corporate High-Yield Bond Index covers the US dollar-denominated, non-investment grade, fixed-rate, taxable corporate bond market.
Index returns assume reinvested dividends and, unlike fund returns, do not reflect any fees or expenses. It is not possible to invest directly into an index.
11 Diversification neither assures a profit nor guarantees against a loss.
12 An exchange-traded fund (ETF) is a security that tracks an index, a commodity or a basket of assets like an index fund, but trades like a stock on an exchange.
13 The iShares MSCI Canada Index Fund seeks to provide investment results that correspond generally to the price and yield performance, before fees and expenses, of publicly traded securities in the Canadian market, as measured by the MSCI Canada Index.
14 The Financial Select Sector SPDR® Fund, before expenses, seeks to closely match the returns and characteristics of the Financial Select Sector Index.
15 The iShares MSCI Australia Index Fund seeks to provide investment results that correspond generally to the price and yield performance, before fees and expenses, of publicly traded securities in the Australian market, as represented by the MSCI Australia Index.
16 The iShares MSCI Germany Index Fund seeks to provide investment results that correspond generally to the price and yield performance, before fees and expenses, of publicly traded securities in the German market, as measured by the MSCI Germany Index.
17 "Overweight" means the fund holds a higher weighting in a given sector or security than the benchmark. "Underweight" means the fund holds a lower weighting.

Portfolio Summaries

DWS LifeCompass Retirement Fund

Asset Allocation (As a % of Investment Portfolio)	8/31/10	8/31/09

Fixed Income — Money Market Fund	1%	4%
Fixed Income — Bond Funds	63%	60%
Equity — Equity Funds	30%	27%
Equity — Exchange-Traded Funds	6%	9%
	100%	100%
Target Allocation	8/31/10	8/31/09

Fixed Income Funds	65%	65%
Equity Funds	35%	35%

Asset allocation is subject to change.

DWS LifeCompass 2015 Fund

Asset Allocation (As a % of Investment Portfolio)	8/31/10	8/31/09

Fixed Income — Money Market Fund	1%	3%
Fixed Income — Bond Funds	40%	36%
Equity — Equity Funds	49%	54%
Equity — Exchange-Traded Funds	10%	7%
	100%	100%
Target Allocation	8/31/10	8/31/09

Fixed Income Funds	40%	40%
Equity Funds	60%	60%

Asset allocation is subject to change.

DWS LifeCompass 2020 Fund

Asset Allocation (As a % of Investment Portfolio)	8/31/10	8/31/09

Fixed Income — Money Market Fund	1%	3%
Fixed Income — Bond Funds	29%	26%
Equity — Equity Funds	59%	64%
Equity — Exchange-Traded Funds	11%	7%
	100%	100%
Target Allocation	8/31/10	8/31/09

Fixed Income Funds	30%	30%
Equity Funds	70%	70%

Asset allocation is subject to change.

DWS LifeCompass 2030 Fund

Asset Allocation (As a % of Investment Portfolio)	8/31/10	8/31/09

Fixed Income — Money Market Fund	1%	2%
Fixed Income — Bond Funds	8%	7%
Equity — Equity Funds	77%	76%
Equity — Exchange-Traded Funds	14%	15%
	100%	100%
Target Allocation	8/31/10	8/31/09

Fixed Income Funds	10%	10%
Equity Funds	90%	90%

Asset allocation is subject to change.

DWS LifeCompass 2040 Fund

Asset Allocation (As a % of Investment Portfolio)	8/31/10	8/31/09

Fixed Income — Money Market Fund	2%	2%
Fixed Income — Bond Funds	3%	4%
Equity — Equity Funds	81%	74%
Equity — Exchange-Traded Funds	14%	20%
	100%	100%
Target Allocation	8/31/10	8/31/09

Fixed Income Funds	5%	5%
Equity Funds	95%	95%

Asset allocation is subject to change.

For more complete details about each Fund's investment portfolio, see pages 30-43. A quarterly Fact Sheet is available upon request. Please see the Account Management Resources section for contact information.

Following each Fund's fiscal first and third quarter-end, a complete portfolio holdings listing is filed with the SEC on Form N-Q. The form will be available on the SEC's Web site at www.sec.gov, and it also may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the SEC's Public Reference Room may be obtained by calling (800) SEC-0330. A complete list of each Fund's portfolio holdings is also posted on www.dws-investments.com from time to time. Please see the Funds' current prospectus for more information.

Investment Portfolios as of August 31, 2010

DWS LifeCompass Retirement Fund

	Shares	Value ($)

Equity — Equity Funds 29.1%
DWS Capital Growth Fund "Institutional"	32,048	1,411,378
DWS Communications Fund "Institutional"	709	11,345
DWS Disciplined Market Neutral Fund "Institutional"	24,031	228,773
DWS Diversified International Equity Fund "Institutional"	341,265	2,146,557
DWS Dreman International Value Fund "Institutional"*	4,962	38,658
DWS Dreman Mid Cap Value Fund "Institutional"	19,575	177,935
DWS Dreman Small Cap Value Fund "Institutional"	25,391	759,185
DWS Emerging Markets Equity Fund "Institutional"	27,699	452,604
DWS Equity 500 Index Portfolio "Institutional"	30,725	3,670,684
DWS Europe Equity Fund "Institutional"	30,698	633,297
DWS Global Small Cap Growth Fund "Institutional"*	15,244	491,000
DWS Global Thematic Fund "Institutional"	14,743	298,404
DWS Gold & Precious Metals Fund "Institutional"	10,811	246,265
DWS Growth & Income Fund "Institutional"	182,766	2,472,819
DWS Health Care Fund "Institutional"*	30,288	658,761
DWS International Fund "Institutional"	48,152	1,902,505
DWS Large Cap Focus Growth Fund "Institutional"	70	1,666
DWS Large Cap Value Fund "Institutional"	94,692	1,444,993
DWS RREEF Global Infrastructure Fund "Institutional"*	34,810	305,633
DWS RREEF Global Real Estate Securities Fund "Institutional"	38,131	261,195
DWS RREEF Real Estate Securities Fund "Institutional"	31,958	504,931
DWS S&P 500 Plus Fund "S"	264,351	2,632,931
DWS Small Cap Core Fund "S"	70,185	930,659
DWS Small Cap Growth Fund "Institutional"*	22,044	366,364
DWS Strategic Value Fund "Institutional"	125,065	3,443,047
DWS Technology Fund "Institutional"*	150,637	1,673,580
Total Equity — Equity Funds (Cost $27,422,515)		27,165,169

Equity — Exchange-Traded Funds 6.6%
iShares MSCI Australia Index Fund	36,862	777,051
iShares MSCI Canada Index Fund	30,369	792,631
iShares MSCI EAFE Small Cap Index Fund	14,120	484,034
iShares MSCI France Index Fund	11,918	248,490
iShares MSCI Germany Index Fund	29,825	575,623
iShares MSCI Japan Index Fund	86,761	813,818
iShares MSCI Switzerland Index Fund	5,985	129,096
iShares MSCI United Kingdom Index Fund	153,113	2,290,570
Total Equity — Exchange-Traded Funds (Cost $6,054,829)		6,111,313

Fixed Income — Bond Funds 61.2%
DWS Core Fixed Income Fund "Institutional"	1,658,204	15,736,356
DWS Emerging Markets Fixed Income Fund "Institutional"	82,285	920,769
DWS Floating Rate Plus Fund "Institutional"	308,916	2,804,953
DWS Global Bond Fund "S"	3,610	37,723
DWS Global Inflation Plus Fund "Institutional"	272,019	2,799,080
DWS GNMA Fund "Institutional"	174,695	2,714,766
DWS High Income Fund "Institutional"	588,295	2,747,340
DWS Short Duration Plus Fund "Institutional"	1,595,366	15,203,841
DWS US Bond Index Fund "Institutional"	1,295,786	14,162,944
Total Fixed Income — Bond Funds (Cost $57,241,819)		57,127,772

Fixed Income — Money Market Fund 0.5%
Central Cash Management Fund (Cost $446,542)	446,542	446,542
	% of Net Assets	Value ($)

Total Investment Portfolio (Cost $91,165,705)+	97.4	90,850,796
Other Assets and Liabilities, Net	2.6	2,458,254
Net Assets	100.0	93,309,050
* Non-income producing.
+ The cost for federal income tax purposes was $92,984,441. At August 31, 2010, net unrealized depreciation for all securities based on tax cost was $2,133,645. This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost of $2,756,634 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value of $4,890,279.

During the year ended August 31, 2010, purchases and sales of Underlying Affiliated Funds (excluding money market funds) aggregated $46,505,911 and $49,091,090, respectively. Purchases and sales of Underlying Non-affiliated Funds (excluding money market funds) aggregated $3,457,234 and $5,813,581, respectively.

MSCI: Morgan Stanley Capital International

EAFE: Europe, Australasia and Far East

Fair Value Measurements

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of August 31, 2010 in valuing the Fund's investments. For information on the Fund's policy regarding the valuation of investments, please refer to the Security Valuation section of Note A in the accompanying Notes to Financial Statements.

Assets	Level 1	Level 2	Level 3	Total

Equity Funds	$ 27,165,169	$ —	$ —	$ 27,165,169
Exchange-Traded Funds	6,111,313	—	—	6,111,313
Bond Funds	57,127,772	—	—	57,127,772
Money Market Funds	446,542	—	—	446,542
Total	$ 90,850,796	$ —	$ —	$ 90,850,796

There have been no significant transfers in and out of Level 1 and Level 2 fair value measurements during the year ended August 31, 2010.

The accompanying notes are an integral part of the financial statements.

DWS LifeCompass 2015 Fund

	Shares	Value ($)

Equity — Equity Funds 49.1%
DWS Capital Growth Fund "Institutional"	90,562	3,988,334
DWS Communications Fund "Institutional"	17,182	274,905
DWS Disciplined Market Neutral Fund "Institutional"	25,809	245,701
DWS Diversified International Equity Fund "Institutional"	849,505	5,343,386
DWS Dreman International Value Fund "Institutional"*	46,530	362,470
DWS Dreman Mid Cap Value Fund "Institutional"	67,106	609,996
DWS Dreman Small Cap Value Fund "Institutional"	91,793	2,744,602
DWS Emerging Markets Equity Fund "Institutional"	201,115	3,286,222
DWS Equity 500 Index Portfolio "Institutional"	102,947	12,299,128
DWS Europe Equity Fund "Institutional"	196,527	4,054,357
DWS Global Small Cap Growth Fund "Institutional"*	39,393	1,268,864
DWS Global Thematic Fund "Institutional"	51,887	1,050,196
DWS Gold & Precious Metals Fund "Institutional"	28,577	650,993
DWS Growth & Income Fund "Institutional"	512,921	6,939,822
DWS Health Care Fund "Institutional"*	119,274	2,594,213
DWS International Fund "Institutional"	73,011	2,884,656
DWS Large Cap Focus Growth Fund "Institutional"	10,069	240,741
DWS Large Cap Value Fund "Institutional"	421,330	6,429,502
DWS RREEF Global Infrastructure Fund "Institutional"*	72,785	639,051
DWS RREEF Global Real Estate Securities Fund "Institutional"	97,185	665,719
DWS RREEF Real Estate Securities Fund "Institutional"	52,869	835,327
DWS S&P 500 Plus Fund "S"	703,162	7,003,493
DWS Small Cap Core Fund "S"	275,130	3,648,222
DWS Small Cap Growth Fund "Institutional"*	70,104	1,165,131
DWS Strategic Value Fund "Institutional"	241,467	6,647,584
DWS Technology Fund "Institutional"*	441,968	4,910,270
Total Equity — Equity Funds (Cost $86,336,405)		80,782,885

Equity — Exchange-Traded Funds 10.4%
iShares MSCI Australia Index Fund	104,575	2,204,441
iShares MSCI Canada Index Fund	80,067	2,089,749
iShares MSCI EAFE Small Cap Index Fund	51,062	1,750,405
iShares MSCI France Index Fund	7,605	158,564
iShares MSCI Germany Index Fund	76,336	1,473,285
iShares MSCI Japan Index Fund	326,145	3,059,240
iShares MSCI United Kingdom Index Fund	430,425	6,439,158
Total Equity — Exchange-Traded Funds (Cost $17,257,868)		17,174,842

Fixed Income — Bond Funds 39.5%
DWS Core Fixed Income Fund "Institutional"	2,275,116	21,590,852
DWS Emerging Markets Fixed Income Fund "Institutional"	272,267	3,046,668
DWS Enhanced Commodity Strategy Fund "Institutional"	234,490	841,820
DWS Floating Rate Plus Fund "Institutional"	168,740	1,532,158
DWS Global Bond Fund "S"	40,529	423,529
DWS Global Inflation Plus Fund "Institutional"	420,494	4,326,884
DWS GNMA Fund "Institutional"	169,668	2,636,633
DWS High Income Fund "Institutional"	1,368,241	6,389,684
DWS Short Duration Plus Fund "Institutional"	635,966	6,060,753
DWS US Bond Index Fund "Institutional"	1,672,704	18,282,650
Total Fixed Income — Bond Funds (Cost $65,304,641)		65,131,631

Fixed Income — Money Market Fund 1.1%
Central Cash Management Fund (Cost $1,868,667)	1,868,667	1,868,667
	% of Net Assets	Value ($)

Total Investment Portfolio (Cost $170,767,581)+	100.1	164,958,025
Other Assets and Liabilities, Net	(0.1)	(236,313)
Net Assets	100.0	164,721,712
* Non-income producing.
+ The cost for federal income tax purposes was $176,291,298. At August 31, 2010, net unrealized depreciation for all securities based on tax cost was $11,333,273. This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost of $4,296,386 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value of $15,629,659.

During the year ended August 31, 2010, purchases and sales of Underlying Affiliated Funds (excluding money market funds) aggregated $72,006,229 and $91,994,666, respectively. Purchases and sales of Underlying Non-affiliated Funds (excluding money market funds) aggregated $16,130,707 and $11,995,562, respectively.

MSCI: Morgan Stanley Capital International

EAFE: Europe, Australasia and Far East

Fair Value Measurements

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of August 31, 2010 in valuing the Fund's investments. For information on the Fund's policy regarding the valuation of investments, please refer to the Security Valuation section of Note A in the accompanying Notes to Financial Statements.

Assets	Level 1	Level 2	Level 3	Total

Equity Funds	$ 80,782,885	$ —	$ —	$ 80,782,885
Exchange-Traded Funds	17,174,842	—	—	17,174,842
Bond Funds	65,131,631	—	—	65,131,631
Money Market Funds	1,868,667	—	—	1,868,667
Total	$ 164,958,025	$ —	$ —	$ 164,958,025

There have been no significant transfers in and out of Level 1 and Level 2 fair value measurements during the year ended August 31, 2010.

The accompanying notes are an integral part of the financial statements.

DWS LifeCompass 2020 Fund

	Shares	Value ($)

Equity — Equity Funds 59.6%
DWS Capital Growth Fund "Institutional"	83,230	3,665,451
DWS Communications Fund "Institutional"	44,212	707,398
DWS Disciplined Market Neutral Fund "Institutional"	22,027	209,701
DWS Diversified International Equity Fund "Institutional"	1,397,282	8,788,903
DWS Dreman International Value Fund "Institutional"*	96,043	748,172
DWS Dreman Mid Cap Value Fund "Institutional"	102,593	932,574
DWS Dreman Small Cap Value Fund "Institutional"	130,113	3,890,380
DWS Emerging Markets Equity Fund "Institutional"	313,730	5,126,350
DWS Equity 500 Index Portfolio "Institutional"	182,993	21,862,213
DWS Europe Equity Fund "Institutional"	309,152	6,377,812
DWS Global Small Cap Growth Fund "Institutional"*	55,655	1,792,659
DWS Global Thematic Fund "Institutional"	128,172	2,594,210
DWS Gold & Precious Metals Fund "Institutional"	34,746	791,516
DWS Growth & Income Fund "Institutional"	631,005	8,537,503
DWS Health Care Fund "Institutional"*	175,937	3,826,633
DWS International Fund "Institutional"	112,604	4,449,000
DWS Large Cap Focus Growth Fund "Institutional"	105,510	2,522,737
DWS Large Cap Value Fund "Institutional"	678,099	10,347,795
DWS RREEF Global Infrastructure Fund "Institutional"*	110,759	972,468
DWS RREEF Global Real Estate Securities Fund "Institutional"	162,694	1,114,456
DWS RREEF Real Estate Securities Fund "Institutional"	98,474	1,555,895
DWS S&P 500 Plus Fund "S"	919,151	9,154,742
DWS Small Cap Core Fund "S"	393,314	5,215,343
DWS Small Cap Growth Fund "Institutional"*	99,054	1,646,277
DWS Strategic Value Fund "Institutional"	309,402	8,517,846
DWS Technology Fund "Institutional"*	575,122	6,389,601
Total Equity — Equity Funds (Cost $133,408,578)		121,737,635

Equity — Exchange-Traded Funds 11.1%
iShares MSCI Australia Index Fund	121,961	2,570,938
iShares MSCI Canada Index Fund	119,607	3,121,743
iShares MSCI EAFE Small Cap Index Fund	63,111	2,163,445
iShares MSCI France Index Fund	8,667	180,707
iShares MSCI Germany Index Fund	101,727	1,963,331
iShares MSCI Japan Index Fund	464,031	4,352,611
iShares MSCI Netherlands Investable Market Index Fund	2,486	44,151
iShares MSCI United Kingdom Index Fund	544,230	8,141,681
Total Equity — Exchange-Traded Funds (Cost $22,906,888)		22,538,607

Fixed Income — Bond Funds 28.6%
DWS Core Fixed Income Fund "Institutional"	1,739,877	16,511,431
DWS Emerging Markets Fixed Income Fund "Institutional"	336,461	3,764,995
DWS Enhanced Commodity Strategy Fund "Institutional"	292,964	1,051,742
DWS Floating Rate Plus Fund "Institutional"	141,090	1,281,099
DWS Global Bond Fund "S"	36,205	378,344
DWS Global Inflation Plus Fund "Institutional"	313,861	3,229,629
DWS GNMA Fund "Institutional"	142,494	2,214,363
DWS High Income Fund "Institutional"	1,699,522	7,936,769
DWS Short Duration Plus Fund "Institutional"	534,493	5,093,716
DWS US Bond Index Fund "Institutional"	1,553,543	16,980,225
Total Fixed Income — Bond Funds (Cost $57,953,641)		58,442,313

Fixed Income — Money Market Fund 0.5%
Central Cash Management Fund (Cost $1,066,105)	1,066,105	1,066,105
	% of Net Assets	Value ($)

Total Investment Portfolio (Cost $215,335,212)+	99.8	203,784,660
Other Assets and Liabilities, Net	0.2	408,855
Net Assets	100.0	204,193,515
* Non-income producing.
+ The cost for federal income tax purposes was $221,373,871. At August 31, 2010, net unrealized depreciation for all securities based on tax cost was $17,589,211 This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost of $4,242,951 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value of $21,832,162.

During the year ended August 31, 2010, purchases and sales of Underlying Affiliated Funds (excluding money market funds) aggregated $84,488,238 and $99,325,053, respectively. Purchases and sales of Underlying Non-affiliated Funds (excluding money market funds) aggregated $20,660,976 and $12,218,882, respectively.

MSCI: Morgan Stanley Capital International

EAFE: Europe, Australasia and Far East

Fair Value Measurements

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of August 31, 2010 in valuing the Fund's investments. For information on the Fund's policy regarding the valuation of investments, please refer to the Security Valuation section of Note A in the accompanying Notes to Financial Statements.

Assets	Level 1	Level 2	Level 3	Total

Equity Funds	$ 121,737,635	$ —	$ —	$ 121,737,635
Exchange-Traded Funds	22,538,607	—	—	22,538,607
Bond Funds	58,442,313	—	—	58,442,313
Money Market Funds	1,066,105	—	—	1,066,105
Total	$ 203,784,660	$ —	$ —	$ 203,784,660

There have been no significant transfers in and out of Level 1 and Level 2 fair value measurements during the year ended August 31, 2010.

The accompanying notes are an integral part of the financial statements.

DWS LifeCompass 2030 Fund

	Shares	Value ($)

Equity — Equity Funds 76.3%
DWS Capital Growth Fund "Institutional"	47,273	2,081,918
DWS Communications Fund "Institutional"	11,061	176,969
DWS Disciplined Market Neutral Fund "Institutional"	1,127	10,732
DWS Diversified International Equity Fund "Institutional"	656,927	4,132,070
DWS Dreman International Value Fund "Institutional"*	66,964	521,648
DWS Dreman Mid Cap Value Fund "Institutional"	22,628	205,686
DWS Dreman Small Cap Value Fund "Institutional"	44,192	1,321,330
DWS Emerging Markets Equity Fund "Institutional"	115,383	1,885,352
DWS Equity 500 Index Portfolio "Institutional"	44,869	5,360,477
DWS Europe Equity Fund "Institutional"	89,210	1,840,392
DWS Global Small Cap Growth Fund "Institutional"*	19,991	643,909
DWS Global Thematic Fund "Institutional"	37,833	765,738
DWS Gold & Precious Metals Fund "Institutional"	16,774	382,121
DWS Growth & Income Fund "Institutional"	252,114	3,411,106
DWS Health Care Fund "Institutional"*	58,238	1,266,671
DWS International Fund "Institutional"	38,903	1,537,060
DWS Large Cap Focus Growth Fund "Institutional"	11,614	277,699
DWS Large Cap Value Fund "Institutional"	194,542	2,968,707
DWS Mid Cap Growth Fund "Institutional"*	2,289	27,174
DWS RREEF Global Infrastructure Fund "Institutional"*	17,907	157,227
DWS RREEF Global Real Estate Securities Fund "Institutional"	71,428	489,285
DWS RREEF Real Estate Securities Fund "Institutional"	55,777	881,277
DWS S&P 500 Plus Fund "S"	390,560	3,889,974
DWS Small Cap Core Fund "S"	130,927	1,736,098
DWS Small Cap Growth Fund "Institutional"*	34,451	572,568
DWS Strategic Value Fund "Institutional"	162,368	4,469,996
DWS Technology Fund "Institutional"*	294,800	3,275,232
Total Equity — Equity Funds (Cost $46,540,436)		44,288,416

Equity — Exchange-Traded Funds 13.9%
iShares MSCI Australia Index Fund	44,960	947,757
iShares MSCI Canada Index Fund	38,242	998,116
iShares MSCI EAFE Small Cap Index Fund	34,982	1,199,183
iShares MSCI France Index Fund	2,088	43,535
iShares MSCI Germany Index Fund	41,897	808,612
iShares MSCI Japan Index Fund	140,910	1,321,736
iShares MSCI Switzerland Index Fund	1,427	30,780
iShares MSCI United Kingdom Index Fund	182,297	2,727,163
Total Equity — Exchange-Traded Funds (Cost $8,146,783)		8,076,882

Fixed Income — Bond Funds 7.5%
DWS Core Fixed Income Fund "Institutional"	69,361	658,236
DWS Emerging Markets Fixed Income Fund "Institutional"	82,170	919,487
DWS Enhanced Commodity Strategy Fund "Institutional"	81,675	293,213
DWS Floating Rate Plus Fund "Institutional"	6,712	60,945
DWS Global Bond Fund "S"	10,847	113,347
DWS Global Inflation Plus Fund "Institutional"	29,798	306,620
DWS GNMA Fund "Institutional"	5,693	88,476
DWS High Income Fund "Institutional"	192,901	900,847
DWS Short Duration Plus Fund "Institutional"	25,281	240,927
DWS US Bond Index Fund "Institutional"	72,484	792,245
Total Fixed Income — Bond Funds (Cost $4,164,752)		4,374,343

Fixed Income — Money Market Fund 1.0%
Central Cash Management Fund (Cost $576,451)	576,451	576,451
	% of Net Assets	Value ($)

Total Investment Portfolio (Cost $59,428,422)+	98.7	57,316,092
Other Assets and Liabilities, Net	1.3	765,400
Net Assets	100.0	58,081,492
* Non-income producing.
+ The cost for federal income tax purposes was $61,088,322. At August 31, 2010, net unrealized depreciation for all securities based on tax cost was $3,772,230. This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost of $1,682,266 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value of $5,454,496.

During the year ended August 31, 2010, purchases and sales of Underlying Affiliated Funds (excluding money market funds) aggregated $28,410,507 and $18,589,825, respectively. Purchases and sales of Underlying Non-affiliated Funds (excluding money market funds) aggregated $7,089,676 and $5,619,347, respectively.

MSCI: Morgan Stanley Capital International

EAFE: Europe, Australasia and Far East

Fair Value Measurements

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of August 31, 2010 in valuing the Fund's investments. For information on the Fund's policy regarding the valuation of investments, please refer to the Security Valuation section of Note A in the accompanying Notes to Financial Statements.

Assets	Level 1	Level 2	Level 3	Total

Equity Funds	$ 44,288,416	$ —	$ —	$ 44,288,416
Exchange-Traded Funds	8,076,882	—	—	8,076,882
Bond Funds	4,374,343	—	—	4,374,343
Money Market Funds	576,451	—	—	576,451
Total	$ 57,316,092	$ —	$ —	$ 57,316,092

There have been no significant transfers in and out of Level 1 and Level 2 fair value measurements during the year ended August 31, 2010.

The accompanying notes are an integral part of the financial statements.

DWS LifeCompass 2040 Fund

	Shares	Value ($)

Equity — Equity Funds 80.0%
DWS Capital Growth Fund "Institutional"	21,835	961,623
DWS Communications Fund "Institutional"	5,234	83,744
DWS Disciplined Market Neutral Fund "Institutional"	61	577
DWS Diversified International Equity Fund "Institutional"	279,474	1,757,893
DWS Dreman International Value Fund "Institutional"*	15,896	123,831
DWS Dreman Mid Cap Value Fund "Institutional"	15,923	144,741
DWS Dreman Small Cap Value Fund "Institutional"	20,404	610,072
DWS Emerging Markets Equity Fund "Institutional"	59,715	975,750
DWS Equity 500 Index Portfolio "Institutional"	20,114	2,403,024
DWS Europe Equity Fund "Institutional"	34,650	714,822
DWS Global Small Cap Growth Fund "Institutional"*	9,905	319,055
DWS Global Thematic Fund "Institutional"	17,593	356,077
DWS Gold & Precious Metals Fund "Institutional"	7,603	173,189
DWS Growth & Income Fund "Institutional"	119,850	1,621,569
DWS Health Care Fund "Institutional"*	22,662	492,906
DWS International Fund "Institutional"	20,736	819,264
DWS Large Cap Focus Growth Fund "Institutional"	3,153	75,394
DWS Large Cap Value Fund "Institutional"	77,861	1,188,155
DWS Mid Cap Growth Fund "Institutional"*	126	1,490
DWS RREEF Global Infrastructure Fund "Institutional"*	22,128	194,281
DWS RREEF Global Real Estate Securities Fund "Institutional"	34,742	237,981
DWS RREEF Real Estate Securities Fund "Institutional"	24,356	384,824
DWS S&P 500 Plus Fund "S"	177,605	1,768,943
DWS Small Cap Core Fund "S"	59,381	787,392
DWS Small Cap Growth Fund "Institutional"*	15,303	254,339
DWS Strategic Value Fund "Institutional"	70,780	1,948,576
DWS Technology Fund "Institutional"*	121,880	1,354,087
Total Equity — Equity Funds (Cost $19,417,670)		19,753,599

Equity — Exchange-Traded Funds 13.8%
iShares MSCI Australia Index Fund	16,751	353,111
iShares MSCI Canada Index Fund	17,982	469,330
iShares MSCI EAFE Small Cap Index Fund	14,203	486,879
iShares MSCI France Index Fund	1,592	33,193
iShares MSCI Germany Index Fund	13,231	255,359
iShares MSCI Japan Index Fund	64,371	603,800
iShares MSCI Netherlands Investable Market Index Fund	249	4,422
iShares MSCI Switzerland Index Fund	282	6,083
iShares MSCI United Kingdom Index Fund	80,676	1,206,913
Total Equity — Exchange-Traded Funds (Cost $3,495,958)		3,419,090

Fixed Income — Bond Funds 3.0%
DWS Core Fixed Income Fund "Institutional"	6,911	65,584
DWS Emerging Markets Fixed Income Fund "Institutional"	22,937	256,670
DWS Enhanced Commodity Strategy Fund "Institutional"	36,339	130,457
DWS Floating Rate Plus Fund "Institutional"	1,198	10,874
DWS Global Bond Fund "S"	4,586	47,927
DWS GNMA Fund "Institutional"	729	11,333
DWS High Income Fund "Institutional"	26,543	123,954
DWS Short Duration Plus Fund "Institutional"	2,825	26,924
DWS US Bond Index Fund "Institutional"	5,965	65,197
Total Fixed Income — Bond Funds (Cost $711,275)		738,920

Fixed Income — Money Market Fund 2.1%
Central Cash Management Fund (Cost $525,450)	525,450	525,450
	% of Net Assets	Value ($)

Total Investment Portfolio (Cost $24,150,353)+	98.9	24,437,059
Other Assets and Liabilities, Net	1.1	267,625
Net Assets	100.0	24,704,684
* Non-income producing.
+ The cost for federal income tax purposes was $24,429,709. At August 31, 2010, net unrealized appreciation for all securities based on tax cost was $7,350. This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost of $557,248 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value of $549,898.

During the year ended August 31, 2010, purchases and sales of Underlying Affiliated Funds (excluding money market funds) aggregated $15,452,282 and $5,184,000, respectively. Purchases and sales of Underlying Non-affiliated Funds (excluding money market funds) aggregated $3,618,355 and $2,826,986, respectively.

MSCI: Morgan Stanley Capital International

EAFE: Europe, Australasia and Far East

Fair Value Measurements

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of August 31, 2010 in valuing the Fund's investments. For information on the Fund's policy regarding the valuation of investments, please refer to the Security Valuation section of Note A in the accompanying Notes to Financial Statements.

Assets	Level 1	Level 2	Level 3	Total

Equity Funds	$ 19,753,599	$ —	$ —	$ 19,753,599
Exchange-Traded Funds	3,419,090	—	—	3,419,090
Bond Funds	738,920	—	—	738,920
Money Market Funds	525,450	—	—	525,450
Total	$ 24,437,059	$ —	$ —	$ 24,437,059

There have been no significant transfers in and out of Level 1 and Level 2 fair value measurements during the year ended August 31, 2010.

The accompanying notes are an integral part of the financial statements.

Statements of Assets and Liabilities

as of August 31, 2010
Assets	DWS LifeCompass Retirement Fund	DWS LifeCompass 2015 Fund	DWS LifeCompass 2020 Fund
Investments in Underlying Affiliated Funds, at value (cost $85,110,876, $153,509,713 and $192,428,324)	$ 84,739,483	$ 147,783,183	$ 181,246,053
Investments in Non-Affiliated Funds, at value (cost $6,054,829, $17,257,868 and $22,906,888)	6,111,313	17,174,842	22,538,607
Total investments, at value (cost $91,165,705, $170,767,581 and $215,335,212)	90,850,796	164,958,025	203,784,660
Receivable for investments sold	1,290,000	—	900,000
Receivable for Fund shares sold	2,772,697	767,605	1,211,672
Dividends receivable	13,232	20,305	15,583
Interest receivable	77	509	353
Other assets	17,008	17,958	18,151
Total assets	94,943,810	165,764,402	205,930,419
Liabilities
Payable for Fund shares redeemed	1,503,297	837,137	1,452,240
Other accrued expenses and liabilities	131,463	205,553	284,664
Total liabilities	1,634,760	1,042,690	1,736,904
Net assets, at value	$ 93,309,050	$ 164,721,712	$ 204,193,515
Net Assets Consist of
Undistributed net investment income	294,994	221,762	3,220,196
Net unrealized appreciation (depreciation) on investments	(314,909)	(5,809,556)	(11,550,552)
Accumulated net realized gain (loss)	(20,946,743)	(56,547,073)	(47,243,081)
Paid-in capital	114,275,708	226,856,579	259,766,952
Net assets, at value	$ 93,309,050	$ 164,721,712	$ 204,193,515

The accompanying notes are an integral part of the financial statements.

Statements of Assets and Liabilities as of August 31, 2010 (continued)
Assets	DWS LifeCompass 2030 Fund	DWS LifeCompass 2040 Fund
Investments in Underlying Affiliated Funds, at value (cost $51,281,639 and $20,654,395)	$ 49,239,210	$ 21,017,969
Investments in Non-Affiliated Funds, at value (cost $8,146,783 and $3,495,958)	8,076,882	3,419,090
Total investments, at value (cost $59,428,422 and $24,150,353)	57,316,092	24,437,059
Receivable for Fund shares sold	893,622	323,172
Dividends receivable	603	61
Interest receivable	129	87
Due from Advisor	11,899	6,088
Other assets	32,728	8,634
Total assets	58,255,073	24,775,101
Liabilities
Payable for Fund shares redeemed	76,828	8,459
Other accrued expenses and liabilities	96,753	61,958
Total liabilities	173,581	70,417
Net assets, at value	$ 58,081,492	$ 24,704,684
Net Assets Consist of
Undistributed net investment income	350,193	85,650
Net unrealized appreciation (depreciation) on investments	(2,112,330)	286,706
Accumulated net realized gain (loss)	(8,723,370)	(128,193)
Paid-in capital	68,566,999	24,460,521
Net assets, at value	$ 58,081,492	$ 24,704,684

The accompanying notes are an integral part of the financial statements.

Statements of Assets and Liabilities as of August 31, 2010 (continued)
Net Asset Value	DWS LifeCompass Retirement Fund	DWS LifeCompass 2015 Fund	DWS LifeCompass 2020 Fund
Class A Net assets applicable to shares outstanding	$ 31,428,706	$ 69,524,588	$ 80,133,838
Shares outstanding of beneficial interest, $.01 par value, unlimited number of shares authorized	3,002,498	7,166,676	6,933,119
Net Asset Value and redemption price per share	$ 10.47	$ 9.70	$ 11.56
Maximum offering price per share (100 ÷ 94.25 of net asset value)	$ 11.11	$ 10.29	$ 12.27
Class B Net assets applicable to shares outstanding	$ 2,245,655	$ 7,064,320	$ 10,397,091
Shares outstanding of beneficial interest, $.01 par value, unlimited number of shares authorized	214,575	728,950	908,034
Net Asset Value, offering and redemption price (subject to contingent deferred sales charge) per share	$ 10.47	$ 9.69	$ 11.45
Class C Net assets applicable to shares outstanding	$ 6,718,047	$ 15,212,278	$ 17,648,969
Shares outstanding of beneficial interest, $.01 par value, unlimited number of shares authorized	642,279	1,570,229	1,541,122
Net Asset Value, offering and redemption price (subject to contingent deferred sales charge) per share	$ 10.46	$ 9.69	$ 11.45
Class S Net assets applicable to shares outstanding	$ 52,916,642	$ 72,920,526	$ 96,013,617
Shares outstanding of beneficial interest, $.01 par value, unlimited number of shares authorized	5,056,613	7,526,699	8,290,926
Net Asset Value, offering and redemption price per share	$ 10.46	$ 9.69	$ 11.58

The accompanying notes are an integral part of the financial statements.

Statements of Assets and Liabilities as of August 31, 2010 (continued)
Net Asset Value	DWS LifeCompass 2030 Fund	DWS LifeCompass 2040 Fund
Class A Net assets applicable to shares outstanding	$ 40,403,157	$ 16,530,583
Shares outstanding of beneficial interest, $.01 par value, unlimited number of shares authorized	5,022,231	2,314,522
Net Asset Value and redemption price per share	$ 8.04	$ 7.14
Maximum offering price per share (100 ÷ 94.25 of net asset value)	$ 8.53	$ 7.58
Class B Net assets applicable to shares outstanding	$ 1,773,487	—
Shares outstanding of beneficial interest, $.01 par value, unlimited number of shares authorized	221,246	—
Net Asset Value, offering and redemption price (subject to contingent deferred sales charge) per share	$ 8.02	—
Class C Net assets applicable to shares outstanding	$ 5,137,889	$ 187,566
Shares outstanding of beneficial interest, $.01 par value, unlimited number of shares authorized	641,381	26,383
Net Asset Value, offering and redemption price (subject to contingent deferred sales charge) per share	$ 8.01	$ 7.11
Class S Net assets applicable to shares outstanding	$ 10,766,959	$ 7,986,535
Shares outstanding of beneficial interest, $.01 par value, unlimited number of shares authorized	1,336,867	1,115,365
Net Asset Value, offering and redemption price per share	$ 8.05	$ 7.16

The accompanying notes are an integral part of the financial statements.

Statements of Operations

for the year ended August 31, 2010
Investment Income	DWS LifeCompass Retirement Fund	DWS LifeCompass 2015 Fund	DWS LifeCompass 2020 Fund
Income distributions from Underlying Affiliated Funds	$ 2,642,305	$ 4,002,058	$ 4,465,838
Dividends	253,419	616,881	727,199
Income distributions — Affiliated cash management vehicles	2,083	5,796	6,149
Total income	2,897,807	4,624,735	5,199,186
Expenses: Administration fees	96,426	178,196	216,779
Distribution and service fees	184,415	441,727	529,409
Services to shareholders	186,493	399,328	559,008
Custodian fees	9,698	9,610	9,672
Audit and tax fees	44,216	42,899	43,612
Legal fees	13,264	9,134	16,168
Trustees' fees and expenses	5,447	7,624	7,299
Reports to shareholders	21,041	18,780	26,710
Registration fees	46,131	47,545	45,938
Other	5,739	8,711	8,125
Total expenses before expense reductions	612,870	1,163,554	1,462,720
Expense reductions	(77,692)	(133,378)	(203,138)
Total expenses after expense reductions	535,178	1,030,176	1,259,582
Net investment income	2,362,629	3,594,559	3,939,604
Realized and Unrealized Gain (Loss)
Net realized gain (loss) from: Sale of Underlying Affiliated Funds	(2,749,305)	(12,062,911)	(12,807,894)
Sale of Underlying Non-Affiliated Funds	(605,559)	(1,291,038)	(1,006,739)
Capital gain distributions from Underlying Affiliated Funds	98,875	109,388	102,080
	(3,255,989)	(13,244,561)	(13,712,553)
Change in net unrealized appreciation (depreciation) on investments	7,236,634	19,969,231	20,619,702
Net gain (loss)	3,980,645	6,724,670	6,907,149
Net increase (decrease) in net assets resulting from operations	$ 6,343,274	$ 10,319,229	$ 10,846,753

The accompanying notes are an integral part of the financial statements.

Statements of Operations for the year ended August 31, 2010 (continued)
Investment Income	DWS LifeCompass 2030 Fund	DWS LifeCompass 2040 Fund
Income distributions from Underlying Affiliated Funds	$ 769,937	$ 232,333
Dividends	291,461	123,728
Income distributions — Affiliated cash management vehicles	1,952	850
Total income	1,063,350	356,911
Expenses: Administration fees	56,482	21,523
Distribution and service fees	169,931	35,781
Services to shareholders	153,462	61,258
Custodian fees	6,980	7,095
Audit and tax fees	43,609	44,756
Legal fees	12,701	18,532
Trustees' fees and expenses	4,992	3,558
Reports to shareholders	17,123	14,130
Registration fees	39,829	40,844
Other	3,586	2,410
Total expenses before expense reductions	508,695	249,887
Expense reductions	(163,677)	(148,812)
Total expenses after expense reductions	345,018	101,075
Net investment income	718,332	255,836
Realized and Unrealized Gain (Loss)
Net realized gain (loss) from: Sale of Underlying Affiliated Funds	(1,966,706)	544,406
Sale of Underlying Non-Affiliated Funds	(566,676)	174,258
Capital gain distributions from Underlying Affiliated Funds	40,076	14,298
	(2,493,306)	732,962
Change in net unrealized appreciation (depreciation) on investments	3,248,171	(737,656)
Net gain (loss)	754,865	(4,694)
Net increase (decrease) in net assets resulting from operations	$ 1,473,197	$ 251,142

The accompanying notes are an integral part of the financial statements.

Statements of Changes in Net Assets

DWS LifeCompass Retirement Fund
Increase (Decrease) in Net Assets	Years Ended August 31,
	2010	2009
Operations: Net investment income	$ 2,362,629	$ 3,521,236
Net realized gain (loss)	(3,255,989)	(16,481,368)
Change in net unrealized appreciation (depreciation)	7,236,634	506,156
Net increase (decrease) in net assets resulting from operations	6,343,274	(12,453,976)
Distributions to shareholders from: Net investment income: Class A	(852,158)	(1,149,288)
Class B	(57,533)	(135,853)
Class C	(146,757)	(325,124)
Class S	(1,563,614)	(2,463,810)
Total distributions	(2,620,062)	(4,074,075)
Fund share transactions: Proceeds from shares sold	16,267,422	20,503,691
Reinvestment of distributions	2,426,284	3,736,641
Cost of shares redeemed	(23,863,835)	(36,462,557)
Net increase (decrease) in net assets from Fund share transactions	(5,170,129)	(12,222,225)
Increase (decrease) in net assets	(1,446,917)	(28,750,276)
Net assets at beginning of period	94,755,967	123,506,243
Net assets at end of period (including undistributed net investment income of $294,994 and $469,764, respectively)	$ 93,309,050	$ 94,755,967

The accompanying notes are an integral part of the financial statements.

Statements of Changes in Net Assets (continued)
DWS LifeCompass 2015 Fund
Increase (Decrease) in Net Assets	Years Ended August 31,
	2010	2009
Operations: Net investment income	$ 3,594,559	$ 5,163,898
Net realized gain (loss)	(13,244,561)	(33,083,867)
Change in net unrealized appreciation (depreciation)	19,969,231	(6,446,454)
Net increase (decrease) in net assets resulting from operations	10,319,229	(34,366,423)
Distributions to shareholders from: Net investment income: Class A	(1,707,355)	(2,553,379)
Class B	(132,705)	(316,665)
Class C	(254,655)	(529,104)
Class S	(1,850,771)	(2,702,785)
Total distributions	(3,945,486)	(6,101,933)
Fund share transactions: Proceeds from shares sold	28,017,041	32,361,282
Reinvestment of distributions	3,806,958	5,835,747
Cost of shares redeemed	(50,028,583)	(63,716,804)
Net increase (decrease) in net assets from Fund share transactions	(18,204,584)	(25,519,775)
Increase (decrease) in net assets	(11,830,841)	(65,988,131)
Net assets at beginning of period	176,552,553	242,540,684
Net assets at end of period (including undistributed net investment income of $221,762 and $469,466, respectively)	$ 164,721,712	$ 176,552,553

The accompanying notes are an integral part of the financial statements.

Statements of Changes in Net Assets (continued)
DWS LifeCompass 2020 Fund
Increase (Decrease) in Net Assets	Years Ended August 31,
	2010	2009
Operations: Net investment income	$ 3,939,604	$ 4,976,607
Net realized gain (loss)	(13,712,553)	(31,719,962)
Change in net unrealized appreciation (depreciation)	20,619,702	(13,302,410)
Net increase (decrease) in net assets resulting from operations	10,846,753	(40,045,765)
Distributions to shareholders from: Net investment income: Class A	(1,627,598)	(2,242,542)
Class B	(155,939)	(429,433)
Class C	(234,266)	(588,485)
Class S	(2,180,817)	(3,561,414)
Net realized gains: Class A	—	(486,268)
Class B	—	(118,124)
Class C	—	(161,320)
Class S	—	(723,692)
Total distributions	(4,198,620)	(8,311,278)
Fund share transactions: Proceeds from shares sold	36,400,735	40,422,167
Reinvestment of distributions	4,078,829	7,976,405
Cost of shares redeemed	(51,167,752)	(56,812,789)
Net increase (decrease) in net assets from Fund share transactions	(10,688,188)	(8,414,217)
Increase from regulatory settlements (see Note F)	123,831	—
Increase (decrease) in net assets	(3,916,224)	(56,771,260)
Net assets at beginning of period	208,109,739	264,880,999
Net assets at end of period (including undistributed net investment income of $3,220,196 and $3,258,557, respectively)	$ 204,193,515	$ 208,109,739

The accompanying notes are an integral part of the financial statements.

Statements of Changes in Net Assets (continued)
DWS LifeCompass 2030 Fund
Increase (Decrease) in Net Assets	Years Ended August 31,
	2010	2009
Operations: Net investment income	$ 718,332	$ 540,592
Net realized gain (loss)	(2,493,306)	(5,997,566)
Change in net unrealized appreciation (depreciation)	3,248,171	214,123
Net increase (decrease) in net assets resulting from operations	1,473,197	(5,242,851)
Distributions to shareholders from: Net investment income: Class A	(558,830)	(252,084)
Class B	(14,046)	(15,008)
Class C	(39,083)	(40,019)
Class S	(147,512)	(88,332)
Net realized gains: Class A	—	(1,062,809)
Class B	—	(121,711)
Class C	—	(328,534)
Class S	—	(318,801)
Total distributions	(759,471)	(2,227,298)
Fund share transactions: Proceeds from shares sold	25,073,624	21,608,678
Reinvestment of distributions	753,339	2,152,590
Cost of shares redeemed	(13,878,085)	(10,482,792)
Net increase (decrease) in net assets from Fund share transactions	11,948,878	13,278,476
Increase (decrease) in net assets	12,662,604	5,808,327
Net assets at beginning of period	45,418,888	39,610,561
Net assets at end of period (including undistributed net investment income of $350,193 and $358,349, respectively)	$ 58,081,492	$ 45,418,888

The accompanying notes are an integral part of the financial statements.

Statements of Changes in Net Assets (continued)
DWS LifeCompass 2040 Fund
Increase (Decrease) in Net Assets	Years Ended August 31,
	2010	2009
Operations: Net investment income	$ 255,836	$ 81,913
Net realized gain (loss)	732,962	(825,505)
Change in net unrealized appreciation (depreciation)	(737,656)	1,319,064
Net increase (decrease) in net assets resulting from operations	251,142	575,472
Distributions to shareholders from: Net investment income: Class A	(163,816)	(18,238)
Class C	(611)	(244)
Class S	(77,597)	(22,032)
Net realized gains: Class A	—	(30,115)
Class C	—	(2,162)
Class S	—	(28,578)
Total distributions	(242,024)	(101,369)
Fund share transactions: Proceeds from shares sold	17,118,940	10,525,505
Reinvestment of distributions	241,975	101,354
Cost of shares redeemed	(5,759,622)	(2,205,483)
Net increase (decrease) in net assets from Fund share transactions	11,601,293	8,421,376
Increase (decrease) in net assets	11,610,411	8,895,479
Net assets at beginning of period	13,094,273	4,198,794
Net assets at end of period (undistributed net investment income of $85,650 and $58,628, respectively)	$ 24,704,684	$ 13,094,273

The accompanying notes are an integral part of the financial statements.

Financial Highlights

DWS LifeCompass Retirement Fund — Class A
Years Ended August 31,	2010	2009	2008	2007	2006
Selected Per Share Data
Net asset value, beginning of period	$ 10.08	$ 11.49	$ 12.51	$ 12.16	$ 11.83
Income (loss) from investment operations: Net investment income[a]	.25	.36	.40	.38	.33
Net realized and unrealized gain (loss)	.42	(1.36)	(.98)	.57	.33
Total from investment operations	.67	(1.00)	(.58)	.95	.66
Less distributions from: Net investment income	(.28)	(.41)	(.44)	(.60)	(.33)
Redemption fees	—	—	.00*	.00*	.00*
Net asset value, end of period	$ 10.47	$ 10.08	$ 11.49	$ 12.51	$ 12.16
Total Return (%)[b,c,d]	6.67	(8.29)	(4.76)	7.90	5.66
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	31	31	34	47	41
Ratio of expenses before expense reductions (%)[e]	.74	.77	.69	.63	.88
Ratio of expenses after expense reductions (%)[e]	.61	.52	.56	.62	.61
Ratio of net investment income (%)	2.39	3.84	3.24	3.04	2.74
Portfolio turnover rate (%)	53	41	48	21	69
[a] Based on average shares outstanding during the period.
[b] Total return does not reflect the effect of any sales charge.
[c] Total return would have been lower had certain expenses not been reduced.
[d] Total return would have been lower if the Advisor had not reduced some Underlying Funds' expenses.
[e] The Fund invests in other Funds and indirectly bears its proportionate share of fees and expenses incurred by the Underlying Funds in which the Fund is invested. This ratio does not include these indirect fees and expenses.
* Amount is less than $.005.

DWS LifeCompass Retirement Fund — Class B
Years Ended August 31,	2010	2009	2008	2007	2006
Selected Per Share Data
Net asset value, beginning of period	$ 10.08	$ 11.49	$ 12.52	$ 12.16	$ 11.83
Income (loss) from investment operations: Net investment income[a]	.17	.29	.30	.29	.24
Net realized and unrealized gain (loss)	.42	(1.36)	(.97)	.57	.33
Total from investment operations	.59	(1.07)	(.67)	.86	.57
Less distributions from: Net investment income	(.20)	(.34)	(.36)	(.50)	(.24)
Redemption fees	—	—	.00*	.00*	.00*
Net asset value, end of period	$ 10.47	$ 10.08	$ 11.49	$ 12.52	$ 12.16
Total Return (%)[b,c,d]	5.87	(8.99)	(5.46)	7.16	4.87
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	2	3	6	8	8
Ratio of expenses before expense reductions (%)[e]	1.43	1.56	1.42	1.34	1.65
Ratio of expenses after expense reductions (%)[e]	1.36	1.27	1.31	1.34	1.36
Ratio of net investment income (%)	1.64	3.09	2.49	2.32	1.99
Portfolio turnover rate (%)	53	41	48	21	69
[a] Based on average shares outstanding during the period.
[b] Total return does not reflect the effect of any sales charge.
[c] Total return would have been lower had certain expenses not been reduced.
[d] Total return would have been lower if the Advisor had not reduced some Underlying Funds' expenses.
[e] The Fund invests in other Funds and indirectly bears its proportionate share of fees and expenses incurred by the Underlying Funds in which the Fund is invested. This ratio does not include these indirect fees and expenses.
* Amount is less than $.005.

DWS LifeCompass Retirement Fund — Class C
Years Ended August 31,	2010	2009	2008	2007	2006
Selected Per Share Data
Net asset value, beginning of period	$ 10.07	$ 11.49	$ 12.52	$ 12.16	$ 11.82
Income (loss) from investment operations: Net investment income[a]	.17	.29	.31	.30	.24
Net realized and unrealized gain (loss)	.42	(1.37)	(.98)	.56	.34
Total from investment operations	.59	(1.08)	(.67)	.86	.58
Less distributions from: Net investment income	(.20)	(.34)	(.36)	(.50)	(.24)
Redemption fees	—	—	.00*	.00*	.00*
Net asset value, end of period	$ 10.46	$ 10.07	$ 11.49	$ 12.52	$ 12.16
Total Return (%)[b,c,d]	5.88	(9.06)	(5.43)	7.26	4.87
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	7	8	13	14	12
Ratio of expenses before expense reductions (%)[e]	1.40	1.45	1.38	1.34	1.45
Ratio of expenses after expense reductions (%)[e]	1.36	1.27	1.29	1.29	1.36
Ratio of net investment income (%)	1.64	3.09	2.51	2.37	1.99
Portfolio turnover rate (%)	53	41	48	21	69
[a] Based on average shares outstanding during the period.
[b] Total return does not reflect the effect of any sales charge.
[c] Total return would have been lower had certain expenses not been reduced.
[d] Total return would have been lower if the Advisor had not reduced some Underlying Funds' expenses.
[e] The Fund invests in other Funds and indirectly bears its proportionate share of fees and expenses incurred by the Underlying Funds in which the Fund is invested. This ratio does not include these indirect fees and expenses.
* Amount is less than $.005.

DWS LifeCompass Retirement Fund — Class S
Years Ended August 31,	2010	2009	2008	2007	2006
Selected Per Share Data
Net asset value, beginning of period	$ 10.08	$ 11.49	$ 12.51	$ 12.16	$ 11.83
Income (loss) from investment operations: Net investment income[a]	.28	.38	.43	.41	.36
Net realized and unrealized gain (loss)	.41	(1.35)	(.98)	.57	.33
Total from investment operations	.69	(.97)	(.55)	.98	.69
Less distributions from: Net investment income	(.31)	(.44)	(.47)	(.63)	(.36)
Redemption fees	—	—	.00*	.00*	.00*
Net asset value, end of period	$ 10.46	$ 10.08	$ 11.49	$ 12.51	$ 12.16
Total Return (%)[b,c]	6.84	(8.04)	(4.52)	8.18	5.93
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	53	53	71	81	80
Ratio of expenses before expense reductions (%)[d]	.42	.50	.44	.48	.65
Ratio of expenses after expense reductions (%)[d]	.36	.27	.30	.37	.35
Ratio of net investment income (%)	2.64	4.09	3.50	3.29	3.00
Portfolio turnover rate (%)	53	41	48	21	69
[a] Based on average shares outstanding during the period.
[b] Total return would have been lower had certain expenses not been reduced.
[c] Total return would have been lower if the Advisor had not reduced some Underlying Funds' expenses.
[d] The Fund invests in other Funds and indirectly bears its proportionate share of fees and expenses incurred by the Underlying Funds in which the Fund is invested. This ratio does not include these indirect fees and expenses.
* Amount is less than $.005.

DWS LifeCompass 2015 Fund — Class A
Years Ended August 31,	2010	2009	2008	2007	2006
Selected Per Share Data
Net asset value, beginning of period	$ 9.39	$ 11.12	$ 12.47	$ 11.98	$ 11.55
Income (loss) from investment operations: Net investment income[a]	.20	.26	.29	.29	.25
Net realized and unrealized gain (loss)	.33	(1.68)	(1.20)	.86	.50
Total from investment operations	.53	(1.42)	(.91)	1.15	.75
Less distributions from: Net investment income	(.22)	(.31)	(.44)	(.66)	(.32)
Redemption fees	—	—	.00*	.00*	.00*
Net asset value, end of period	$ 9.70	$ 9.39	$ 11.12	$ 12.47	$ 11.98
Total Return (%)[b,c,d]	5.61	(12.46)	(7.39)	9.78	6.59
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	70	77	97	131	104
Ratio of expenses before expense reductions (%)[e]	.65	.69	.64	.61	.80
Ratio of expenses after expense reductions (%)[e]	.57	.48	.51	.57	.61
Ratio of net investment income (%)	2.02	3.05	2.37	2.28	2.14
Portfolio turnover rate (%)	51	32	29	21	52
[a] Based on average shares outstanding during the period.
[b] Total return does not reflect the effect of any sales charge.
[c] Total return would have been lower had certain expenses not been reduced.
[d] Total return would have been lower if the Advisor had not reduced some Underlying Funds' expenses.
[e] The Fund invests in other Funds and indirectly bears its proportionate share of fees and expenses incurred by the Underlying Funds in which the Fund is invested. This ratio does not include these indirect fees and expenses.
* Amount is less than $.005.

DWS LifeCompass 2015 Fund — Class B
Years Ended August 31,	2010	2009	2008	2007	2006
Selected Per Share Data
Net asset value, beginning of period	$ 9.38	$ 11.11	$ 12.47	$ 11.98	$ 11.54
Income (loss) from investment operations: Net investment income[a]	.13	.20	.19	.19	.16
Net realized and unrealized gain (loss)	.32	(1.69)	(1.19)	.86	.51
Total from investment operations	.45	(1.49)	(1.00)	1.05	.67
Less distributions from: Net investment income	(.14)	(.24)	(.36)	(.56)	(.23)
Redemption fees	—	—	.00*	.00*	.00*
Net asset value, end of period	$ 9.69	$ 9.38	$ 11.11	$ 12.47	$ 11.98
Total Return (%)[b,c,d]	4.82	(13.14)	(8.06)	8.94	5.78
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	7	10	17	24	24
Ratio of expenses before expense reductions (%)[e]	1.37	1.48	1.39	1.37	1.42
Ratio of expenses after expense reductions (%)[e]	1.32	1.23	1.26	1.34	1.37
Ratio of net investment income (%)	1.27	2.30	1.62	1.51	1.38
Portfolio turnover rate (%)	51	32	29	21	52
[a] Based on average shares outstanding during the period.
[b] Total return does not reflect the effect of any sales charge.
[c] Total return would have been lower had certain expenses not been reduced.
[d] Total return would have been lower if the Advisor had not reduced some Underlying Funds' expenses.
[e] The Fund invests in other Funds and indirectly bears its proportionate share of fees and expenses incurred by the Underlying Funds in which the Fund is invested. This ratio does not include these indirect fees and expenses.
* Amount is less than $.005.

DWS LifeCompass 2015 Fund — Class C
Years Ended August 31,	2010	2009	2008	2007	2006
Selected Per Share Data
Net asset value, beginning of period	$ 9.38	$ 11.10	$ 12.47	$ 11.97	$ 11.54
Income (loss) from investment operations: Net investment income[a]	.13	.20	.20	.20	.16
Net realized and unrealized gain (loss)	.32	(1.68)	(1.20)	.86	.50
Total from investment operations	.45	(1.48)	(1.00)	1.06	.66
Less distributions from: Net investment income	(.14)	(.24)	(.37)	(.56)	(.23)
Redemption fees	—	—	.00*	.00*	.00*
Net asset value, end of period	$ 9.69	$ 9.38	$ 11.10	$ 12.47	$ 11.97
Total Return (%)[b,c,d]	4.83	(13.05)	(8.12)	8.96	5.82
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	15	18	28	37	34
Ratio of expenses before expense reductions (%)[e]	1.34	1.41	1.33	1.31	1.35
Ratio of expenses after expense reductions (%)[e]	1.32	1.23	1.25	1.30	1.34
Ratio of net investment income (%)	1.28	2.30	1.63	1.55	1.41
Portfolio turnover rate (%)	51	32	29	21	52
[a] Based on average shares outstanding during the period.
[b] Total return does not reflect the effect of any sales charge.
[c] Total return would have been lower had certain expenses not been reduced.
[d] Total return would have been lower if the Advisor had not reduced some Underlying Funds' expenses.
[e] The Fund invests in other Funds and indirectly bears its proportionate share of fees and expenses incurred by the Underlying Funds in which the Fund is invested. This ratio does not include these indirect fees and expenses.
* Amount is less than $.005.

DWS LifeCompass 2015 Fund — Class S
Years Ended August 31,	2010	2009	2008	2007	2006
Selected Per Share Data
Net asset value, beginning of period	$ 9.38	$ 11.11	$ 12.45	$ 11.96	$ 11.54
Income (loss) from investment operations: Net investment income[a]	.22	.28	.32	.32	.28
Net realized and unrealized gain (loss)	.33	(1.68)	(1.19)	.86	.49
Total from investment operations	.55	(1.40)	(.87)	1.18	.77
Less distributions from: Net investment income	(.24)	(.33)	(.47)	(.69)	(.35)
Redemption fees	—	—	.00*	.00*	.00*
Net asset value, end of period	$ 9.69	$ 9.38	$ 11.11	$ 12.45	$ 11.96
Total Return (%)[b,c]	5.89	(12.25)	(7.10)	9.97	6.78
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	73	71	100	135	142
Ratio of expenses before expense reductions (%)[d]	.41	.46	.41	.40	.54
Ratio of expenses after expense reductions (%)[d]	.32	.23	.26	.35	.36
Ratio of net investment income (%)	2.27	3.30	2.62	2.50	2.39
Portfolio turnover rate (%)	51	32	29	21	52
[a] Based on average shares outstanding during the period.
[b] Total return would have been lower had certain expenses not been reduced.
[c] Total return would have been lower if the Advisor had not reduced some Underlying Funds' expenses.
[d] The Fund invests in other Funds and indirectly bears its proportionate share of fees and expenses incurred by the Underlying Funds in which the Fund is invested. This ratio does not include these indirect fees and expenses.
* Amount is less than $.005.

DWS LifeCompass 2020 Fund — Class A
Years Ended August 31,	2010	2009	2008	2007	2006
Selected Per Share Data
Net asset value, beginning of period	$ 11.21	$ 13.66	$ 15.47	$ 14.29	$ 13.49
Income (loss) from investment operations: Net investment income[a]	.21	.27	.29	.26	.23
Net realized and unrealized gain (loss)	.36	(2.27)	(1.55)	1.35	.84
Total from investment operations	.57	(2.00)	(1.26)	1.61	1.07
Less distributions from: Net investment income	(.23)	(.37)	(.55)	(.43)	(.27)
Net realized gains	—	(.08)	—	—	—
Total distributions	(.23)	(.45)	(.55)	(.43)	(.27)
Increase from regulatory settlements	.01[f]	—	—	—	—
Redemption fees	—	—	.00*	.00*	.00*
Net asset value, end of period	$ 11.56	$ 11.21	$13.66	$ 15.47	$ 14.29
Total Return (%)[b,c,d]	5.10[f]	(14.08)	(8.48)	11.33	8.06
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	80	77	85	100	86
Ratio of expenses before expense reductions (%)[e]	.67	.71	.66	.67	.76
Ratio of expenses after expense reductions (%)[e]	.58	.49	.52	.62	.61
Ratio of net investment income (%)	1.82	2.63	1.96	1.70	1.59
Portfolio turnover rate (%)	50	32	31	22	59
[a] Based on average shares outstanding during the period.
[b] Total return does not reflect the effect of any sales charge.
[c] Total return would have been lower had certain expenses not been reduced.
[d] Total return would have been lower if the Advisor had not reduced some Underlying Funds' expenses.
[e] The Fund invests in other Funds and indirectly bears its proportionate share of fees and expenses incurred by the Underlying Funds in which the Fund is invested. This ratio does not include these indirect fees and expenses.
f Includes a non-recurring payment from the Advisor which amounted to $.0004 per share recorded as a result of the Advisor's settlement with the SEC and NY Attorney General in connection with certain trading arrangements (see Note F). The Fund also received $.0063 per share of non-affiliated regulatory settlements. Excluding these non-recurring payments, total return would have been 0.06% lower.
* Amount is less than $.005.

DWS LifeCompass 2020 Fund — Class B
Years Ended August 31,	2010	2009	2008	2007	2006
Selected Per Share Data
Net asset value, beginning of period	$ 11.11	$ 13.53	$ 15.32	$ 14.15	$ 13.35
Income (loss) from investment operations: Net investment income[a]	.13	.19	.18	.15	.12
Net realized and unrealized gain (loss)	.34	(2.24)	(1.54)	1.33	.85
Total from investment operations	.47	(2.05)	(1.36)	1.48	.97
Less distributions from: Net investment income	(.14)	(.29)	(.43)	(.31)	(.17)
Net realized gains	—	(.08)	—	—	—
Total distributions	(.14)	(.37)	(.43)	(.31)	(.17)
Increase from regulatory settlements	.01[f]	—	—	—	—
Redemption fees	—	—	.00*	.00*	.00*
Net asset value, end of period	$ 11.45	$ 11.11	$ 13.53	$ 15.32	$ 14.15
Total Return (%)[b,c,d]	4.24[f]	(14.69)	(9.15)	10.49	7.31
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	10	14	22	28	29
Ratio of expenses before expense reductions (%)[e]	1.39	1.47	1.42	1.40	1.46
Ratio of expenses after expense reductions (%)[e]	1.33	1.24	1.28	1.35	1.36
Ratio of net investment income (%)	1.07	1.88	1.20	.97	.84
Portfolio turnover rate (%)	50	32	31	22	59
[a] Based on average shares outstanding during the period.
[b] Total return does not reflect the effect of any sales charge.
[c] Total return would have been lower had certain expenses not been reduced.
[d] Total return would have been lower if the Advisor had not reduced some Underlying Funds' expenses.
[e] The Fund invests in other Funds and indirectly bears its proportionate share of fees and expenses incurred by the Underlying Funds in which the Fund is invested. This ratio does not include these indirect fees and expenses.
f Includes a non-recurring payment from the Advisor which amounted to $.0004 per share recorded as a result of the Advisor's settlement with the SEC and NY Attorney General in connection with certain trading arrangements (see Note F). The Fund also received $.0063 per share of non-affiliated regulatory settlements. Excluding these non-recurring payments, total return would have been 0.06% lower.
* Amount is less than $.005.

DWS LifeCompass 2020 Fund — Class C
Years Ended August 31,	2010	2009	2008	2007	2006
Selected Per Share Data
Net asset value, beginning of period	$ 11.11	$ 13.54	$ 15.32	$ 14.15	$ 13.35
Income (loss) from investment operations: Net investment income[a]	.13	.19	.18	.15	.12
Net realized and unrealized gain (loss)	.34	(2.25)	(1.52)	1.33	.85
Total from investment operations	.47	(2.06)	(1.34)	1.48	.97
Less distributions from: Net investment income	(.14)	(.29)	(.44)	(.31)	(.17)
Net realized gains	—	(.08)	—	—	—
Total distributions	(.14)	(.37)	(.44)	(.31)	(.17)
Increase from regulatory settlements	.01[f]	—	—	—	—
Redemption fees	—	—	.00*	.00*	.00*
Net asset value, end of period	$ 11.45	$ 11.11	$ 13.54	$ 15.32	$ 14.15
Total Return (%)[b,c,d]	4.24[f]	(14.74)	(9.05)	10.49	7.30
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	18	21	30	40	36
Ratio of expenses before expense reductions (%)[e]	1.37	1.44	1.38	1.37	1.41
Ratio of expenses after expense reductions (%)[e]	1.33	1.24	1.27	1.32	1.36
Ratio of net investment income (%)	1.07	1.88	1.21	1.00	.84
Portfolio turnover rate (%)	50	32	31	22	59
[a] Based on average shares outstanding during the period.
[b] Total return does not reflect the effect of any sales charge.
[c] Total return would have been lower had certain expenses not been reduced.
[d] Total return would have been lower if the Advisor had not reduced some Underlying Funds' expenses.
[e] The Fund invests in other Funds and indirectly bears its proportionate share of fees and expenses incurred by the Underlying Funds in which the Fund is invested. This ratio does not include these indirect fees and expenses.
f Includes a non-recurring payment from the Advisor which amounted to $.0004 per share recorded as a result of the Advisor's settlement with the SEC and NY Attorney General in connection with certain trading arrangements (see Note F). The Fund also received $.0063 per share of non-affiliated regulatory settlements. Excluding these non-recurring payments, total return would have been 0.06% lower.
* Amount is less than $.005.

DWS LifeCompass 2020 Fund — Class S
Years Ended August 31,	2010	2009	2008	2007	2006
Selected Per Share Data
Net asset value, beginning of period	$ 11.23	$ 13.69	$ 15.50	$ 14.32	$ 13.52
Income (loss) from investment operations: Net investment income[a]	.24	.29	.32	.29	.26
Net realized and unrealized gain (loss)	.36	(2.28)	(1.54)	1.36	.85
Total from investment operations	.60	(1.99)	(1.22)	1.65	1.11
Less distributions from: Net investment income	(.26)	(.39)	(.59)	(.47)	(.31)
Net realized gains	—	(.08)	—	—	—
Total distributions	(.26)	(.47)	(.59)	(.47)	(.31)
Increase from regulatory settlements	.01[e]	—	—	—	—
Redemption fees	—	—	.00*	.00*	.00*
Net asset value, end of period	$ 11.58	$ 11.23	$ 13.69	$ 15.50	$ 14.32
Total Return (%)[b,c]	5.36[e]	(13.90)	(8.22)	11.60	8.33
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	96	96	129	153	154
Ratio of expenses before expense reductions (%)[d]	.45	.51	.45	.48	.53
Ratio of expenses after expense reductions (%)[d]	.33	.24	.28	.37	.36
Ratio of net investment income (%)	2.07	2.88	2.20	1.95	1.84
Portfolio turnover rate (%)	50	32	31	22	59
[a] Based on average shares outstanding during the period.
[b] Total return would have been lower had certain expenses not been reduced.
[c] Total return would have been lower if the Advisor had not reduced some Underlying Funds' expenses.
[d] The Fund invests in other Funds and indirectly bears its proportionate share of fees and expenses incurred by the Underlying Funds in which the Fund is invested. This ratio does not include these indirect fees and expenses.
[e] Includes a non-recurring payment from the Advisor which amounted to $.0004 per share recorded as a result of the Advisor's settlement with the SEC and NY Attorney General in connection with certain trading arrangements (see Note F). The Fund also received $.0063 per share of non-affiliated regulatory settlements. Excluding these non-recurring payments, total return would have been 0.06% lower.
* Amount is less than $.005.

DWS LifeCompass 2030 Fund — Class A
Years Ended August 31,	2010	2009	2008	2007	2006
Selected Per Share Data
Net asset value, beginning of period	$ 7.87	$ 10.26	$ 12.27	$ 11.50	$ 10.82
Income (loss) from investment operations: Net investment income[a]	.11	.13	.14	.10	.08
Net realized and unrealized gain (loss)	.18	(1.94)	(1.32)	1.39	.93
Total from investment operations	.29	(1.81)	(1.18)	1.49	1.01
Less distributions from: Net investment income	(.12)	(.11)	(.38)	(.29)	(.23)
Net realized gains	—	(.47)	(.45)	(.43)	(.10)
Total distributions	(.12)	(.58)	(.83)	(.72)	(.33)
Redemption fees	—	—	.00*	.00*	.00*
Net asset value, end of period	$ 8.04	$ 7.87	$ 10.26	$ 12.27	$ 11.50
Total Return (%)[b,c,d]	3.63	(16.57)	(10.40)	13.17	9.52
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	40	31	23	21	14
Ratio of expenses before expense reductions (%)[e]	.85	1.17	.99	1.00	1.60
Ratio of expenses after expense reductions (%)[e]	.55	.45	.47	.55	.58
Ratio of net investment income (%)	1.33	1.83	1.27	.88	.77
Portfolio turnover rate (%)	44	40	30	20	63
[a] Based on average shares outstanding during the period.
[b] Total return does not reflect the effect of any sales charge.
[c] Total return would have been lower had certain expenses not been reduced.
[d] Total return would have been lower if the Advisor had not reduced some Underlying Funds' expenses.
[e] The Fund invests in other Funds and indirectly bears its proportionate share of fees and expenses incurred by the Underlying Funds in which the Fund is invested. This ratio does not include these indirect fees and expenses.
* Amount is less than $.005.

DWS LifeCompass 2030 Fund — Class B
Years Ended August 31,	2010	2009	2008	2007	2006
Selected Per Share Data
Net asset value, beginning of period	$ 7.84	$ 10.21	$ 12.21	$ 11.45	$ 10.78
Income (loss) from investment operations: Net investment income[a]	.05	.08	.06	.01	.00*
Net realized and unrealized gain (loss)	.19	(1.92)	(1.33)	1.37	.92
Total from investment operations	.24	(1.84)	(1.27)	1.38	.92
Less distributions from: Net investment income	(.06)	(.06)	(.28)	(.19)	(.15)
Net realized gains	—	(.47)	(.45)	(.43)	(.10)
Total distributions	(.06)	(.53)	(.73)	(.62)	(.25)
Redemption fees	—	—	.00*	.00*	.00*
Net asset value, end of period	$ 8.02	$ 7.84	$ 10.21	$ 12.21	$ 11.45
Total Return (%)[b,c,d]	2.98	(17.11)	(11.09)	12.26	8.61
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	2	2	3	4	3
Ratio of expenses before expense reductions (%)[e]	1.63	2.07	1.80	1.81	2.38
Ratio of expenses after expense reductions (%)[e]	1.30	1.20	1.22	1.30	1.33
Ratio of net investment income (%)	.59	1.08	.51	.13	.02
Portfolio turnover rate (%)	44	40	30	20	63
[a] Based on average shares outstanding during the period.
[b] Total return does not reflect the effect of any sales charge.
[c] Total return would have been lower had certain expenses not been reduced.
[d] Total return would have been lower if the Advisor had not reduced some Underlying Funds' expenses.
[e] The Fund invests in other Funds and indirectly bears its proportionate share of fees and expenses incurred by the Underlying Funds in which the Fund is invested. This ratio does not include these indirect fees and expenses.
* Amount is less than $.005.

DWS LifeCompass 2030 Fund — Class C
Years Ended August 31,	2010	2009	2008	2007	2006
Selected Per Share Data
Net asset value, beginning of period	$ 7.83	$ 10.21	$ 12.21	$ 11.44	$ 10.77
Income (loss) from investment operations: Net investment income[a]	.05	.08	.06	.01	.00*
Net realized and unrealized gain (loss)	.19	(1.93)	(1.33)	1.38	.92
Total from investment operations	.24	(1.85)	(1.27)	1.39	.92
Less distributions from: Net investment income	(.06)	(.06)	(.28)	(.19)	(.15)
Net realized gains	—	(.47)	(.45)	(.43)	(.10)
Total distributions	(.06)	(.53)	(.73)	(.62)	(.25)
Redemption fees	—	—	.00*	.00*	.00*
Net asset value, end of period	$ 8.01	$ 7.83	$ 10.21	$ 12.21	$ 11.44
Total Return (%)[b,c,d]	2.99	(17.22)	(11.09)	12.35	8.62
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	5	6	8	11	7
Ratio of expenses before expense reductions (%)[e]	1.54	1.96	1.74	1.74	2.33
Ratio of expenses after expense reductions (%)[e]	1.30	1.20	1.23	1.30	1.33
Ratio of net investment income (%)	.59	1.08	.51	.13	.02
Portfolio turnover rate (%)	44	40	30	20	63
[a] Based on average shares outstanding during the period.
[b] Total return does not reflect the effect of any sales charge.
[c] Total return would have been lower had certain expenses not been reduced.
[d] Total return would have been lower if the Advisor had not reduced some Underlying Funds' expenses.
[e] The Fund invests in other Funds and indirectly bears its proportionate share of fees and expenses incurred by the Underlying Funds in which the Fund is invested. This ratio does not include these indirect fees and expenses.
* Amount is less than $.005.

DWS LifeCompass 2030 Fund — Class S
Years Ended August 31,	2010	2009	2008	2007	2006
Selected Per Share Data
Net asset value, beginning of period	$ 7.87	$ 10.27	$ 12.29	$ 11.51	$ 10.84
Income (loss) from investment operations: Net investment income[a]	.13	.15	.17	.13	.11
Net realized and unrealized gain (loss)	.19	(1.95)	(1.33)	1.40	.92
Total from investment operations	.32	(1.80)	(1.16)	1.53	1.03
Less distributions from: Net investment income	(.14)	(.13)	(.41)	(.32)	(.26)
Net realized gains	—	(.47)	(.45)	(.43)	(.10)
Total distributions	(.14)	(.60)	(.86)	(.75)	(.36)
Redemption fees	—	—	.00*	.00*	.00*
Net asset value, end of period	$ 8.05	$ 7.87	$ 10.27	$ 12.29	$ 11.51
Total Return (%)[b,c]	4.02	(16.43)	(10.23)	13.54	9.69
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	11	7	6	4	3
Ratio of expenses before expense reductions (%)[d]	.59	.97	.77	.78	1.37
Ratio of expenses after expense reductions (%)[d]	.30	.20	.21	.30	.33
Ratio of net investment income (%)	1.58	2.08	1.52	1.13	1.02
Portfolio turnover rate (%)	44	40	30	20	63
[a] Based on average shares outstanding during the period.
[b] Total return would have been lower had certain expenses not been reduced.
[c] Total return would have been lower if the Advisor had not reduced some Underlying Funds' expenses.
[d] The Fund invests in other Funds and indirectly bears its proportionate share of fees and expenses incurred by the Underlying Funds in which the Fund is invested. This ratio does not include these indirect fees and expenses.
* Amount is less than $.005.

DWS LifeCompass 2040 Fund — Class A
Years Ended August 31,	2010	2009	2008[a]
Selected Per Share Data
Net asset value, beginning of period	$ 6.97	$ 8.77	$ 10.00
Income (loss) from investment operations: Net investment income[b]	.08	.08	.06
Net realized and unrealized gain (loss)	.17[c]	(1.74)	(.96)
Total from investment operations	.25	(1.66)	(.90)
Less distributions from: Net investment income	(.08)	(.05)	(.33)
Net realized gains	—	(.09)	—
Total distributions	(.08)	(.14)	(.33)
Net asset value, end of period	$ 7.14	$ 6.97	$ 8.77
Total Return (%)[d,e,f]	3.58	(18.67)	(9.24)**
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	17	9	2
Ratio of expenses before expense reductions (%)[g]	1.22	2.90	7.14*
Ratio of expenses after expense reductions (%)[g]	.54	.49	.49*
Ratio of net investment income (%)	1.12	1.32	.86*
Portfolio turnover rate (%)	39	30	17**
[a] For the period from November 15, 2007 (commencement of operations) to August 31, 2008.
[b] Based on average shares outstanding during the period.
[c] Because of the timing of subscriptions and redemptions in relation to fluctuating markets at value, the amount shown may not agree with the change in aggregate gains and losses.
[d] Total return does not reflect the effect of any sales charge.
[e] Total return would have been lower had certain expenses not been reduced.
[f] Total return would have been lower if the Advisor had not reduced some Underlying Funds' expenses.
[g] The Fund invests in other Funds and indirectly bears its proportionate share of fees and expenses incurred by the Underlying Funds in which the Fund is invested. This ratio does not include these indirect fees and expenses.
* Annualized
** Not annualized

DWS LifeCompass 2040 Fund — Class C
Years Ended August 31,	2010	2009	2008[a]
Selected Per Share Data
Net asset value, beginning of period	$ 6.94	$ 8.73	$ 10.00
Income (loss) from investment operations: Net investment income[b]	.03	.04	.01
Net realized and unrealized gain (loss)	.17[c]	(1.73)	(.96)
Total from investment operations	.20	(1.69)	(.95)
Less distributions from: Net investment income	(.03)	(.01)	(.32)
Net realized gains	—	(.09)	—
Total distributions	(.03)	(.10)	(.32)
Net asset value, end of period	$ 7.11	$ 6.94	$ 8.73
Total Return (%)[d,e,f]	2.81	(19.43)	(9.54)**
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	.2	.2	.3
Ratio of expenses before expense reductions (%)[g]	2.20	3.86	7.87*
Ratio of expenses after expense reductions (%)[g]	1.28	1.24	1.24*
Ratio of net investment income (%)	.37	.57	.11*
Portfolio turnover rate (%)	39	30	17**
[a] For the period from November 15, 2007 (commencement of operations) to August 31, 2008.
[b] Based on average shares outstanding during the period.
[c] Because of the timing of subscriptions and redemptions in relation to fluctuating markets at value, the amount shown may not agree with the change in aggregate gains and losses.
[d] Total return does not reflect the effect of any sales charge.
[e] Total return would have been lower had certain expenses not been reduced.
[f] Total return would have been lower if the Advisor had not reduced some Underlying Funds' expenses.
[g] The Fund invests in other Funds and indirectly bears its proportionate share of fees and expenses incurred by the Underlying Funds in which the Fund is invested. This ratio does not include these indirect fees and expenses.
* Annualized
** Not annualized

DWS LifeCompass 2040 Fund — Class S
Years Ended August 31,	2010	2009	2008[a]
Selected Per Share Data
Net asset value, beginning of period	$ 6.99	$ 8.79	$ 10.00
Income (loss) from investment operations: Net investment income[b]	.10	.10	.08
Net realized and unrealized gain (loss)	.17[c]	(1.74)	(.96)
Total from investment operations	.27	(1.64)	(.88)
Less distributions from: Net investment income	(.10)	(.07)	(.33)
Net realized gains	—	(.09)	—
Total distributions	(.10)	(.16)	(.33)
Net asset value, end of period	$ 7.16	$ 6.99	$ 8.79
Total Return (%)[d,e]	3.83	(18.32)	(9.11)**
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	8	4	2
Ratio of expenses before expense reductions (%)[f]	.99	2.70	6.98*
Ratio of expenses after expense reductions (%)[f]	.29	.24	.24*
Ratio of net investment income (%)	1.37	1.57	1.11*
Portfolio turnover rate (%)	39	30	17**
[a] For the period from November 15, 2007 (commencement of operations) to August 31, 2008.
[b] Based on average shares outstanding during the period.
[c] Because of the timing of subscriptions and redemptions in relation to fluctuating markets at value, the amount shown may not agree with the change in aggregate gains and losses.
[d] Total return would have been lower had certain expenses not been reduced.
[e] Total return would have been lower if the Advisor had not reduced some Underlying Funds' expenses.
[f] The Fund invests in other Funds and indirectly bears its proportionate share of fees and expenses incurred by the Underlying Funds in which the Fund is invested. This ratio does not include these indirect fees and expenses.
* Annualized
** Not annualized

Notes to Financial Statements

A. Organization and Significant Accounting Policies

DWS LifeCompass Retirement Fund, DWS LifeCompass 2015 Fund, DWS LifeCompass 2020 Fund, DWS LifeCompass 2030 Fund and DWS LifeCompass 2040 Fund (hereinafter referred to individually as "Fund" or collectively as "Funds") are each a diversified series of DWS Target Date Series (the "Trust"), which is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company organized as a Massachusetts business trust. The Funds invest mainly in other affiliated DWS funds (the "Underlying DWS Funds") and exchange-traded funds ("ETFs"). ETFs and Underlying DWS Funds are collectively referred to as "Underlying Funds." Each Underlying DWS Fund's accounting policies and investment holdings are outlined in the Underlying DWS Fund's financial statements and are available upon request.

Each Fund offers multiple classes of shares which provide investors with different purchase options. Class A shares are offered to investors subject to an initial sales charge. Class B shares of the Fund are closed to new purchases, except exchanges or the reinvestment of dividends or other distributions. Class B shares were offered to investors without an initial sales charge and are subject to higher ongoing expenses than Class A shares and a contingent deferred sales charge payable upon certain redemptions. Class B shares automatically convert to Class A shares six years after issuance. Class C shares are offered to investors without an initial sales charge but are subject to higher ongoing expenses than Class A shares and a contingent deferred sales charge payable upon certain redemptions within one year of purchase. Class C shares do not automatically convert into another class. Class S shares are not subject to initial or contingent deferred sales charges and are generally not available to new investors except under certain circumstances.

Investment income, realized and unrealized gains and losses, and certain fund-level expenses and expense reductions, if any, are borne pro rata on the basis of relative net assets by the holders of all classes of shares, except that each class bears certain expenses unique to that class such as services to shareholders, distribution and service fees and certain other class-specific expenses. Differences in class-level expenses may result in payment of different per share dividends by class. All shares of each Fund have equal rights with respect to voting subject to class-specific arrangements.

The Funds' financial statements are prepared in accordance with accounting principles generally accepted in the United States of America which require the use of management estimates. Actual results could differ from those estimates. The policies described below are followed consistently by each Fund in the preparation of its financial statements.

Security Valuation. Investments are stated at value determined as of the close of regular trading on the New York Stock Exchange on each day the exchange is open for trading.

Various inputs are used in determining the value of each Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, and credit risk). Level 3 includes significant unobservable inputs (including each Fund's own assumptions in determining the fair value of investments). The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investments in the Underlying DWS Funds are valued at the net asset value per share of each class of the Underlying DWS Fund and are categorized as Level 1.

ETFs are valued at the most recent sale price or official closing price reported on the exchange (US or foreign) or over-the-counter market on which they trade and are categorized as Level 1 securities. ETFs for which no sales are reported are valued at the calculated mean between the most recent bid and asked quotations on the relevant market or, if a mean cannot be determined, at the most recent bid quotation.

Disclosure about the classification of fair value measurements is included in a table following each Fund's Investment Portfolio.

Federal Income Taxes. Each Fund's policy is to comply with the requirements of the Internal Revenue Code, as amended, which are applicable to regulated investment companies, and to distribute all of its taxable income to its shareholders. Each Fund is treated as a single corporate taxpayer.

At August 31, 2010, DWS LifeCompass Retirement Fund had a net tax basis capital loss carryforward of approximately $15,529,000, which may be applied against any realized net taxable capital gains of each succeeding year until fully utilized or until August 31, 2012 ($38,000), August 31, 2017 ($1,780,000) and August 31, 2018 ($13,711,000), the respective expiration dates, whichever occurs first.

At August 31, 2010, DWS LifeCompass 2015 Fund had a net tax basis capital loss carryforward of approximately $38,912,000, which may be applied against any realized net taxable capital gains of each succeeding year until fully utilized or until August 31, 2012 ($7,136,000), August 31, 2017 ($2,422,000) and August 31, 2018 ($29,354,000), the respective expiration dates, whichever occurs first.

At August 31, 2010, DWS LifeCompass 2020 Fund had a net tax basis capital loss carryforward of approximately $29,897,000, which may be applied against any realized net taxable capital gains of each succeeding year until fully utilized or until August 31, 2017 ($1,856,000) and August 31, 2018 ($28,041,000), the respective expiration dates, whichever occurs first.

At August 31, 2010, DWS LifeCompass 2030 Fund had a net tax basis capital loss carryforward of approximately $4,988,000, which may be applied against any realized net taxable capital gains of each succeeding year until fully utilized or until August 31, 2017 ($209,000) and August 31, 2018 ($4,779,000), the respective expiration dates, whichever occurs first.

During the year ended August 31, 2010, DWS LifeCompass 2040 Fund utilized $33,000 of prior year capital loss carryforward.

In addition, from November 1, 2009 through August 31, 2010, DWS LifeCompass Retirement Fund, DWS LifeCompass 2015 Fund, DWS LifeCompass 2020 Fund and DWS LifeCompass 2030 Fund incurred approximately $3,599,000, $12,112,000, $11,307,000 and $2,076,000, respectively, of net realized capital losses. As permitted by tax regulations, the Funds intend to elect to defer these losses and treat them as arising in the fiscal year ending August 31, 2011.

The Funds have reviewed the tax positions for the open tax years as of August 31, 2010 and have determined that no provision for income tax is required in the Funds' financial statements. The Funds' federal tax returns for the prior three fiscal years remain open subject to examination by the Internal Revenue Service.

Distribution of Income and Gains. Net investment income from DWS LifeCompass Retirement Fund and DWS LifeCompass 2015 Fund, if any, is declared and distributed to shareholders quarterly. Net investment income from DWS LifeCompass 2020 Fund, DWS LifeCompass 2030 Fund and DWS LifeCompass 2040 Fund, if any, is declared and distributed to shareholders annually. Net realized gains from investment transactions, in excess of available capital loss carryforwards, would be taxable to each Fund if not distributed, and, therefore, will be distributed to shareholders at least annually.

The timing and characterization of certain income and capital gains distributions are determined annually in accordance with federal tax regulations which may differ from accounting principles generally accepted in the United States of America. These differences primarily relate to investments sold at a loss. As a result, net investment income (loss) and net realized gain (loss) on investment transactions for a reporting period may differ significantly from distributions during such period. Accordingly, each Fund may periodically make reclassifications among certain of its capital accounts without impacting the net asset value of a Fund.

At August 31, 2010, DWS LifeCompass Retirement Fund's components of distributable earnings (accumulated losses) on a tax-basis are as follows:

Undistributed ordinary income*	$ 294,994
Capital loss carryforwards	$ (15,529,000)
Net unrealized appreciation (depreciation) on investments	$ (2,133,645)

In addition, during the years ended August 31, 2010 and August 31, 2009, the tax character of distributions paid to shareholders by DWS LifeCompass Retirement Fund is summarized as follows:

	Years Ended August 31,
	2010	2009
Distributions from ordinary income*	$ 2,620,062	$ 4,074,075
* For tax purposes, short-term capital gains distributions are considered ordinary income distributions.

At August 31, 2010, DWS LifeCompass 2015 Fund's components of distributable earnings (accumulated losses) on a tax-basis are as follows:

Undistributed ordinary income*	$ 221,762
Capital loss carryforwards	$ (38,912,000)
Net unrealized appreciation (depreciation) on investments	$ (11,333,273)

In addition, during the years ended August 31, 2010 and August 31, 2009, the tax character of distributions paid to shareholders by DWS LifeCompass 2015 Fund is summarized as follows:

	Years Ended August 31,
	2010	2009
Distributions from ordinary income*	$ 3,945,486	$ 6,101,933
* For tax purposes, short-term capital gains distributions are considered ordinary income distributions.

At August 31, 2010, DWS LifeCompass 2020 Fund's components of distributable earnings (accumulated losses) on a tax-basis are as follows:

Undistributed ordinary income*	$ 3,220,196
Capital loss carryforwards	$ (29,897,000)
Net unrealized appreciation (depreciation) on investments	$ (17,589,211)

In addition, during the years ended August 31, 2010 and August 31, 2009, the tax character of distributions paid to shareholders by DWS LifeCompass 2020 Fund is summarized as follows:

	Years Ended August 31,
	2010	2009
Distributions from ordinary income*	$ 4,198,620	$ 6,826,115
Distributions from long-term capital gains	$ —	$ 1,485,163
* For tax purposes, short-term capital gains distributions are considered ordinary income distributions.

At August 31, 2010, DWS LifeCompass 2030 Fund's components of distributable earnings (accumulated losses) on a tax-basis are as follows:

Undistributed ordinary income*	$ 350,193
Capital loss carryforwards	$ (4,988,000)
Net unrealized appreciation (depreciation) on investments	$ (3,772,230)

In addition, during the years ended August 31, 2010 and August 31, 2009 the tax character of distributions paid to shareholders by DWS LifeCompass 2030 Fund is summarized as follows:

	Years Ended August 31,
	2010	2009
Distributions from ordinary income*	$ 759,471	$ 403,028
Distributions from long-term capital gains	$ —	$ 1,824,270
* For tax purposes, short-term capital gains distributions are considered ordinary income distributions.

At August 31, 2010, DWS LifeCompass 2040 Fund's components of distributable earnings (accumulated losses) on a tax-basis are as follows:

Undistributed ordinary income*	$ 93,430
Undistributed long-term capital gains	$ 143,383
Net unrealized appreciation (depreciation) on investments	$ 7,350

In addition, during the years ended August 31, 2010 and August 31, 2009, the tax character of distributions paid to shareholders by DWS LifeCompass 2040 Fund is summarized as follows:

	Years Ended August 31,
	2010	2009
Distributions from ordinary income*	$ 242,024	$ 42,044
Distributions from long-term capital gains	$ —	$ 59,325
* For tax purposes, short-term capital gains distributions are considered ordinary income distributions.

Contingencies. In the normal course of business, the Funds may enter into contracts with service providers that contain general indemnification clauses. The Funds' maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet been made. However, based on experience, the Funds expect the risk of loss to be remote.

Other. Investment transactions are accounted for on a trade date plus one basis for daily net asset value calculations. However, for financial reporting purposes, investment security transactions are reported on trade date. Interest income is recorded on the accrual basis. Distributions of income and capital gains from the Underlying Funds are recorded on the ex-dividend date. Dividend income is recorded on the ex-dividend date. Realized gains and losses from investment transactions are recorded on an identified cost basis.

B. Related Parties

Management Agreement. Under the Investment Management Agreement with Deutsche Investment Management Americas Inc. ("DIMA" or the "Advisor"), an indirect, wholly owned subsidiary of Deutsche Bank AG, the Advisor directs the investments of each Fund in accordance with its investment objectives, policies and restrictions. The Advisor determines the securities, instruments and other contracts relating to investments in Underlying Funds to be purchased, sold or entered into by each Fund. The Advisor has agreed not to be paid a management fee for performing its services for the Funds. However, the Advisor will receive management fees from managing the Underlying DWS Funds in which each Fund invests.

QS Investors, LLC ("QS Investors") acts as investment subadvisor to the Funds. On August 1, 2010, members of the Advisor's Quantitative Strategies Group ("QS Group"), including members of the portfolio management teams of the Funds, separated from the Advisor and formed QS Investors as a separate investment advisory firm unaffiliated with the Advisor (the "Separation"). As an investment subadvisor to the Funds, QS Investors renders strategic asset allocation services to the Funds. QS Investors is paid by the Advisor, not the Funds, for the services QS Investors provides to the Funds.

The Funds do not invest in the Underlying DWS Funds for the purpose of exercising management or control; however, investments within the set limits may represent 5% or more of an Underlying DWS Fund's outstanding shares. At August 31, 2010, DWS LifeCompass 2015 Fund held the following Underlying DWS Fund's outstanding shares: approximately 6% of DWS Small Cap Core Fund, 5% of DWS S&P 500 Plus Fund and 5% of DWS Diversified International Equity Fund. At August 31, 2010, DWS LifeCompass 2020 Fund held the following Underlying DWS Fund's outstanding shares: approximately 9% of DWS Diversified International Equity Fund, 8% of DWS Small Cap Core Fund and 6% of DWS S&P 500 Plus Fund. At August 31, 2010, DWS LifeCompass Retirement Fund, DWS LifeCompass 2030 Fund and DWS LifeCompass 2040 Fund did not invest in more than 5% of any Underlying DWS Fund.

For the period from September 1, 2009 through September 30, 2009, the Advisor had contractually agreed to reimburse or pay certain operating expenses to the extent necessary to maintain DWS LifeCompass Retirement Fund's, DWS LifeCompass 2015 Fund's and DWS LifeCompass 2020 Fund's operating expenses (excluding certain expenses such as extraordinary expenses, taxes, brokerage, interest and indirect expenses of Underlying Funds) as a percentage of average daily net assets as follows:

	LifeCompass Retirement Fund	LifeCompass 2015 Fund	LifeCompass 2020 Fund
Class A	.52%	.48%	.49%
Class B	1.27%	1.23%	1.24%
Class C	1.27%	1.23%	1.24%
Class S	.27%	.23%	.24%

For the period from September 1, 2009 through November 30, 2009, the Advisor had contractually agreed to reimburse or pay certain operating expenses to the extent necessary to maintain DWS LifeCompass 2030 Fund's and DWS LifeCompass 2040 Fund's operating expenses (excluding certain expenses such as extraordinary expenses, taxes, brokerage, interest and indirect expenses of Underlying Funds) as a percentage of average daily net assets as follows:

	LifeCompass 2030 Fund	LifeCompass 2040 Fund
Class A	.45%	.49%
Class B	1.20%	—
Class C	1.20%	1.24%
Class S	.20%	.24%

For the period from October 1, 2009 through November 30, 2010, the Advisor has contractually agreed to reimburse or pay certain operating expenses to the extent necessary to maintain DWS LifeCompass Retirement Fund's, DWS LifeCompass 2015 Fund's and DWS LifeCompass 2020 Fund's operating expenses (excluding certain expenses such as extraordinary expenses, taxes, brokerage, interest and indirect expenses of Underlying Funds) as a percentage of average daily net assets as follows:

	LifeCompass Retirement Fund	LifeCompass 2015 Fund	LifeCompass 2020 Fund
Class A	.62%	.58%	.59%
Class B	1.37%	1.33%	1.34%
Class C	1.37%	1.33%	1.34%
Class S	.37%	.33%	.34%

For the period from December 1, 2009 through November 30, 2010, the Advisor has contractually agreed to reimburse or pay certain operating expenses to the extent necessary to maintain DWS LifeCompass 2030 Fund's and DWS LifeCompass 2040 Fund's operating expenses (excluding certain expenses such as extraordinary expenses, taxes, brokerage, interest and indirect expenses of Underlying Funds) as a percentage of average daily net assets as follows:

	LifeCompass 2030 Fund	LifeCompass 2040 Fund
Class A	.58%	.55%
Class B	1.33%	—
Class C	1.33%	1.30%
Class S	.33%	.30%

Each Fund indirectly bears its proportionate share of fees and expenses incurred by the Underlying DWS Funds and ETFs in which it is invested.

For the year ended August 31, 2010, the Advisor reimbursed DWS LifeCompass 2030 Fund and DWS LifeCompass 2040 Fund $101 and $79, respectively, of sub-recordkeeping expenses for Class S shares.

In addition, for the year ended August 31, 2010, the Advisor reimbursed DWS LifeCompass 2040 Fund $70,804 of other expenses.

Administration Fee. Pursuant to an Administrative Services Agreement, DIMA provides most administrative services to the Funds. For all services provided under the Administrative Services Agreement, the Funds pay the Advisor an annual fee ("Administration Fee") of 0.10% of each Fund's average daily net assets computed and accrued daily and payable monthly. For the year ended August 31, 2010, the Administration Fee for each Fund was as follows:

Administration Fee	Total Aggregated	Waived	Unpaid at August 31, 2010
DWS LifeCompass Retirement Fund	$ 96,426	$ —	$ 7,926
DWS LifeCompass 2015 Fund	$ 178,196	$ —	$ 14,300
DWS LifeCompass 2020 Fund	$ 216,779	$ —	$ 17,801
DWS LifeCompass 2030 Fund	$ 56,482	$ 23,418	$ 4,151
DWS LifeCompass 2040 Fund	$ 21,523	$ 21,523	$ —

Service Provider Fees. DWS Investments Service Company ("DISC"), an affiliate of the Advisor, is the transfer agent, dividend-paying agent and shareholder service agent for the Funds. Pursuant to a sub-transfer agency agreement between DISC and DST Systems, Inc. ("DST"), DISC has delegated certain transfer agent, dividend-paying agent and shareholder service agent functions to DST. DISC compensates DST out of the shareholder servicing fee it receives from the Funds. For the year ended August 31, 2010, the amounts charged to the Funds by DISC were as follows:

Services to Shareholders	Total Aggregated	Waived	Unpaid at August 31, 2010
DWS LifeCompass Retirement Fund
Class A	$ 70,306	$ 40,556	$ 889
Class B	3,833	2,163	138
Class C	8,436	3,164	513
Class S	80,865	31,809	12,411
	$ 163,440	$ 77,692	$ 13,951
DWS LifeCompass 2015 Fund
Class A	$ 165,210	$ 58,349	$ 26,164
Class B	13,449	4,222	3,126
Class C	23,951	2,745	6,444
Class S	162,779	68,062	24,673
	$ 365,389	$ 133,378	$ 60,407
DWS LifeCompass 2020 Fund
Class A	$ 195,015	$ 73,572	$ 41,367
Class B	20,077	7,435	6,228
Class C	30,254	7,659	9,058
Class S	253,022	114,472	49,201
	$ 498,368	$ 203,138	$ 105,854
DWS LifeCompass 2030 Fund
Class A	$ 98,859	$ 98,859	$ —
Class B	5,245	5,245	—
Class C	9,869	9,869	—
Class S	22,742	22,742	—
	$ 136,715	$ 136,715	$ —
DWS LifeCompass 2040 Fund
Class A	$ 39,860	$ 37,823	$ —
Class C	869	869	—
Class S	17,702	17,702	—
	$ 58,431	$ 56,394	$ —

Distribution and Service Fees. Under the Funds' Class B and Class C 12b-1 Plans, DWS Investments Distributors, Inc. ("DIDI"), an affiliate of the Advisor, receives a fee ("Distribution Fee") of 0.75% of average daily net assets of each of Class B and C shares. In accordance with the Funds' Underwriting and Distribution Services Agreements, DIDI enters into related selling group agreements with various firms at various rates for sales of Class B and C shares. For the year ended August 31, 2010, the Distribution Fees were as follows:

Distribution Fees	Total Aggregated	Unpaid at August 31, 2010
DWS LifeCompass Retirement Fund
Class B	$ 22,313	$ 1,495
Class C	57,492	4,389
	$ 79,805	$ 5,884
DWS LifeCompass 2015 Fund
Class B	$ 68,081	$ 4,744
Class C	130,789	9,890
	$ 198,870	$ 14,634
DWS LifeCompass 2020 Fund
Class B	$ 97,249	$ 6,909
Class C	150,002	11,065
	$ 247,251	$ 17,974
DWS LifeCompass 2030 Fund
Class B	$ 15,212	$ 1,139
Class C	42,308	3,203
	$ 57,520	$ 4,342
DWS LifeCompass 2040 Fund
Class C	$ 1,369	$ 123

In addition, DIDI provides information and administrative services for a fee ("Service Fee") to Class A, B and C shareholders at an annual rate of up to 0.25% of average daily net assets for each such class. DIDI in turn has various agreements with financial services firms that provide these services and pays these fees based upon the assets of shareholder accounts the firms service. For the year ended August 31, 2010, the Service Fees were as follows:

Service Fees	Total Aggregated	Waived	Unpaid at August 31, 2010	Annual Effective Rate
DWS LifeCompass Retirement Fund
Class A	$ 77,932	$ —	$ 18,442.24%
Class B	7,188	—	1,501.24%
Class C	19,490	—	3,140.25%
	$ 104,610	$ —	$ 23,083
DWS LifeCompass 2015 Fund
Class A	$ 179,849	$ —	$ 32,770.23%
Class B	21,455	—	3,255.24%
Class C	41,553	—	7,496.24%
	$ 242,857	$ —	$ 43,521
DWS LifeCompass 2020 Fund
Class A	$ 200,722	$ —	$ 46,798.24%
Class B	32,068	—	6,927.25%
Class C	49,368	—	9,733.25%
	$ 282,158	$ —	$ 63,458
DWS LifeCompass 2030 Fund
Class A	$ 93,581	$ 1,065	$ 23,658.24%
Class B	4,944	736	483.21%
Class C	13,886	1,642	2,221.22%
	$ 112,411	$ 3,443	$ 26,362
DWS LifeCompass 2040 Fund
Class A	$ 33,958	$ —	$ 9,318.23%
Class C	454	12	83.24%
	$ 34,412	$ 12	$ 9,401

Underwriting Agreement and Contingent Deferred Sales Charge. DIDI is the principal underwriter for the Funds. Underwriting commissions paid in connection with the distribution of Class A shares for the year ended August 31, 2010 for DWS LifeCompass Retirement Fund, DWS LifeCompass 2015 Fund, DWS LifeCompass 2020 Fund, DWS LifeCompass 2030 Fund, DWS LifeCompass 2040 Fund aggregated $1,596, $4,484, $7,426, $6,240 and $2,001, respectively.

In addition, DIDI receives any contingent deferred sales charge ("CDSC") from Class B share redemptions occurring within six years of purchase and Class C share redemptions occurring within one year of purchase. There is no such charge upon redemption of any share appreciation or reinvested dividends. The CDSC is based on declining rates, ranging from 4% to 1% for Class B and 1% for Class C, of the value of the shares redeemed. For the year ended August 31, 2010, the CDSC for Class B shares aggregated $5,359, $20,977, $34,787 and $3,777 and Class C shares aggregated $189, $206, $1,608 and $709, respectively, for DWS LifeCompass Retirement Fund, DWS LifeCompass 2015 Fund, DWS LifeCompass 2020 Fund and DWS LifeCompass 2030 Fund. For the year ended August 31, 2010, the CDSC for Class C shares aggregated $48 for DWS LifeCompass 2040 Fund. A deferred sales charge of up to 1% is assessed on certain redemptions of Class A shares. For the year ended August 31, 2010, DIDI received $25, $3, $20, $10 and $11, respectively, for Class A shares of DWS LifeCompass Retirement Fund, DWS LifeCompass 2015 Fund, DWS LifeCompass 2020 Fund, DWS LifeCompass 2030 Fund and DWS LifeCompass 2040 Fund.

Typesetting and Filing Service Fees. Under an agreement with DIMA, DIMA is compensated for providing typesetting and certain regulatory filing services to the Funds. For the year ended August 31, 2010, the amounts charged to the Funds by DIMA included in the Statements of Operations under "reports to shareholders" were as follows:

Typesetting and Filing Service Fees	Total Aggregated	Unpaid at August 31, 2010
DWS LifeCompass Retirement Fund	$ 8,219	$ 2,863
DWS LifeCompass 2015 Fund	$ 10,420	$ 3,951
DWS LifeCompass 2020 Fund	$ 7,061	$ 2,109
DWS LifeCompass 2030 Fund	$ 7,649	$ 2,809
DWS LifeCompass 2040 Fund	$ 9,024	$ 2,470

Trustees' Fees and Expenses. The Funds paid each Trustee not affiliated with the Advisor retainer fees plus specified amounts for various committee services and for the Board Chairperson.

Affiliated Cash Management Vehicles. Each Fund may invest uninvested cash balances in affiliated funds managed by the Advisor. Affiliated cash management vehicles do not pay the Advisor a management fee. Each Fund currently invests in Central Cash Management Fund. Prior to October 2, 2009, each Fund invested in Cash Management QP Trust ("QP Trust"). Effective October 2, 2009, QP Trust merged into Central Cash Management Fund. Central Cash Management Fund seeks to provide a high level of current income consistent with liquidity and the preservation of capital.

C. Concentration of Ownership

From time to time, the Funds may have a concentration of several shareholder accounts holding a significant percentage of shares outstanding. Investment activities of these shareholders could have a material impact on the Funds. At August 31, 2010, there was one shareholder account that held approximately 10% of the outstanding shares of DWS LifeCompass 2015 Fund and one shareholder account that held approximately 11% of the outstanding shares of DWS LifeCompass 2040 Fund.

D. Line of Credit

The Funds and other affiliated funds (the "Participants") shared in a $450 million revolving credit facility provided by a syndication of banks. The Funds could borrow for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities. The Participants are charged an annual commitment fee which is allocated based on net assets, among each of the Participants. Interest is calculated at a rate per annum equal to the sum of the Federal Funds Rate plus 1.25 percent plus if LIBOR exceeds the Federal Funds Rate the amount of such excess. The Funds could borrow up to a maximum of 20 percent of their net assets under the agreement.

Effective April 1, 2010, the Funds elected not to participate in the revolving credit facility.

E. Share Transactions

DWS LifeCompass Retirement Fund

The following table summarizes share and dollar activity in the Fund:

	Year Ended August 31, 2010		Year Ended August 31, 2009
	Shares	Dollars	Shares	Dollars
Shares sold
Class A	1,050,403	$ 10,955,141	1,301,577	$ 12,165,210
Class B	12,364	129,126	33,345	308,898
Class C	66,988	696,503	105,910	1,080,300
Class S	424,560	4,486,652	749,332	6,949,283
		$ 16,267,422		$ 20,503,691
Shares issued to shareholders in reinvestment of distributions
Class A	80,097	$ 836,024	119,105	$ 1,108,298
Class B	5,016	52,432	12,754	119,002
Class C	11,926	124,534	28,934	269,072
Class S	135,616	1,413,294	240,310	2,240,269
		$ 2,426,284		$ 3,736,641
Shares redeemed
Class A	(1,166,588)	$ (12,253,339)	(1,363,176)	$ (12,690,311)
Class B	(135,265)	(1,423,728)	(198,967)	(1,829,661)
Class C	(255,718)	(2,680,660)	(426,183)	(3,984,664)
Class S	(713,564)	(7,506,108)	(1,949,370)	(17,957,921)
		$ (23,863,835)		$ (36,462,557)
Net increase (decrease)
Class A	(36,088)	$ (462,174)	57,506	$ 583,197
Class B	(117,885)	(1,242,170)	(152,868)	(1,401,761)
Class C	(176,804)	(1,859,623)	(291,339)	(2,635,292)
Class S	(153,388)	(1,606,162)	(959,728)	(8,768,369)
		$ (5,170,129)		$ (12,222,225)

DWS LifeCompass 2015 Fund

The following table summarizes share and dollar activity in the Fund:

	Year Ended August 31, 2010		Year Ended August 31, 2009
	Shares	Dollars	Shares	Dollars
Shares sold
Class A	1,820,763	$ 17,848,954	2,297,347	$ 19,454,966
Class B	14,636	142,845	48,604	411,026
Class C	86,220	849,974	146,009	1,226,753
Class S	922,866	9,175,268	1,351,159	11,268,537
		$ 28,017,041		$ 32,361,282
Shares issued to shareholders in reinvestment of distributions
Class A	165,505	$ 1,632,553	287,120	$ 2,427,627
Class B	12,485	123,347	34,390	290,012
Class C	21,891	216,295	52,639	443,810
Class S	186,548	1,834,763	315,748	2,674,298
		$ 3,806,958		$ 5,835,747
Shares redeemed
Class A	(3,026,237)	$ (29,948,393)	(3,108,037)	$ (26,434,953)
Class B	(384,775)	(3,807,982)	(540,996)	(4,563,139)
Class C	(490,764)	(4,823,483)	(794,117)	(6,749,656)
Class S	(1,156,535)	(11,448,725)	(3,099,381)	(25,969,056)
		$ (50,028,583)		$ (63,716,804)
Net increase (decrease)
Class A	(1,039,969)	$ (10,466,886)	(523,570)	$ (4,552,360)
Class B	(357,654)	(3,541,790)	(458,002)	(3,862,101)
Class C	(382,653)	(3,757,214)	(595,469)	(5,079,093)
Class S	(47,121)	(438,694)	(1,432,474)	(12,026,221)
		$ (18,204,584)		$ (25,519,775)

DWS LifeCompass 2020 Fund

The following table summarizes share and dollar activity in the Fund:

	Year Ended August 31, 2010		Year Ended August 31, 2009
	Shares	Dollars	Shares	Dollars
Shares sold
Class A	2,233,654	$ 26,335,909	2,681,918	$ 26,943,216
Class B	24,882	292,777	107,803	1,075,849
Class C	103,805	1,221,960	184,540	1,840,547
Class S	716,051	8,550,089	1,065,504	10,562,555
		$ 36,400,735		$ 40,422,167
Shares issued to shareholders in reinvestment of distributions
Class A	134,696	$ 1,600,193	276,905	$ 2,649,988
Class B	12,432	147,065	53,336	508,310
Class C	17,111	202,426	66,693	635,585
Class S	179,070	2,129,145	437,045	4,182,522
		$ 4,078,829		$ 7,976,405
Shares redeemed
Class A	(2,333,317)	$ (27,598,566)	(2,250,217)	$ (22,549,258)
Class B	(414,494)	(4,868,091)	(470,061)	(4,729,404)
Class C	(447,608)	(5,260,557)	(606,523)	(6,012,207)
Class S	(1,127,830)	(13,440,538)	(2,376,055)	(23,521,920)
		$ (51,167,752)		$ (56,812,789)
Net increase (decrease)
Class A	35,033	$ 337,536	708,606	$ 7,043,946
Class B	(377,180)	(4,428,249)	(308,922)	(3,145,245)
Class C	(326,692)	(3,836,171)	(355,290)	(3,536,075)
Class S	(232,709)	(2,761,304)	(873,506)	(8,776,843)
		$ (10,688,188)		$ (8,414,217)

DWS LifeCompass 2030 Fund

The following table summarizes share and dollar activity in the Fund:

	Year Ended August 31, 2010		Year Ended August 31, 2009
	Shares	Dollars	Shares	Dollars
Shares sold
Class A	2,352,262	$ 19,552,196	2,299,673	$ 16,205,308
Class B	14,593	123,771	33,560	237,813
Class C	51,533	436,054	114,336	804,393
Class S	585,122	4,961,603	649,106	4,361,164
		$ 25,073,624		$ 21,608,678
Shares issued to shareholders in reinvestment of distributions
Class A	65,328	$ 555,287	193,823	$ 1,275,355
Class B	1,595	13,585	19,358	127,567
Class C	4,389	37,354	52,013	342,768
Class S	17,307	147,113	61,839	406,900
		$ 753,339		$ 2,152,590
Shares redeemed
Class A	(1,283,862)	$ (10,840,631)	(821,596)	$ (5,765,725)
Class B	(57,730)	(484,647)	(65,629)	(455,463)
Class C	(124,195)	(1,031,482)	(210,839)	(1,416,481)
Class S	(182,191)	(1,521,325)	(414,165)	(2,845,123)
		$ (13,878,085)		$ (10,482,792)
Net increase (decrease)
Class A	1,133,728	$ 9,266,852	1,671,900	$ 11,714,938
Class B	(41,542)	(347,291)	(12,711)	(90,083)
Class C	(68,273)	(558,074)	(44,490)	(269,320)
Class S	420,238	3,587,391	296,780	1,922,941
		$ 11,948,878		$ 13,278,476

DWS LifeCompass 2040 Fund

The following table summarizes share and dollar activity in the Fund:

	Year Ended August 31, 2010		Year Ended August 31, 2009
	Shares	Dollars	Shares	Dollars
Shares sold
Class A	1,662,022	$ 12,214,441	1,151,838	$ 7,133,499
Class C	15,359	112,610	15,423	88,640
Class S	636,969	4,791,889	568,483	3,303,366
		$ 17,118,940		$ 10,525,505
Shares issued to shareholders in reinvestment of distributions
Class A	21,612	$ 163,816	8,265	$ 48,353
Class C	74	562	409	2,392
Class S	10,223	77,597	8,651	50,609
		$ 241,975		$ 101,354
Shares redeemed
Class A	(603,412)	$ (4,522,635)	(135,084)	$ (846,410)
Class C	(23,975)	(177,371)	(10,941)	(83,252)
Class S	(140,253)	(1,059,616)	(207,900)	(1,275,821)
		$ (5,759,622)		$ (2,205,483)
Net increase (decrease)
Class A	1,080,222	$ 7,855,622	1,025,019	$ 6,335,442
Class C	(8,542)	(64,199)	4,891	7,780
Class S	506,939	3,809,870	369,234	2,078,154
		$ 11,601,293		$ 8,421,376

F. Regulatory Settlements

On December 21, 2006, the Advisor settled proceedings with the SEC and the New York Attorney General regarding alleged improper trading of fund shares. In accordance with the distribution plan, developed by a distribution consultant, settlement proceeds were distributed to shareholders of DWS LifeCompass 2020 Fund, and any unclaimed proceeds were then distributed to the Fund in the amount of $8,229. In addition, the Fund received $115,602 of non-affiliated regulatory settlements. These payments are included in "Increase from regulatory settlements" on the Statement of Changes in Net Assets.

G. Review for Subsequent Events

Management has evaluated the events and transactions subsequent to year end through the date the financial statements were available to be issued, and has determined that there were no material events that would require disclosure in the Funds' financial statements.

Report of Independent Registered Public Accounting Firm

To the Trustees of DWS Target Date Series and the Shareholders of DWS LifeCompass Retirement Fund, DWS LifeCompass 2015 Fund, DWS LifeCompass 2020 Fund, DWS LifeCompass 2030 Fund and DWS LifeCompass 2040 Fund:

In our opinion, the accompanying statements of assets and liabilities, including the investment portfolios, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of DWS LifeCompass Retirement Fund, DWS LifeCompass 2015 Fund, DWS LifeCompass 2020 Fund, DWS LifeCompass 2030 Fund and DWS LifeCompass 2040 Fund, respectively (the five funds constituting DWS Target Date Series) (the "Trust"), at August 31, 2010 and the results of each of their operations, the changes in each of their net assets and the financial highlights for each of the periods indicated therein, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Trust's management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at August 31, 2010 by correspondence with the custodian and transfer agent, provide a reasonable basis for our opinion.

Boston, Massachusetts October 26, 2010	PricewaterhouseCoopers LLP

Tax Information (Unaudited)

Pursuant to Section 852 of the Internal Revenue Code, DWS LifeCompass 2040 Fund designates $158,000 as capital gain dividends for its year ended August 31, 2010, of which 100% represents 15% rate gains.

For corporate shareholders, 100%, 100%, 100%, 100% and 100% of the ordinary dividends (i.e., income dividends plus short-term capital gains) paid during the fiscal year ended August 31, 2010, for DWS LifeCompass Retirement Fund, DWS LifeCompass 2015 Fund, DWS LifeCompass 2020 Fund, DWS LifeCompass 2030 Fund and DWS LifeCompass 2040 Fund, respectively, qualified for the dividends received deduction.

For federal income tax purposes, DWS LifeCompass Retirement Fund, DWS LifeCompass 2015 Fund, DWS LifeCompass 2020 Fund, DWS LifeCompass 2030 Fund and DWS LifeCompass 2040 Fund designate $3,185,000, $5,081,000, $5,712,000, $1,168,000 and $407,000, respectively, or the maximum amount allowable under tax law, as qualified dividend income.

Please consult a tax advisor if you have questions about federal or state income tax laws, or on how to prepare your tax returns. If you have specific questions about your account, please call (800) 621-1048.

Shareholder Meeting Results

A Special Meeting of the Shareholders (the "Meeting") of DWS LifeCompass 2040 Fund (the "Fund"), a series of DWS Target Date Series, was held on July 28, 2010, at the offices of Deutsche Investment Management Americas Inc., 345 Park Avenue, New York, New York. At the Meeting, the following matters were voted upon by the shareholders (the resulting votes are presented below).

1. Approval of a Sub-Advisory Agreement between Deutsche Investment Management Americas Inc. and QS Investors, LLC with respect to the Fund.

Number of Votes:
For	Against	Abstain
1,727,049.991	54.566	24,565.659

2. Approval of a Sub-Advisor Approval Policy for Affiliated and Non-Affiliated Sub-Advisors.

Number of Votes:
For	Against	Abstain
1,727,049.991	54.566	24,565.659

New Sub-Advisory Agreements Approval

The Board of Trustees, including the Independent Trustees, unanimously approved the New Sub-Advisory Agreements (the "New Agreements") between Deutsche Investment Management Americas Inc. ("DWS") and QS Investors, LLC ("QS Investors") in May 2010.

In terms of the process that the Board followed prior to approving the New Agreements, shareholders should know that:

• In May 2010, all of the Funds' Trustees were independent of DWS and its affiliates.

• The Board engaged in a comprehensive review of the operational, financial and investment capabilities of QS Investors and the terms of the proposed Separation. As part of this review, the Board also reviewed and considered the terms of the New Agreements.

• To facilitate its review, the Board created several ad hoc subcommittees, each focused on different aspects of the Board's consideration of the Separation, and each comprised solely of Independent Trustees.

• The Board and its subcommittees conducted numerous meetings between January 2010 and May 2010 to review and discuss the Separation, including the New Agreements, and were assisted in this review by their independent legal counsel and fund counsel.

• In the course of its review, the Board requested and received substantial additional information.

• As part of its review process, the Board and its subcommittees met with various representatives of DWS and QS Investors, including key investment personnel and other members of senior management.

• The Board requested and evaluated all information that it deemed reasonably necessary to evaluate the New Agreements.

In connection with the approval of the New Agreements, the Board considered the factors described below, among others.

Continuity of Investment Management Services. In reviewing the New Agreements, the Board considered that it had renewed the investment management agreements between DWS and the Funds as part of the annual contract renewal process (the "Annual Review") in September 2009, at which time it had determined that such renewals were in the best interests of the Funds, given the nature, quality and extent of services provided by DWS (among other considerations). In considering the New Agreements, the Board noted that in light of the transition of the group within DWS responsible for day-to-day portfolio management of the Funds to a separate, unaffiliated firm (i.e., QS Investors), it was necessary to approve sub-advisory agreements between DWS and QS Investors to secure continued access to these same personnel and services. The Board also considered that, despite the change in corporate identity of the portfolio management services provider and the fact that it would no longer be affiliated with DWS, the nature, quality and extent of services provided to the Funds are not expected to change under the New Agreements.

Fees and Expenses. The Board noted that it had concluded during the Annual Review that the overall investment management fees paid by the Funds are reasonable and appropriate in light of the nature, quality and extent of services provided. The Board considered that, under the New Agreements, QS Investors' sub-advisory fee would be paid by DWS out of its management fee and not directly by the Funds, and therefore there would be no change in the Funds' overall investment management fees under the New Agreements.

Profitability. The Board noted that it had considered the profitability of DWS during the Annual Review. The Board did not consider the profitability of QS Investors to be a material factor. In particular, the Board noted that QS Investors has not yet commenced operations, and that any projections of profitability are likely to be of limited value. The Board also noted that DWS would pay QS Investors' sub-advisory fee out of its management fee, and further noted that the sub-advisory fee arrangement with respect to the Funds was the product of an arm's length negotiation.

Other Benefits to QS Investors. The Board noted that it had considered fallout benefits to DWS during the Annual Review in its determination that management fees paid were reasonable. The Board also considered the character and amount of incidental benefits expected to be realized by QS Investors in light of the New Agreements, including the incidental public relations benefits to QS Investors related to DWS US mutual funds advertising and cross-selling opportunities among DWS products and services. The Board noted that QS Investors did not propose to implement a "soft dollar" program. The Board reaffirmed its determination from the Annual Review process that management fees paid were reasonable in light of fallout benefits to its investment advisory service providers.

Compliance. The Board considered QS Investors' proposed compliance program and resources. The Board also considered that DWS would oversee QS Investors' compliance program and its compliance with applicable Fund policies and procedures, and considered the attention and resources DWS would dedicate to that oversight. The Board also noted that it had considered DWS's compliance monitoring capabilities in connection with the Annual Review, at which time it had noted (i) the experience and seniority of both DWS's chief compliance officer and the Funds' chief compliance officer; (ii) the large number of DWS compliance personnel; and (iii) the substantial commitment of resources by DWS and its affiliates to compliance matters.

Based on all of the information considered and the conclusions reached, the Board unanimously (including the Independent Trustees) determined that the terms of the New Agreements are fair and reasonable and that the approval of the New Agreements is in the best interests of the Funds. In reaching this conclusion, the Board did not give particular weight to any single factor identified above. It is possible that individual Trustees may have weighed these factors differently in reaching their individual decisions to approve the New Agreements.

Summary of Management Fee Evaluation by Independent Fee Consultant

October 9, 2009, As Revised November 20, 2009

Pursuant to an Order entered into by Deutsche Investment Management Americas and affiliates (collectively, "DeAM") with the Attorney General of New York, I, Thomas H. Mack, have been appointed the Independent Fee Consultant for the DWS Funds (formerly the DWS Scudder Funds). My duties include preparing an annual written evaluation of the management fees DeAM charges the Funds, considering among other factors the management fees charged by other mutual fund companies for like services, management fees DeAM charges other clients for like services, DeAM's costs of supplying services under the management agreements and related profit margins, possible economies of scale if a Fund grows larger, and the nature and quality of DeAM's services, including fund performance. This report summarizes my evaluation for 2009, including my qualifications, the evaluation process for each of the DWS Funds, consideration of certain complex-level factors, and my conclusions. I served in substantially the same capacity in 2007 and 2008.

Qualifications

For more than 35 years I have served in various professional capacities within the investment management business. I have held investment analysis and advisory positions, including securities analyst, portfolio strategist and director of investment policy with a large investment firm. I have also performed business management functions, including business development, financial management and marketing research and analysis.

Since 1991, I have been an independent consultant within the asset management industry. I have provided services to over 125 client organizations, including investment managers, mutual fund boards, product distributors and related organizations. Over the past ten years I have completed a number of assignments for mutual fund boards, specifically including assisting boards with management contract renewal.

I hold a Master of Business Administration degree, with highest honors, from Harvard University and Master of Science and Bachelor of Science (highest honors) degrees from the University of California at Berkeley. I am an independent director and audit committee financial expert for two closed-end mutual funds and serve in various leadership and financial oversight capacities with non-profit organizations.

Evaluation of Fees for each DWS Fund

My work focused primarily on evaluating, fund-by-fund, the fees charged to each of the 124 publicly offered Fund portfolios in the DWS Fund family. For each Fund, I considered each of the key factors mentioned above, as well as any other relevant information. In doing so I worked closely with the Funds' Independent Directors in their annual contract renewal process, as well as in their approval of contracts for several new funds (documented separately).

In evaluating each Fund's fees, I reviewed comprehensive materials provided by or on behalf of DeAM, including expense information prepared by Lipper Analytical, comparative performance information, profitability data, manager histories, and other materials. I also accessed certain additional information from the Lipper, Strategic Insight, and Morningstar databases and drew on my industry knowledge and experience.

To facilitate evaluating this considerable body of information, I prepared for each Fund a document summarizing the key data elements in each area as well as additional analytics discussed below. This made it possible to consider each key data element in the context of the others.

In the course of contract renewal, DeAM agreed to implement a number of fee and expense adjustments requested by the Independent Directors which will favorably impact future fees and expenses, and my evaluation includes the effects of these changes.

Fees and Expenses Compared with Other Funds

The competitive fee and expense evaluation for each fund focused on two primary comparisons:

The Fund's contractual management fee (the advisory fee plus the administration fee where applicable) compared with those of a group of typically 12-15 funds in the same Lipper investment category (e.g. Large Capitalization Growth) having similar distribution arrangements and being of similar size.

The Fund's total expenses compared with a broader universe of funds from the same Lipper investment category and having similar distribution arrangements.

These two comparisons provide a view of not only the level of the fee compared with funds of similar scale but also the total expense the Fund bears for all the services it receives, in comparison with the investment choices available in the Fund's investment category and distribution channel. The principal figure-of-merit used in these comparisons was the subject Fund's percentile ranking against peers.

DeAM's Fees for Similar Services to Others

DeAM provided management fee schedules for all of its US domiciled fund and non-fund investment management accounts in any of the investment categories where there is a DWS Fund. These similar products included the other DWS Funds, non-fund pooled accounts, institutional accounts and sub-advisory accounts. Using this information, I calculated for each Fund the fee that would be charged to each similar product, at the subject Fund's asset level.

Evaluating information regarding non-fund products is difficult because there are varying levels of services required for different types of accounts, with mutual funds generally requiring considerably more regulatory and administrative types of service as well as having more frequent cash flows than other types of accounts. Also, while mutual fund fees for similar fund products can be expected to be similar, there will be some differences due to different pricing conditions in different distribution channels (e.g. retail funds versus those used in variable insurance products), differences in underlying investment processes and other factors.

Costs and Profit Margins

DeAM provided a detailed profitability analysis for each Fund. After making some adjustments so that the presentation would be more comparable to the available industry figures, I reviewed profit margins from investment management alone, from investment management plus other fund services (excluding distribution) provided to the Funds by DeAM (principally shareholder services), and DeAM profits from all sources, including distribution. A later section comments on overall profitability.

Economies of Scale

Economies of scale — an expected decline in management cost per dollar of fund assets as fund assets grow — are very rarely quantified and documented because of inherent difficulties in collecting and analyzing relevant data. However, in virtually every investment category that I reviewed, larger funds tend to have lower fees and lower total expenses than smaller funds. To see how each DWS Fund compares with this industry observation, I reviewed:

The trend in Fund assets over the last five years and the accompanying trend in total expenses. This shows if the Fund has grown and, if so, whether total expense (management fees as well as other expenses) have declined as a percent of assets.

Whether the Fund has break-points in its management fee schedule, the extent of the fee reduction built into the schedule and the asset levels where the breaks take effect, and in the case of a sub-advised Fund how the Fund's break-points compare with those of the sub-advisory fee schedule.

How the Fund's contractual fee schedule compares with trends in the industry data. To accomplish this, I constructed a chart showing how actual latest-fiscal-year contractual fees of the Fund and of other similar funds relate to average fund assets, with the subject Fund's contractual fee schedule superimposed.

Quality of Service — Performance

The quality-of-service evaluation focused on investment performance, which is the principal result of the investment management service. Each Fund's performance was reviewed over the past 1, 3, 5 and 10 years, as applicable, and compared with that of other funds in the same investment category and with a suitable market index.

In addition, I calculated and reviewed risk-adjusted returns relative to an index of similar mutual funds' returns and a suitable market index. The risk-adjusted returns analysis provides a way of determining the extent to which the Fund's return comparisons are mainly the product of investment value-added (or lack thereof) or alternatively taking considerably more or less risk than is typical in its investment category.

I also received and considered the history of portfolio manager changes for each Fund, as this provided an important context for evaluating the performance results.

Complex-Level Considerations

While this evaluation was conducted mainly at the individual fund level, there are some issues relating to the reasonableness of fees that can alternatively be considered across the whole fund complex:

I reviewed DeAM's profitability analysis for all DWS Funds, with a view toward determining if the allocation procedures used were reasonable and how profit levels compared with public data for other investment managers.

I considered whether DeAM and affiliates receive any significant ancillary or "fall-out" benefits that should be considered in interpreting the direct profitability results. These would be situations where serving as the investment manager of the Funds is beneficial to another part of the Deutsche Bank organization.

I considered how aggregated DWS Fund expenses had varied over the years, by asset class and in the context of trends in asset levels.

I reviewed the structure of the DeAM organization, trends in staffing levels, and information on compensation of investment management and other professionals compared with industry data.

Findings

Based on the process and analysis discussed above, which included reviewing a wide range of information from management and external data sources and considering among other factors the fees DeAM charges other clients, the fees charged by other fund managers, DeAM's costs and profits associated with managing the Funds, economies of scale, possible fall-out benefits, and the nature and quality of services provided, in my opinion the management fees charged the DWS Funds are reasonable.

Thomas H. Mack

Board Members and Officers

The following table presents certain information regarding the Board Members and Officers of the Trust as of August 31, 2010. Each Board Member's year of birth is set forth in parentheses after his or her name. Unless otherwise noted, (i) each Board Member has engaged in the principal occupation(s) noted in the table for at least the most recent five years, although not necessarily in the same capacity; and (ii) the address of each Independent Board Member is c/o Paul K. Freeman, Independent Chairman, DWS Funds, PO Box 101833, Denver, CO 80250-1833. Except as otherwise noted below, the term of office for each Board Member is until the election and qualification of a successor, or until such Board Member sooner dies, resigns, is removed or as otherwise provided in the governing documents of the fund. Because the fund does not hold an annual meeting of shareholders, each Board Member will hold office for an indeterminate period. The Board Members may also serve in similar capacities with other funds in the fund complex. The Length of Time Served represents the year in which the Board Member joined the board of one or more DWS funds now overseen by the Board.

Independent Board Members
Name, Year of Birth, Position with the Fund and Length of Time Served[1]	Business Experience and Directorships During the Past Five Years	Number of Funds in DWS Fund Complex Overseen
Paul K. Freeman (1950) Chairperson since 2009 Board Member since 1993	Consultant, World Bank/Inter-American Development Bank; Governing Council of the Independent Directors Council (governance, education committees); formerly, Project Leader, International Institute for Applied Systems Analysis (1998-2001); Chief Executive Officer, The Eric Group, Inc. (environmental insurance) (1986-1998)	123
John W. Ballantine (1946) Board Member since 1999	Retired; formerly, Executive Vice President and Chief Risk Management Officer, First Chicago NBD Corporation/The First National Bank of Chicago (1996-1998); Executive Vice President and Head of International Banking (1995-1996). Directorships: Healthways, Inc. (provider of disease and care management services); Portland General Electric (utility company); Stockwell Capital Investments PLC (private equity). Former Directorships: First Oak Brook Bancshares, Inc. and Oak Brook Bank; Prisma Energy International	123
Henry P. Becton, Jr. (1943) Board Member since 1990	Vice Chair and former President, WGBH Educational Foundation. Directorships: Association of Public Television Stations; Lead Director, Becton Dickinson and Company[3] (medical technology company); Lead Director, Belo Corporation[3] (media company); Public Radio International; Public Radio Exchange (PRX); The PBS Foundation. Former Directorships: Boston Museum of Science; American Public Television; Concord Academy; New England Aquarium; Mass. Corporation for Educational Telecommunications; Committee for Economic Development; Public Broadcasting Service	123
Dawn-Marie Driscoll (1946) Board Member since 1987	President, Driscoll Associates (consulting firm); Executive Fellow, Center for Business Ethics, Bentley University; formerly, Partner, Palmer & Dodge (1988-1990); Vice President of Corporate Affairs and General Counsel, Filene's (1978-1988). Directorships: Trustee of 20 open-end mutual funds managed by Sun Capital Advisers, Inc. (since 2007); Director of ICI Mutual Insurance Company (since 2007); Advisory Board, Center for Business Ethics, Bentley University; Trustee, Southwest Florida Community Foundation (charitable organization). Former Directorships: Investment Company Institute (audit, executive, nominating committees) and Independent Directors Council (governance, executive committees)
		123
Keith R. Fox (1954) Board Member since 1996	Managing General Partner, Exeter Capital Partners (a series of private investment funds). Directorships: Progressive Holding Corporation (kitchen goods importer and distributor); Box Top Media Inc. (advertising); The Kennel Shop (retailer); former Chairman, National Association of Small Business Investment Companies	123
Kenneth C. Froewiss (1945) Board Member since 2001	Adjunct Professor of Finance, NYU Stern School of Business (September 2009-present; Clinical Professor from 1997-September 2009); Member, Finance Committee, Association for Asian Studies (2002-present); Director, Mitsui Sumitomo Insurance Group (US) (2004-present); prior thereto, Managing Director, J.P. Morgan (investment banking firm) (until 1996)	123
Richard J. Herring (1946) Board Member since 1990	Jacob Safra Professor of International Banking and Professor, Finance Department, The Wharton School, University of Pennsylvania (since July 1972); Co-Director, Wharton Financial Institutions Center (since July 2000); Director, Japan Equity Fund, Inc. (since September 2007), Thai Capital Fund, Inc. (since September 2007), Singapore Fund, Inc. (since September 2007). Formerly, Vice Dean and Director, Wharton Undergraduate Division (July 1995-June 2000); Director, Lauder Institute of International Management Studies (July 2000-June 2006)	123
William McClayton (1944) Board Member since 2004+	Private equity investor (since October 2009); previously, Managing Director, Diamond Management & Technology Consultants, Inc. (global consulting firm) (2001-2009); Directorship: Board of Managers, YMCA of Metropolitan Chicago; formerly: Senior Partner, Arthur Andersen LLP (accounting) (1966-2001); Trustee, Ravinia Festival	123
Rebecca W. Rimel (1951) Board Member since 1995	President and Chief Executive Officer, The Pew Charitable Trusts (charitable organization) (1994 to present); Trustee, Thomas Jefferson Foundation (charitable organization) (1994 to present); Trustee, Executive Committee, Philadelphia Chamber of Commerce (2001-2007); Trustee, Pro Publica (2007-present) (charitable organization); Director, CardioNet, Inc.[2] (2009-present) (health care). Formerly, Executive Vice President, The Glenmede Trust Company (investment trust and wealth management) (1983-2004); Board Member, Investor Education (charitable organization) (2004-2005); Director, Viasys Health Care[2] (January 2007-June 2007)
		123
William N. Searcy, Jr. (1946) Board Member since 1993	Private investor since October 2003; Trustee of 20 open-end mutual funds managed by Sun Capital Advisers, Inc. (since October 1998). Formerly, Pension & Savings Trust Officer, Sprint Corporation[2] (telecommunications) (November 1989-September 2003)	123
Jean Gleason Stromberg (1943) Board Member since 1997	Retired. Formerly, Consultant (1997-2001); Director, Financial Markets US Government Accountability Office (1996-1997); Partner, Fulbright & Jaworski, L.L.P. (law firm) (1978-1996). Directorships: The William and Flora Hewlett Foundation. Former Directorships: Service Source, Inc., Mutual Fund Directors Forum (2002-2004), American Bar Retirement Association (funding vehicle for retirement plans) (1987-1990 and 1994-1996)	123
Robert H. Wadsworth (1940) Board Member since 1999	President, Robert H. Wadsworth & Associates, Inc. (consulting firm) (1983 to present); Director, The Phoenix Boys Choir Association	126
Officers[4]
Name, Year of Birth, Position with the Fund and Length of Time Served[5]	Principal Occupation(s) During Past 5 Years and Other Directorships Held
Michael G. Clark[6] (1965) President, 2006-present	Managing Director[3], Deutsche Asset Management (2006-present); President of DWS family of funds; Director, ICI Mutual Insurance Company (since October 2007); formerly, Director of Fund Board Relations (2004-2006) and Director of Product Development (2000-2004), Merrill Lynch Investment Managers; Senior Vice President Operations, Merrill Lynch Asset Management (1999-2000)

Ingo Gefeke[7] (1967) Executive Vice President since 2010	Managing Director[3], Deutsche Asset Management; Global Head of Distribution and Product Management, DWS Global Head of Trading and Securities Lending. Member of the Board of Directors of DWS Investment GmbH Frankfurt (since July 2009) and DWS Holding & Service GmbH Frankfurt (since January 2010); formerly, Global Chief Administrative Officer, Deutsche Asset Management (2004-2009); Global Chief Operating Officer, Global Transaction Banking, Deutsche Bank AG, New York (2001-2004); Chief Operating Officer, Global Banking Division Americas, Deutsche Bank AG, New York (1999-2001); Central Management, Global Banking Services, Deutsche Bank AG, Frankfurt (1998-1999); Relationship Management, Deutsche Bank AG, Tokyo, Japan (1997-1998)

John Millette[8] (1962) Vice President and Secretary, 1999-present	Director[3], Deutsche Asset Management
Paul H. Schubert[6] (1963) Chief Financial Officer, 2004-present Treasurer, 2005-present	Managing Director[3], Deutsche Asset Management (since July 2004); formerly, Executive Director, Head of Mutual Fund Services and Treasurer for UBS Family of Funds (1998-2004); Vice President and Director of Mutual Fund Finance at UBS Global Asset Management (1994-1998)

Caroline Pearson[8] (1962) Chief Legal Officer, April 2010-present	Managing Director[3], Deutsche Asset Management; formerly, Assistant Secretary for DWS family of funds (1997-2010)
Rita Rubin[9] (1970) Assistant Secretary, 2009-present	Vice President and Counsel, Deutsche Asset Management (since October 2007); formerly, Vice President, Morgan Stanley Investment Management (2004-2007)
Paul Antosca[8] (1957) Assistant Treasurer, 2007-present	Director[3], Deutsche Asset Management (since 2006); Vice President, The Manufacturers Life Insurance Company (U.S.A.) (1990-2006)
Jack Clark[8] (1967) Assistant Treasurer, 2007-present	Director[3], Deutsche Asset Management (since 2007); formerly, Vice President, State Street Corporation (2002-2007)
Diane Kenneally[8] (1966) Assistant Treasurer, 2007-present	Director[3], Deutsche Asset Management
John Caruso[10] (1965) Anti-Money Laundering Compliance Officer, 2010-present	Managing Director[3], Deutsche Asset Management
Robert Kloby[9] (1962) Chief Compliance Officer, 2006-present	Managing Director[3], Deutsche Asset Management
1 The length of time served represents the year in which the Board Member joined the board of one or more DWS funds currently overseen by the Board.
2 A publicly held company with securities registered pursuant to Section 12 of the Securities Exchange Act of 1934.
3 Executive title, not a board directorship.
4 As a result of their respective positions held with the Advisor, these individuals are considered "interested persons" of the Advisor within the meaning of the 1940 Act. Interested persons receive no compensation from the fund.
5 The length of time served represents the year in which the officer was first elected in such capacity for one or more DWS funds.
6 Address: 100 Plaza One, Jersey City, NJ 07311.
7 The mailing address of Mr. Gefeke is 345 Park Avenue, New York, New York 10154. In addition, Mr. Gefeke is an interested Board Member of certain DWS funds by virtue of his positions with Deutsche Asset Management. As an interested person, Mr. Gefeke receives no compensation from the fund.
8 Address: One Beacon Street, Boston, MA 02108.
9 Address: 280 Park Avenue, New York, New York 10017.
10 Address: 60 Wall Street, New York, New York 10005.

The fund's Statement of Additional Information ("SAI") includes additional information about the Board Members. The SAI is available, without charge, upon request. If you would like to request a copy of the SAI, you may do so by calling the following toll-free number: (800) 621-1048.

Account Management Resources

For More Information	The automated telephone system allows you to access personalized account information and obtain information on other DWS funds using either your voice or your telephone keypad. Certain account types within Classes A, B, C and S also have the ability to purchase, exchange or redeem shares using this system.
For more information, contact your financial advisor. You may also access our automated telephone system or speak with a DWS Investments representative by calling the appropriate number below:

For shareholders of Classes A, B and C:

(800) 621-1048

For shareholders of Class S:

(800) 728-3337

Web Site

www.dws-investments.com

View your account transactions and balances, trade shares, monitor your asset allocation, and change your address, 24 hours a day.
Obtain prospectuses and applications, blank forms, interactive worksheets, news about DWS funds, subscription to fund updates by e-mail, retirement planning information, and more.

Written Correspondence	DWS Investments PO Box 219151 Kansas City, MO 64121-9151
Proxy Voting	The fund's policies and procedures for voting proxies for portfolio securities and information about how the fund voted proxies related to its portfolio securities during the 12-month period ended June 30 are available on our Web site — www.dws-investments.com (click on "proxy voting"at the bottom of the page) — or on the SEC's Web site — www.sec.gov. To obtain a written copy of the fund's policies and procedures without charge, upon request, call us toll free at (800) 621-1048.

Principal Underwriter	If you have questions, comments or complaints, contact: DWS Investments Distributors, Inc. 222 South Riverside Plaza Chicago, IL 60606-5808 (800) 621-1148

DWS LifeCompass Retirement Fund

	Class A	Class B	Class C	Class S
Nasdaq Symbol	SUCAX	SUCBX	SUCCX	SCPCX
CUSIP Number	23337A 608	23337A 707	23337A 806	23337A 871
Fund Number	480	680	780	2080

DWS LifeCompass 2015 Fund

	Class A	Class B	Class C	Class S
Nasdaq Symbol	SPDAX	SPDBX	SPDCX	SPBAX
CUSIP Number	23337A 103	23337A 202	23337A 301	23337A 509
Fund Number	481	681	781	2081

DWS LifeCompass 2020 Fund

	Class A	Class B	Class C	Class S
Nasdaq Symbol	SUPAX	SUPBX	SUPCX	SPGRX
CUSIP Number	23337A 863	23337A 855	23337A 848	23337A 822
Fund Number	482	682	782	2082

DWS LifeCompass 2030 Fund

	Class A	Class B	Class C	Class S
Nasdaq Symbol	PLUSX	PLSBX	PLSCX	PPLSX
CUSIP Number	23337A 814	23337A 798	23337A 780	23337A 772
Fund Number	1084	1284	1384	2084

DWS LifeCompass 2040 Fund

	Class A	Class B	Class C	Class S
Nasdaq Symbol	TGTAX	—	TGTCX	TGTSX
CUSIP Number	23337A 764	—	23337A 756	23337A 749
Fund Number	457	—	757	2057

Notes

ITEM 2.	CODE OF ETHICS

As of the end of the period covered by this report, the registrant has adopted a code of ethics, as defined in Item 2 of Form N-CSR, that applies to its Principal Executive Officer and Principal Financial Officer.

There have been no amendments to, or waivers from, a provision of the code of ethics during the period covered by this report that would require disclosure under Item 2.

A copy of the code of ethics is filed as an exhibit to this Form N-CSR.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT

The fund’s audit committee is comprised solely of trustees who are "independent" (as such term has been defined by the Securities and Exchange Commission ("SEC") in regulations implementing Section 407 of the Sarbanes-Oxley Act (the "Regulations")). The fund’s Board of Trustees has determined that there are several "audit committee financial experts" (as such term has been defined by the Regulations) serving on the fund’s audit committee including Mr. William McClayton, the chair of the fund’s audit committee. An “audit committee financial expert” is not an “expert” for any purpose, including for purposes of Section 11 of the Securities Act of 1933 and the designation or identification of a person as an “audit committee financial expert” does not impose on such person any duties, obligations or liability that are greater than the duties, obligations and liability imposed on such person as a member of the audit committee and board of directors in the absence of such designation or identification.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES

DWS LIFECOMPASS RETIREMENT FUND

FORM N-CSR DISCLOSURE RE: AUDIT FEES

The following table shows the amount of fees that PricewaterhouseCoopers, LLP (“PWC”), the Fund’s independent registered public accounting firm, billed to the Fund during the Fund’s last two fiscal years. The Audit Committee approved in advance all audit services and non-audit services that PWC provided to the Fund.

Services that the Fund’s Independent Registered Public Accounting Firm Billed to the Fund

Fiscal Year Ended August 31,	Audit Fees Billed to Fund	Audit-Related Fees Billed to Fund	Tax Fees Billed to Fund	All Other Fees Billed to Fund
2010	$37,781	$0	$0	$0
2009	$37,041	$0	$0	$0

Services that the Fund’s Independent Registered Public Accounting Firm Billed to the Adviser and Affiliated Fund Service Providers

The following table shows the amount of fees billed by PWC to Deutsche Investment Management Americas Inc. (“DeIM” or the “Adviser”), and any entity controlling, controlled by or under common control with DeIM (“Control Affiliate”) that provides ongoing services to the Fund (“Affiliated Fund Service Provider”), for engagements directly related to the Fund’s operations and financial reporting, during the Fund’s last two fiscal years.

Fiscal Year August 31,	Audit-Related Fees Billed to Adviser and Affiliated Fund Service Providers	Tax Fees Billed to Adviser and Affiliated Fund Service Providers	All Other Fees Billed to Adviser and Affiliated Fund Service Providers
2010	$7,500	$0	$0
2009	$2,000	$0	$0

The “Audit-Related Fees” were billed for services in connection with the agreed-upon procedures.

Non-Audit Services

The following table shows the amount of fees that PWC billed during the Fund’s last two fiscal years for non-audit services. The Audit Committee pre-approved all non-audit services that PWC provided to the Adviser and any Affiliated Fund Service Provider that related directly to the Fund’s operations and financial reporting. The Audit Committee requested and received information from PWC about any non-audit services that PWC rendered during the Fund’s last fiscal year to the Adviser and any Affiliated Fund Service Provider. The Committee considered this information in evaluating PWC’s independence.

Fiscal Year Ended August 31,	Total Non-Audit Fees Billed to Fund (A)	Total Non-Audit Fees billed to Adviser and Affiliated Fund Service Providers (engagements related directly to the operations and financial reporting of the Fund) (B)	Total Non-Audit Fees billed to Adviser and Affiliated Fund Service Providers (all other engagements) (C)	Total of (A), (B) and (C)
2010	$0	$0	$100,000	$100,000
2009	$0	$0	$0	$0

All other engagement fees were billed for services in connection with an internal control review of a subadvisor.

Audit Committee Pre-Approval Policies and Procedures. Generally, each Fund’s Audit Committee must pre approve (i) all services to be performed for a Fund by a Fund’s Independent Registered Public Accounting Firm and (ii) all non-audit services to be performed by a Fund’s Independent Registered Public Accounting Firm for the DIMA Entities with respect to operations and financial reporting of the Fund, except that the Chairperson or Vice Chairperson of each Fund’s Audit Committee may grant the pre-approval for non-audit services described in items (i) and (ii) above for non-prohibited services for engagements of less than $100,000. All such delegated pre approvals shall be presented to each Fund’s Audit Committee no later than the next Audit Committee meeting.

There were no amounts that were approved by the Audit Committee pursuant to the de minimis exception under Rule 2-01 of Regulation S-X.

According to the registrant’s principal Independent Registered Public Accounting Firm, all of the principal Independent Registered Public Accounting Firm's hours spent on auditing the registrant's financial statements were attributed to work performed by full-time permanent employees of the principal Independent Registered Public Accounting Firm.

***

DWS LIFECOMPASS 2015 FUND

FORM N-CSR DISCLOSURE RE: AUDIT FEES

The following table shows the amount of fees that PricewaterhouseCoopers, LLP (“PWC”), the Fund’s independent registered public accounting firm, billed to the Fund during the Fund’s last two fiscal years. The Audit Committee approved in advance all audit services and non-audit services that PWC provided to the Fund.

Services that the Fund’s Independent Registered Public Accounting Firm Billed to the Fund

Fiscal Year Ended August 31,	Audit Fees Billed to Fund	Audit-Related Fees Billed to Fund	Tax Fees Billed to Fund	All Other Fees Billed to Fund
2010	$37,781	$0	$0	$0
2009	$37,041	$0	$0	$0

Services that the Fund’s Independent Registered Public Accounting Firm Billed to the Adviser and Affiliated Fund Service Providers

The following table shows the amount of fees billed by PWC to Deutsche Investment Management Americas Inc. (“DeIM” or the “Adviser”), and any entity controlling, controlled by or under common control with DeIM (“Control Affiliate”) that provides ongoing services to the Fund (“Affiliated Fund Service Provider”), for engagements directly related to the Fund’s operations and financial reporting, during the Fund’s last two fiscal years.

Fiscal Year August 31,	Audit-Related Fees Billed to Adviser and Affiliated Fund Service Providers	Tax Fees Billed to Adviser and Affiliated Fund Service Providers	All Other Fees Billed to Adviser and Affiliated Fund Service Providers
2010	$7,500	$0	$0
2009	$2,000	$0	$0

The “Audit-Related Fees” were billed for services in connection with the agreed-upon procedures.

Non-Audit Services

The following table shows the amount of fees that PWC billed during the Fund’s last two fiscal years for non-audit services. The Audit Committee pre-approved all non-audit services that PWC provided to the Adviser and any Affiliated Fund Service Provider that related directly to the Fund’s operations and financial reporting. The Audit Committee requested and received information from PWC about any non-audit services that PWC rendered during the Fund’s last fiscal year to the Adviser and any Affiliated Fund Service Provider. The Committee considered this information in evaluating PWC’s independence.

Fiscal Year Ended August 31,	Total Non-Audit Fees Billed to Fund (A)	Total Non-Audit Fees billed to Adviser and Affiliated Fund Service Providers (engagements related directly to the operations and financial reporting of the Fund) (B)	Total Non-Audit Fees billed to Adviser and Affiliated Fund Service Providers (all other engagements) (C)	Total of (A), (B) and (C)
2010	$0	$0	$100,000	$100,000
2009	$0	$0	$0	$0

All other engagement fees were billed for services in connection with an internal control review of a subadvisor.

Audit Committee Pre-Approval Policies and Procedures. Generally, each Fund’s Audit Committee must pre approve (i) all services to be performed for a Fund by a Fund’s Independent Registered Public Accounting Firm and (ii) all non-audit services to be performed by a Fund’s Independent Registered Public Accounting Firm for the DIMA Entities with respect to operations and financial reporting of the Fund, except that the Chairperson or Vice Chairperson of each Fund’s Audit Committee may grant the pre-approval for non-audit services described in items (i) and (ii) above for non-prohibited services for engagements of less than $100,000. All such delegated pre approvals shall be presented to each Fund’s Audit Committee no later than the next Audit Committee meeting.

There were no amounts that were approved by the Audit Committee pursuant to the de minimis exception under Rule 2-01 of Regulation S-X.

According to the registrant’s principal Independent Registered Public Accounting Firm, all of the principal Independent Registered Public Accounting Firm's hours spent on auditing the registrant's financial statements were attributed to work performed by full-time permanent employees of the principal Independent Registered Public Accounting Firm.

***

DWS LIFECOMPASS 2020 FUND

FORM N-CSR DISCLOSURE RE: AUDIT FEES

The following table shows the amount of fees that PricewaterhouseCoopers, LLP (“PWC”), the Fund’s independent registered public accounting firm, billed to the Fund during the Fund’s last two fiscal years. The Audit Committee approved in advance all audit services and non-audit services that PWC provided to the Fund.

Services that the Fund’s Independent Registered Public Accounting Firm Billed to the Fund

Fiscal Year Ended August 31,	Audit Fees Billed to Fund	Audit-Related Fees Billed to Fund	Tax Fees Billed to Fund	All Other Fees Billed to Fund
2010	$37,781	$0	$0	$0
2009	$37,041	$0	$0	$0

Services that the Fund’s Independent Registered Public Accounting Firm Billed to the Adviser and Affiliated Fund Service Providers

The following table shows the amount of fees billed by PWC to Deutsche Investment Management Americas Inc. (“DeIM” or the “Adviser”), and any entity controlling, controlled by or under common control with DeIM (“Control Affiliate”) that provides ongoing services to the Fund (“Affiliated Fund Service Provider”), for engagements directly related to the Fund’s operations and financial reporting, during the Fund’s last two fiscal years.

Fiscal Year August 31,	Audit-Related Fees Billed to Adviser and Affiliated Fund Service Providers	Tax Fees Billed to Adviser and Affiliated Fund Service Providers	All Other Fees Billed to Adviser and Affiliated Fund Service Providers
2010	$7,500	$0	$0
2009	$2,000	$0	$0

The “Audit-Related Fees” were billed for services in connection with the agreed-upon procedures.

Non-Audit Services

The following table shows the amount of fees that PWC billed during the Fund’s last two fiscal years for non-audit services. The Audit Committee pre-approved all non-audit services that PWC provided to the Adviser and any Affiliated Fund Service Provider that related directly to the Fund’s operations and financial reporting. The Audit Committee requested and received information from PWC about any non-audit services that PWC rendered during the Fund’s last fiscal year to the Adviser and any Affiliated Fund Service Provider. The Committee considered this information in evaluating PWC’s independence.

Fiscal Year Ended August 31,	Total Non-Audit Fees Billed to Fund (A)	Total Non-Audit Fees billed to Adviser and Affiliated Fund Service Providers (engagements related directly to the operations and financial reporting of the Fund) (B)	Total Non-Audit Fees billed to Adviser and Affiliated Fund Service Providers (all other engagements) (C)	Total of (A), (B) and (C)
2010	$0	$0	$100,000	$100,000
2009	$0	$0	$0	$0

All other engagement fees were billed for services in connection with an internal control review of a subadvisor.

Audit Committee Pre-Approval Policies and Procedures. Generally, each Fund’s Audit Committee must pre approve (i) all services to be performed for a Fund by a Fund’s Independent Registered Public Accounting Firm and (ii) all non-audit services to be performed by a Fund’s Independent Registered Public Accounting Firm for the DIMA Entities with respect to operations and financial reporting of the Fund, except that the Chairperson or Vice Chairperson of each Fund’s Audit Committee may grant the pre-approval for non-audit services described in items (i) and (ii) above for non-prohibited services for engagements of less than $100,000. All such delegated pre approvals shall be presented to each Fund’s Audit Committee no later than the next Audit Committee meeting.

There were no amounts that were approved by the Audit Committee pursuant to the de minimis exception under Rule 2-01 of Regulation S-X.

According to the registrant’s principal Independent Registered Public Accounting Firm, all of the principal Independent Registered Public Accounting Firm's hours spent on auditing the registrant's financial statements were attributed to work performed by full-time permanent employees of the principal Independent Registered Public Accounting Firm.

***

DWS LIFECOMPASS 2030 FUND

FORM N-CSR DISCLOSURE RE: AUDIT FEES

The following table shows the amount of fees that PricewaterhouseCoopers, LLP (“PWC”), the Fund’s independent registered public accounting firm, billed to the Fund during the Fund’s last two fiscal years. The Audit Committee approved in advance all audit services and non-audit services that PWC provided to the Fund.

Services that the Fund’s Independent Registered Public Accounting Firm Billed to the Fund

Fiscal Year Ended August 31,	Audit Fees Billed to Fund	Audit-Related Fees Billed to Fund	Tax Fees Billed to Fund	All Other Fees Billed to Fund
2010	$37,781	$0	$0	$0
2009	$37,041	$0	$0	$0

Services that the Fund’s Independent Registered Public Accounting Firm Billed to the Adviser and Affiliated Fund Service Providers

The following table shows the amount of fees billed by PWC to Deutsche Investment Management Americas Inc. (“DeIM” or the “Adviser”), and any entity controlling, controlled by or under common control with DeIM (“Control Affiliate”) that provides ongoing services to the Fund (“Affiliated Fund Service Provider”), for engagements directly related to the Fund’s operations and financial reporting, during the Fund’s last two fiscal years.

Fiscal Year August 31,	Audit-Related Fees Billed to Adviser and Affiliated Fund Service Providers	Tax Fees Billed to Adviser and Affiliated Fund Service Providers	All Other Fees Billed to Adviser and Affiliated Fund Service Providers
2010	$7,500	$0	$0
2009	$2,000	$0	$0

The “Audit-Related Fees” were billed for services in connection with the agreed-upon procedures.

Non-Audit Services

The following table shows the amount of fees that PWC billed during the Fund’s last two fiscal years for non-audit services. The Audit Committee pre-approved all non-audit services that PWC provided to the Adviser and any Affiliated Fund Service Provider that related directly to the Fund’s operations and financial reporting. The Audit Committee requested and received information from PWC about any non-audit services that PWC rendered during the Fund’s last fiscal year to the Adviser and any Affiliated Fund Service Provider. The Committee considered this information in evaluating PWC’s independence.

Fiscal Year Ended August 31,	Total Non-Audit Fees Billed to Fund (A)	Total Non-Audit Fees billed to Adviser and Affiliated Fund Service Providers (engagements related directly to the operations and financial reporting of the Fund) (B)	Total Non-Audit Fees billed to Adviser and Affiliated Fund Service Providers (all other engagements) (C)	Total of (A), (B) and (C)
2010	$0	$0	$100,000	$100,000
2009	$0	$0	$0	$0

All other engagement fees were billed for services in connection with an internal control review of a subadvisor.

Audit Committee Pre-Approval Policies and Procedures. Generally, each Fund’s Audit Committee must pre approve (i) all services to be performed for a Fund by a Fund’s Independent Registered Public Accounting Firm and (ii) all non-audit services to be performed by a Fund’s Independent Registered Public Accounting Firm for the DIMA Entities with respect to operations and financial reporting of the Fund, except that the Chairperson or Vice Chairperson of each Fund’s Audit Committee may grant the pre-approval for non-audit services described in items (i) and (ii) above for non-prohibited services for engagements of less than $100,000. All such delegated pre approvals shall be presented to each Fund’s Audit Committee no later than the next Audit Committee meeting.

There were no amounts that were approved by the Audit Committee pursuant to the de minimis exception under Rule 2-01 of Regulation S-X.

According to the registrant’s principal Independent Registered Public Accounting Firm, all of the principal Independent Registered Public Accounting Firm's hours spent on auditing the registrant's financial statements were attributed to work performed by full-time permanent employees of the principal Independent Registered Public Accounting Firm.

***

DWS LIFECOMPASS 2040 FUND

FORM N-CSR DISCLOSURE RE: AUDIT FEES

The following table shows the amount of fees that PricewaterhouseCoopers, LLP (“PWC”), the Fund’s independent registered public accounting firm, billed to the Fund during the Fund’s last two fiscal years. The Audit Committee approved in advance all audit services and non-audit services that PWC provided to the Fund.

Services that the Fund’s Independent Registered Public Accounting Firm Billed to the Fund

Fiscal Year Ended August 31,	Audit Fees Billed to Fund	Audit-Related Fees Billed to Fund	Tax Fees Billed to Fund	All Other Fees Billed to Fund
2010	$37,781	$0	$0	$0
2009	$37,041	$0	$0	$0

Services that the Fund’s Independent Registered Public Accounting Firm Billed to the Adviser and Affiliated Fund Service Providers

The following table shows the amount of fees billed by PWC to Deutsche Investment Management Americas Inc. (“DeIM” or the “Adviser”), and any entity controlling, controlled by or under common control with DeIM (“Control Affiliate”) that provides ongoing services to the Fund (“Affiliated Fund Service Provider”), for engagements directly related to the Fund’s operations and financial reporting, during the Fund’s last two fiscal years.

Fiscal Year August 31,	Audit-Related Fees Billed to Adviser and Affiliated Fund Service Providers	Tax Fees Billed to Adviser and Affiliated Fund Service Providers	All Other Fees Billed to Adviser and Affiliated Fund Service Providers
2010	$7,500	$0	$0
2009	$2,000	$0	$0

The “Audit-Related Fees” were billed for services in connection with the agreed-upon procedures.

Non-Audit Services

The following table shows the amount of fees that PWC billed during the Fund’s last two fiscal years for non-audit services. The Audit Committee pre-approved all non-audit services that PWC provided to the Adviser and any Affiliated Fund Service Provider that related directly to the Fund’s operations and financial reporting. The Audit Committee requested and received information from PWC about any non-audit services that PWC rendered during the Fund’s last fiscal year to the Adviser and any Affiliated Fund Service Provider. The Committee considered this information in evaluating PWC’s independence.

Fiscal Year Ended August 31,	Total Non-Audit Fees Billed to Fund (A)	Total Non-Audit Fees billed to Adviser and Affiliated Fund Service Providers (engagements related directly to the operations and financial reporting of the Fund) (B)	Total Non-Audit Fees billed to Adviser and Affiliated Fund Service Providers (all other engagements) (C)	Total of (A), (B) and (C)
2010	$0	$0	$100,000	$100,000
2009	$0	$0	$0	$0

All other engagement fees were billed for services in connection with an internal control review of a subadvisor.

Audit Committee Pre-Approval Policies and Procedures. Generally, each Fund’s Audit Committee must pre approve (i) all services to be performed for a Fund by a Fund’s Independent Registered Public Accounting Firm and (ii) all non-audit services to be performed by a Fund’s Independent Registered Public Accounting Firm for the DIMA Entities with respect to operations and financial reporting of the Fund, except that the Chairperson or Vice Chairperson of each Fund’s Audit Committee may grant the pre-approval for non-audit services described in items (i) and (ii) above for non-prohibited services for engagements of less than $100,000. All such delegated pre approvals shall be presented to each Fund’s Audit Committee no later than the next Audit Committee meeting.

There were no amounts that were approved by the Audit Committee pursuant to the de minimis exception under Rule 2-01 of Regulation S-X.

According to the registrant’s principal Independent Registered Public Accounting Firm, all of the principal Independent Registered Public Accounting Firm's hours spent on auditing the registrant's financial statements were attributed to work performed by full-time permanent employees of the principal Independent Registered Public Accounting Firm.

***

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS

Not applicable

ITEM 6.	SCHEDULE OF INVESTMENTS

Not applicable

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS

Not Applicable.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS

There were no material changes to the procedures by which shareholders may recommend nominees to the Fund’s Board. The primary function of the Nominating and Governance Committee is to identify and recommend individuals for membership on the Board and oversee the administration of the Board Governance Guidelines. Shareholders may recommend candidates for Board positions by forwarding their correspondence by U.S. mail or courier service to Paul K. Freeman, Independent Chairman, DWS Funds, P.O. Box 101833, Denver, CO 80250-1833.

ITEM 11.	CONTROLS AND PROCEDURES

(a)          The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b)         There have been no changes in the registrant’s internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 12.	EXHIBITS

(a)(1) Code of Ethics pursuant to Item 2 of Form N-CSR is filed and attached hereto as EX-99.CODE ETH.

(a)(2) Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

(b) Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

Form N-CSR Item F

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	DWS Target Date Series

By:	/s/Michael G. Clark Michael G. Clark President

Date:	October 29, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Michael G. Clark Michael G. Clark President

Date:	October 29, 2010

By:	/s/Paul Schubert Paul Schubert Chief Financial Officer and Treasurer

Date:	October 29, 2010